UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-42180
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 52	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05311
Amendment No. 77	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-2

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® FPVUL
Individual Flexible Premium Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-2
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the policy owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify policy owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.

Policies where the policy owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Policy owners may elect to receive all future shareholder reports in paper free of charge. To do so, policy owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the policy.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
•	BNY Mellon Variable Investment Fund: Growth and Income Portfolio: Initial Shares
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
•	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series I Shares
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
•	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco Oppenheimer V.I. Global Fund: Series I

•	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I
•	Invesco Oppenheimer V.I. International Growth Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I
•	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment option is also available under the policy.
❍	Fixed Account

Table of Contents (continued)

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the greater of the Total Specified Amount or the applicable percentage of Cash Value. The amount of the Death Benefit Proceeds will ordinarily not change for several years to reflect Investment Experience and may not change at all. If Investment Experience is favorable, the amount of the Death Benefit Proceeds may increase.
Death Benefit Option 2: The Death Benefit will be the greater of the Total Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience.
Benefit Payout
Policy Proceeds will be paid out in a lump sum.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.

Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-2 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account options(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and receive a refund, see Right To Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Accidental Death Benefit Rider
•	Base Insured Term Rider
•	Change of Insured Rider
•	Children's Insurance Rider
•	Guaranteed Minimum Death Benefit Rider
•	Spouse Life Insurance Rider
•	Waiver of Monthly Deductions Rider
•	For additional information, see Policy Riders and Rider Charges.

In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.

The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum $25 from each $1,000 of Premium	Current $25 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	$35 per $1,000 of Premium
Surrender Charges2 † Representative – An age 35 male; non-tobacco preferred; Base Policy Specified Amount and Total Specified Amount of $250,000; Death Benefit Option 1	Upon surrender or policy Lapse	Minimum $357	Maximum $19,298	Representative $1,704
From the Policy's available Cash Value
Illustration Charge[3]	Upon requesting an illustration	Maximum $25	Current $0
Partial Surrender Fee	Upon a partial surrender	Maximum the lesser of $25 or 2% of the surrendered amount	Current $0
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Sales Load and the Premium Taxes charge (collectively "Premium Load") represent the maximums that may be charged in any policy year, see Premium Load. Currently, the sales load is reduced to $5 per $1,000 of Premium payment on any portion of the annual Premium in excess of the break point Premium, as shown on the Policy Data Page.
[2]	The charge calculations shown assume an aggregate first year Premium in excess of the surrender target premium. The surrender target premium is an assumed Premium payment amount used in calculating the surrender charge. The surrender charge is based on the lesser of the surrender target premium and the Premiums paid in the first year from the Policy Date. The surrender target premium varies by: the Insured's sex; age (when the policy was issued); underwriting class and the Base Policy Specified Amount (and any increases). The maximum Surrender Charge calculation assumes: a female age 18; non-tobacco; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1; and a full surrender occurring in the first year from the Policy Date. The minimum charge calculation assumes: a male age 75 or older; tobacco; Base Policy Specified Amount and Total Specified Amount $500,000; Death Benefit Option 1; and a full surrender occurring in the first year from the Policy Date.
[3]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.

The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted From Cash Values
Cost Of Insurance Charge† Representative - An age 35 male; non-tobacco preferred; Bae Policy Specified Amount and Total Specified Amount of $250,000; Death Benefit Option 1	Monthly	Minimum $.05	Maximum $83.33	Representative $0.11
Per $1,000 of Net Amount At Risk - From the Policy's available Cash Value
Flat Extra Charge[1]	Monthly	Maximum $2.08 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Mortality And Expense Risk Charge[2]	Daily based on annualized rate	Maximum $8.00 per $1,000 of Cash Value allocated to Sub-Accounts
Proportionately from the Sub-Accounts
Administrative Charge[3]	Monthly	Maximum $25	Current $12.50
From the Policy's available Cash Value
Increase Charge[4]	Monthly	Maximum $0.17 per $1,000 of Base Policy Specified Amount increase
From the Policy's available Cash Value
Policy Loan Interest[5]	Annually	Current and Maximum: $60 per $1,000 of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[2]	After the ninth policy year, the Mortality and Expense Risk Charge continues to be $8.00 per $1,000 of variable Cash Value on the first $25,000 of Cash Value, but only $5.00 per $1,000 on additional variable Cash Value. For policies issued in New York, the charge is reduced regardless of the Cash Value.
[3]	After the first policy year the monthly maximum Administrative Charge is $7.50, and the current amount deducted on a monthly basis is $5.
[4]	The increase charge will be deducted upon a request to increase the Base Policy Specified Amount and on a monthly basis for 12 months after the increase.
[5]	Interest is charged on the amount of an outstanding loan, but interest is also credited on amounts in the policy loan account, see Policy Loans. During years two through 14 from the Policy Date, the current interest crediting rate is 5.1%. Thereafter, the current interest crediting rate is 6.0% per annum for all loans (guaranteed minimum of 4.0%).

The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Periodic Charges For Riders
Charge	When Optional Charge Is Deducted	Amount Deducted From Cash Value
Accidental Death Benefit Rider† Representative - An age 35 male; non-tobacco preferred; Accidental Death Benefit of $100,000	Monthly	Minimum $0.05	Maximum $0.75	Representative $0.06
Per $1,000 of Accidental Death Benefit - From the Policy's available Cash Value
Base Insured Term Rider† Representative - An age 35 male; non-tobacco preferred; Base Policy Specified Amount $250,000; and Additional Death Benefit $250,000	Monthly	Minimum $0.02	Maximum $83.33	Representative $0.03
Per $1,000 of additional protection - From the Policy's available Cash Value
Children's Insurance Rider	Monthly	Maximum $0.43 Per $1,000 of Children’s Insurance Rider Specified Amount
From the Policy's available Cash Value
Guaranteed Minimum Death Benefit Rider[1]	Monthly	Maximum $0.01 Per $1,000 of Guaranteed Minimum Death Benefit Rider Specified Amount
From the Policy's available Cash Value
Spouse Life Insurance Rider† Representative Spouse - An age 35 female; non-tobacco; Spouse Life Insurance Rider Specified Amount $100,000	Monthly	Minimum $0.10	Maximum $10.23	Representative $0.15
Per $1,000 of Spouse Life Insurance Rider Specified Amount - From the Policy's available Cash Value
Waiver of Monthly Deductions Rider† Representative - An age 35 male; non-tobacco preferred; Total Specified Amount $250,000; and Death Benefit Option 1	Monthly	Minimum $85	Maximum $855	Representative $85
Per $1,000 of Deduction Waiver Benefit - From the Policy's available Cash Value
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The charge for this Rider is not assessed during the first three policy years.

The next table shows the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.15%	6.31%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 4%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.

Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:

(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b) and then subtracting (c) where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period; and
(c)	is a factor representing the daily mortality and expense risk charge.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each policy starts with zero transfer events each January 1. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy financial professionals will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the value allocated to the Sub-Accounts (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
To determine the adjusted Death Benefit, the Net Amount At Risk at the time of the Insured's death is multiplied by the ratio of the monthly cost of insurance applied at the true age in the policy month of death and the monthly cost of insurance that should have been applied at the true age in the policy month of death. This adjusted amount will be added to reflect the true age to the Cash Value of the policy at the Insured's death. The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.

Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;

•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no named beneficiary survives the Insured, the Proceeds will be paid to the policy owner or the policy owner's estate.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
To Purchase
The policy is available for Insureds between the ages of 0 and 80. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Coverage
Nationwide will issue the policy only if the underwriting process has been completed, the application is approved, and the proposed Insured is alive and in the same condition of health as described in the application. However, full insurance coverage will take effect only after the minimum initial Premium is paid. Monthly charges are deducted from the policy’s Cash Value beginning on the Policy Date.
Coverage Effective Date
Insurance coverage will begin and be In Force on the Policy Date shown on the Policy Data Page. For a change in the Base Policy Specified Amount and/or Rider Specified Amount, the effective date will be on the next monthly anniversary from the Policy Date after Nationwide approves the request. It will end upon the Insured's death, once the Proceeds are paid or when the policy matures. Coverage will also end if the policy Lapses.

Temporary Insurance Coverage
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right To Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
To Change Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 80 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An additional

Surrender Charge schedule will also apply whenever the Base Policy Specified Amount is increased. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may cause an increase to the amount of subsequent Premium payments needed to keep the policy from Lapsing, see Lapse.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Premium Payments
The policy does not require a scheduled payment of Premium to keep it In Force. The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist, see Unfavorable Investment Experience. Upon request, we will furnish Premium receipts.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Initial Premium
The amount of initial Premium will depend on the initial Total Specified Amount of insurance, the death benefit option, and any Riders elected. Generally, the higher the required initial Total Specified Amount, the higher the initial Premium will be. Similarly, because Death Benefit Option 2 provides for a potentially greater Death Benefit than Death Benefit Option 1, Death Benefit Option 2 may require a higher amount of initial Premium. Also, the age, health, and activities of the Insured will affect Nationwide’s determination of the risk of issuing the policy. In general, the greater this risk, the higher the initial Premium required.
Whether Nationwide will issue full insurance coverage depends on the Insured meeting all underwriting requirements, payment of the initial Premium, and delivery of the policy while the Insured is alive. Nationwide will not delay delivery of the policy to increase the likelihood that the Insured is not still living. Depending on the outcome of the underwriting process, more or less Premium may be necessary to issue the policy. If Nationwide does not issue the policy, the Premium payment will be returned within two business days.
The policy owner may pay the initial Premium to the Service Center or to an authorized representative. The initial Premium payment must be at least $50, equal to the minimum monthly Premium. The initial Premium payment will not be applied to the policy until the underwriting process is complete. Allocation of initial Net Premium will be determined by the right to examine law of the state or territory where the policy is issued, see Right to Cancel (Examination Right).
Subsequent Premiums
The policy owner may make additional Premium payments at any time while the policy is In Force, subject to the following:
•	During the first three policy years, the total Premium payments, less any outstanding Indebtedness, less any partial surrender fee, must be greater than or equal to the minimum Premium requirement in order to guarantee that the policy will remain In Force.
•	After the first three policy years, each Premium payment must be at least equal to the minimum monthly Premium.
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.
•	Nationwide may require that outstanding Indebtedness be repaid prior to accepting any additional Premium payments, see Lapse.
•	Nationwide will send scheduled Premium payment reminder notices to you according to the Premium payment method shown on the Policy Data Page. Subsequent Premium payments must be sent to the Service Center, see Contacting the Service Center.

Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Exchanging the Policy
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender this policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability. After the first 24 months of coverage, a policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
The new policy may be one of Nationwide’s available fixed benefit life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. A policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
To Terminate (Surrender)
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Proceeds Upon Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Generally, if the policy has a Cash Surrender Value in excess of the Premiums paid, upon surrender the excess will be included in the policy owner’s income for federal tax purposes, see Taxes. The Cash Surrender Value will be reduced by outstanding Indebtedness, see Policy Loans.
To Assign
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center. Alternatively, policy owners may receive information faster and reduce the amount of mail received by signing up for the eDelivery program. Go to www.nationwide.com/login to change the document delivery preferences.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.

Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured's of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
The sales load portion of the Premium Load Charge is guaranteed not to exceed $25 per $1,000 of Premium and covers sales expenses. Currently, this charge is equal to $25 per $1,000 of Premium up to the break point Premium, and $5 per $1,000 of Premium in excess of the break point Premium. The break point Premium is shown in the Policy Data Page. Sales load is assessed each time a Premium payment is submitted.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
The policy owner may request a partial surrender after the first year from the Policy Date while the policy is In Force. The charge for a partial surrender compensates Nationwide for the administrative costs in calculating and generating the surrender amount. The maximum fee is the lesser of $25 or 2% of the dollar amount of the partial surrender. However, currently, there is no charge for a partial surrender. The Cash Value available for a partial surrender is subject to any Indebtedness.
Surrender Charge
A surrender charge will apply if the policy is surrendered during the first nine years from the Policy Date, Lapsed, or a decrease in the Base Policy Specified Amount is requested. Surrender charges compensate Nationwide for policy underwriting and sales expenses. The charge will be deducted the policy’s Cash Value. The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in the Base Policy Specified Amount.
The following tables illustrate the maximum initial surrender charge per $1,000 of initial Base Policy Specified Amount for policies which are issued on a standard basis, see Appendix C: Illustrations of Surrender Charges.

Initial Base Policy Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 7.776	$ 7.521	$ 8.369	$ 7.818
35	$ 8.817	$ 8.398	$ 9.811	$ 8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641
Initial Base Policy Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 5.776	$ 5.521	$ 6.369	$ 5.818
35	$ 6.817	$ 6.398	$ 7.811	$ 6.891
45	$ 9.691	$ 8.896	$11.387	$ 9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641
Special guaranteed maximum surrender charges apply in Pennsylvania, see Appendix C: Illustrations of Surrender Charges. Ask for an illustration or see the Policy Data Page for more information.
The surrender charge amount decreases over time and Nationwide will deduct the surrender charge based on the following schedule:
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount increase:	Surrender Charge as a Percentage of Initial Surrender Charge
0	100%
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	40%
8	30%
9 and After	0%
There are two components to the surrender charge: the underwriting component and the sales component. The underwriting component is based upon the Insured’s age when the policy is issued and covers costs associated with underwriting. The sales expense component, which is based on and varies by the Insured’s sex, age when the policy is issued, and underwriting class, covers sales expenses including processing applications, conducting medical exams, determining insurability (and the Insured’s underwriting class), and establishing policy records. Additional information can be found in the Statement of Additional Information which can be requested, free of charge, by contacting the Service Center.
Nationwide will waive the surrender charge if the policy is surrendered in exchange for a plan of permanent fixed life insurance offered by Nationwide, subject to the following:
•	the exchange and waiver may be subject to new, satisfactory evidence of insurability and Nationwide’s underwriting approval; and
•	the Waiver of Monthly Deductions Rider has not been invoked.
Nationwide may impose a new surrender charge on the policy received in the exchange.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.

The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require larger or additional Premium payments in order to avoid Lapsing the Policy.
The rate class of an Insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non medical basis, actual rates will be higher than the current cost of insurance rates being charged that are medically underwritten.
Mortality and Expense Risk Charge
The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
Though the maximum guaranteed mortality and expense risk charge is higher, currently, this charge is deducted on a daily basis according to the following schedule. During the first through ninth year from the Policy Date, the annualized charge is $8.00 per $1,000 of Cash Value. After the ninth year, this annualized charge is $8.00 per $1,000 on the first $25,000 of Cash Value and $5.00 per $1,000 of additional Cash Value.

Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $12.50 per month through the first year from the Policy Date, and $5 per month after the first year from the Policy Date. The maximum guaranteed charge is $25 per month through the first year from the Policy Date, and $7.50 per month after the first year from the Policy Date.
Increase Charge
The increase charge is deducted from the Cash Value when the policy owner requests an increase in the Base Policy Specified Amount. It is used to cover the cost of underwriting the requested increase and processing and distribution expenses related to the increase.
The increase charge is comprised of two components: underwriting and administration; and sales. The underwriting and administration component is equal to $1.50 per year per $1,000 of increase. The sales component is equal to $0.54 per year per $1,000 of increase. Together, the maximum charge totals $2.04 per year ($0.17 per month).
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.

A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum (99% of first year premium and no more than 4% of any excess and renewal premium). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.

Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Accidental Death Benefit Rider
Subject to Nationwide’s underwriting approval, this Rider may be elected at any time. The Rider pays a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death. The benefit continues until the Insured reaches Attained Age 70. The policy owner will be charged for this Rider: so long as the policy remains In Force and the Rider's term has not expired; the benefit has been paid, the policy matures or otherwise terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective on the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The charge for this benefit is deducted from the policy's Cash Value, therefore this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Otherwise, the benefit of this Rider and the Death Benefit are independent of one another.
Accidental Death Benefit Rider Charge
The charge for this Rider compensates Nationwide for providing coverage in the event of the Insured's accidental death, meaning the Insured's death as a result of bodily injury caused by external, violent and accidental means from a cause other than a risk not assumed. The charge is the product of the Accidental Death Benefit Rider Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class and any Substandard Ratings.
Base Insured Term Rider
Subject to Nationwide’s underwriting approval, this Rider is available when the policy is In Force. The benefit is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death.
The benefit amount varies monthly and is based on the elected death benefit option. The policy owner may renew coverage annually until the Insured reaches Attained Age 95, when this Rider's term expires. Because the charge for this benefit is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

Before deciding whether to purchase the Rider it is important to know that when this Rider is purchased, the compensation received by the financial professional and his or her firm is less than when compared to purchasing insurance coverage under the base policy. As a result of this compensation reduction, the charges assessed for the cost of insurance under the Rider will be lower for a significant period of time. There are instances where the Rider may require lower Premium to maintain the total death benefit over the life of the policy or may require higher Premium when compared to not purchasing the Rider at all. When the Rider is purchased, the Maturity Date for coverage under the Rider may not be extended (resulting in a loss of coverage at maturity).
Base Insured Term Rider Charge
The charge for this Rider compensates Nationwide for providing term life insurance on the Insured. The charge is the product of the Rider Specified Amount and the additional protection cost of insurance rate. The additional protection cost of insurance rate is based on an expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by: the Insured's sex; Attained Age; underwriting class; any Substandard Ratings; and the Rider Specified Amount.
Change of Insured Rider
The Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will vary by characteristics of the new Insured including the new Insured’s Attained Age, sex, rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 18 on the Policy Date;
(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount stated in the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income.

The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the monthly anniversary of the Policy Date coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
Guaranteed Minimum Death Benefit Rider
This Rider is only available at application and has no loan value or Cash Surrender Value. The purpose of this Rider is to keep the death benefit In Force and to prevent the policy from Lapsing. The benefit is a death benefit payable to the beneficiary, less any Indebtedness and any withdrawals.
Guaranteed Minimum Death Benefit Rider Charge
There is no charge for this Rider during the first three policy years. In the first month of the third Policy year, this charge will begin and after the third Policy year, this Rider ensures that the base policy will remain In Force even if the Cash Surrender Value is zero or less, as long as: 1) the Rider is In Force; 2) the Insured is alive; and 3) the annual Guaranteed Minimum Death Benefit Rider Minimum Premium requirement has been met. The annual Rider Minimum Premium is shown on the Policy Data Page and is based on the issue age, sex, Total Specified Amount, death benefit option and underwriting class of the Insured.
On each policy anniversary, Nationwide will determine if the Rider Minimum Premium requirement has been met. This requirement shall be met if the sum of all previous Premium payments under the policy, less any partial withdrawals and existing policy Indebtedness is greater than or equal to the sum of the annual Rider Minimum Premiums for the previous policy years. If this requirement is met, the policy is guaranteed to remain In Force during the next policy year, provided there are no new loans or partial withdrawals. If this requirement is not met, Nationwide will notify the policy owner of the Premium payments required in order to continue benefits under this Rider. A Grace Period of 61 days will be provided and if the required Premiums are not received during this Grace Period, the Rider will terminate without value. During this Grace Period, the Rider charge will still apply. During any policy year when benefits are being paid under the Waiver of Monthly Deduction Rider, the annual Rider Minimum Premium that policy year will be equal to zero.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.

This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or until the Rider is terminated by written request received in good order by the Service Center.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider can be elected at any time so long as the policy is In Force and it is before the Policy Date on or following the date the Insured reaches age 59.
Rider Benefit
The benefit associated with this Rider is a waiver of the policy's monthly deductions if the Insured becomes totally disabled, as defined in the Rider, for at least six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Disability During the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months within the first three years from the Policy Date, the benefit is a credit to the policy in an amount necessary to keep the policy In Force as opposed to a waiver of the monthly deductions. The Cash Value will increase by the amount in which the minimum monthly premium exceeds the monthly deductions, just as if the minimum monthly premium had been paid.
Disability Following the First Three Years from the Policy Date
If the Insured becomes totally disabled for six consecutive months any time after the first three years from the Policy Date, the benefit is a waiver of the policy's monthly deductions. For example, if the policy owner becomes totally disabled for six consecutive months two years and eight months from the Policy Date, for the first four months, the benefit would be a credit equal to the amount necessary to keep the policy In Force. After that, the Rider's benefit becomes a waiver of the policy's monthly charges.
Following the third year from the Policy Date, the Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional premium payments to prevent Lapse. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The benefit duration depends on the Insured's age when total disability begins. Before age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65). Between ages 60 and 63, the benefit continues until the Insured turns age 65. From age 63, the benefit lasts only for two years.

Waiver of Monthly Deductions Rider Charge
The charge for this Rider compensates Nationwide for the risks assumed in crediting and/or waiving policy charges during the Insured's total disability. The charge is the product of the amount of periodic charges deducted from the policy on a monthly basis (excluding the cost for this Rider) and the deduction waiver cost rate. The deduction waiver cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The charge for this Rider is deducted proportionately from the Sub-Account and Fixed Account allocations; therefore, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next monthly anniversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.

A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;

(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value less any surrender charge, less interest due on the next policy anniversary. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 6.00% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Policy loan interest charges may provide revenue for risk charges and profit.

If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy’s monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.

Grace Period
The policy owner will receive notice when the Grace Period begins. The notice will state an amount of Premium required to avoid Lapse that is equal to four times the current monthly deductions. If this Premium amount is not paid within 61 days, the policy and all Riders will Lapse. The Grace Period will not alter the operation of the policy or the payment of Proceeds.
The policies will not Lapse during the first three policy years provided that on each monthly anniversary date 1) is greater than or equal to 2), where:
1)	is the sum of all Premiums paid to date minus any Indebtedness, minus any partial surrenders; and
2)	is the sum of monthly Premiums required since the Policy Date, including the monthly minimum Premium for the current monthly anniversary date.
If 1) is less than 2) and the Cash Surrender Value is less than zero, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to satisfy the minimum Premium requirement. If sufficient Premium is not paid by the end of the Grace Period, the policy will Lapse without value. In any event, the policy will not Lapse as long as there is a positive Cash Surrender Value.
Beginning with the fourth policy year, if the Cash Surrender Value on a monthly anniversary day is not sufficient to cover the current policy charges, a Grace Period of 61 days from the monthly anniversary day will be allowed for the payment of sufficient Premium to cover the current policy charges due, plus an amount equal to three times the current monthly deduction.
Reinstatement
The policy owner may request a reinstatement of a Lapsed policy by:
•	Submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date; and
•	Providing further satisfactory evidence of insurability that Nationwide may require; and
❍	Paying an amount of Premium equal to the minimum monthly Premiums missed since the beginning of the Grace Period, if the policy terminated in the first three policy years; or
❍	Paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period if the policy terminated in the fourth or later policy year; and
•	Paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and
•	Paying or reinstating any Indebtedness against the policy which existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any Riders, will be the monthly anniversary date on or next following the date the application for reinstatement is approved. If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:
•	The Cash Value at the end of the Grace Period; or
•	The surrender charge for the year from the Policy Date in which the policy was reinstated.
Nationwide will add any Premiums or loan repayments made to reinstate the policy. The allocations to the Sub-Accounts in effect at the start of the Grace Period will be reinstated, unless the policy owner instructs otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.

Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after it has been In Force for one year from the Policy Date. Currently, there is no charge for partial surrenders. Partial surrenders are permitted if they satisfy the following requirements:
(1)	The minimum amount of any partial surrender is $500;
(2)	Partial surrenders may not reduce the Base Policy Specified Amount to less than $50,000;
(3)	After a partial surrender, the Cash Surrender Value is greater than $500 or an amount equal to three times the current monthly deduction if higher;
(4)	Maximum total partial surrenders in any policy year are limited to 10% of the total net Premium payments applied to the policy. Currently, this requirement is waived beginning in the 15th year if the Cash Surrender Value is $10,000 or more after the withdrawal; and
(5)	After the partial surrender, the policy continues to qualify as life insurance under Section 7702 of the Code.
Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
When a partial surrender is made, the Cash Value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the Base Policy Specified Amount is reduced by the amount of the partial surrender, unless the Death Benefit is based on the applicable percentage of Cash Value. In that case, a partial surrender will decrease the Base Policy Specified Amount proportionally based on the applicable percentage of Cash Value by the amount the partial surrender exceeds the difference between the Death Benefit and Base Policy Specified Amount.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Periodic Withdrawals, Non-Periodic Withdrawals, and Loans. See Payment of Policy Proceeds for additional information.
Reduction of Base Policy Specified Amount on a Partial Surrender
Nationwide will reduce the Cash Value of the policy by the amount of any partial surrender in the same proportion as how Cash Value is allocated among the Sub-Accounts. Nationwide will only reduce the Cash Value attributable to the Fixed Account when allocations in the Sub-Accounts are insufficient to cover the amount of the partial surrender.
Nationwide may reduce the Base Policy Specified Amount to ensure that the Net Amount At Risk does not increase due to a partial surrender. Because the policy’s Net Amount At Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy's cost of insurance. The policy's charges going forward will be based on a new Base Policy Specified Amount that will change the calculation of those charges. Depending on changes in variables such as the Cash Value, these charges may increase or decrease after the reduction in Base Policy Specified Amount.
Any reduction to the Base Policy Specified Amount will be made in the following order:
•	against the most recent increase in the Base Policy Specified Amount;
•	against the next most recent increases in the Base Policy Specified Amount in succession; and

•	against the Base Policy Specified Amount under the original application.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1: The Death Benefit will be the greater of the Total Specified Amount or the applicable percentage of Cash Value. The amount of the Death Benefit Proceeds will ordinarily not change for several years to reflect Investment Experience and may not change at all. If Investment Experience is favorable, the amount of the Death Benefit Proceeds may increase.
Death Benefit Option 2: The Death Benefit will be the greater of the Total Specified Amount plus the Cash Value as of the date of death or the applicable percentage of Cash Value, and will vary directly with Investment Experience.
In connection with both death benefit options, the term "applicable percentage" means:
(1)	250% when the Insured is Attained Age 40 or less at the beginning of a policy year; and
(2)	When the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table".
Applicable Percentage of Cash Value Table
Attained Age	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
Attained Age	Percentage of Cash Value
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
Attained Age	Percentage of Cash Value
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%

The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.

Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Proceeds Upon Maturity
If the policy is In Force on the Maturity Date we will pay the Proceeds to the Policy Owner.
Normally, the Proceeds will be paid within seven days after receipt of the policy owner’s written request for payment of Proceeds at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
Extending Coverage Beyond the Maturity Date
Nationwide may offer to extend coverage beyond the Maturity Date to coincide with the Insured's death, after which Nationwide will pay the Proceeds to the beneficiary. During this time, the policy owner will still be able to request partial surrenders. The extension of coverage beyond the Maturity Date will be for the policy Cash Value. If the policy owner elects to extend coverage beyond the Maturity Date, the policy will be endorsed so that:
(1)	no changes to the Base Policy Specified Amount will be allowed;
(2)	no additional Premium payments will be allowed;
(3)	100% of the Cash Value will be transferred to the fixed account;
(4)	your policy's Death Benefit will become the Cash Value, irrespective of your previous death benefit option choice;
(5)	no additional monthly periodic charges will be deducted; and
(6)	loan interest will continue to be charged on Indebtedness.
The primary purpose of the coverage extension is to continue the life insurance coverage and avoid current income taxes on any earnings in excess of your cost basis if the maturity Proceeds are taken (see, Taxes; Surrender, Lapse, Maturity).
Assuming no Indebtedness on the Maturity Date and no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date coverage extension will equal or exceed the Proceeds at maturity. However, because the loan interest rate charged may be greater than loan interest credited, if you have an outstanding loan on or after the Maturity Date, Proceeds after the Maturity Date may be less than the proceeds at maturity.

Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code (see "The Death Benefit").
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient’s taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate, and income tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that limit: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner’s circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner’s individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines a modified endowment contract as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net Premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits

Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract. However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of nontaxable investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the face amount of the death benefit may result in the cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest the policy owner pays on a loan from a policy will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax. Also, if a loan from a policy that is not a modified endowment contract is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from life insurance policies as well as gain from its sale or surrender.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.

However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rule are not available to a life insurance policy transferred in a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable.
The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements surrounding the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these new reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS and the insurance company that issued the policy. Upon receipt of the report from the buyer or any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is then required to report information related to the sale or transfer of the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, modified endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and investment in the contract as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under Section 101 of the Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the beneficiary’s gross income under Section 101 of the Code.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death.
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.	The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer’s responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.

However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-2
Organization, Registration, and Operation
Nationwide VLI Separate Account-2 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.

Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-2 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-2.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-2 and the financial statements and schedules of Nationwide Life Insurance Company (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the financial statements of the Company as affecting the investment performance of the assets of the separate account.

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This Sub-Account is only available in policies issued before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks capital growth.
BNY Mellon Variable Investment Fund: Growth and Income Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	The fund seeks to maximize income while maintaining prospects for capital appreciation.

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares)
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares)
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2015
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Portfolio is only available in policies issued before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks capital growth.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
This Sub-Account is only available in policies issued before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Global Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. International Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I
This Sub-Account is only available in policies issued before May 1, 2003
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (formerly, Janus Henderson VIT Balanced Portfolio: Service Shares)
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (formerly, Janus Henderson VIT Enterprise Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class
This Sub-Account is only available in policies issued before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	Seeks capital appreciation.

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL

Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
This Portfolio is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
This Sub-Account is only available in policies issued before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This Sub-Account is only available in policies issued before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (formerly, VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class)
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Definitions
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initial set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, or due and unpaid policy charges.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.

Rider Specified Amount – The portion of the Total Specified Amount attributable to the Base Insured Term Rider.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.

Appendix C: Illustrations of Surrender Charges
Example 1. A female non-tobacco user, age 45, purchases a policy with a Base Policy Specified Amount of $50,000 and a scheduled Premium of $750. She now wishes to surrender the policy during the first policy year. By using the "Initial Surrender Charge" table reproduced below (also see "Surrender Charges"), the total surrender charge per thousand, multiplied by the Base Policy Specified Amount expressed in thousands, equals the total surrender charge of $569.80 ($11.396 x 50=569.80).
Example 2. A male non-tobacco user, age 35, purchases a policy with a Base Policy Specified Amount and a Total Specified Amount of $100,000 and a scheduled Premium of $1,100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above. (Surrender charge per 1,000=6.817 x 100 for a total of $681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02, which is the amount we deduct as a total surrender charge.
The following tables illustrate the maximum initial surrender charge per $1,000 of initial Base Policy Specified Amount for policies that are issued on a standard basis:
Initial Base Policy Specified Amount $50,000-$99,999
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 7.776	$ 7.521	$ 8.369	$ 7.818
35	$ 8.817	$ 8.398	$ 9.811	$ 8.891
45	$12.191	$11.396	$13.887	$12.169
55	$15.636	$14.011	$18.415	$15.116
65	$22.295	$19.086	$26.577	$20.641
Initial Base Policy Specified Amount $100,000 or More
Issue Age	Male Non-Tobacco	Female Non-Tobacco	Male Standard	Female Standard
25	$ 5.776	$ 5.521	$ 6.369	$ 5.818
35	$ 6.817	$ 6.398	$ 7.811	$ 6.891
45	$ 9.691	$ 8.896	$11.387	$ 9.669
55	$13.136	$11.511	$15.915	$12.616
65	$21.295	$18.086	$25.577	$19.641
Reductions to Surrender Charges
Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%
1	100%	6	50%
2	90%	7	40%
3	80%	8	30%
4	70%	9+	0%
The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.
The current surrender charges are the same for all states. However, in Pennsylvania, the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charges in subsequent years in Pennsylvania are reduced in the following manner:
Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
0	100%	5	60%	10	20%
1	100%	6	50%	11	15%

Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges	Completed Policy Years	Surrender Charge as a % of Initial Surrender Charges
2	90%	7	40%	12	10%
3	80%	8	30%	13	5%
4	70%	9	25%	14+	0%
The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact our Service Center for an illustration.

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-05311
Securities Act of 1933 Registration File No. 033-42180

The Best of America® FPVUL
Nationwide VLI Separate Account-2
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Individual Flexible Premium Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2020 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2020.

General Information and History
Nationwide VLI Separate Account-2 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $253 billion as of December 31, 2019.
Nationwide VLI Separate Account-2
Nationwide VLI Separate Account-2 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on May 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum (99% of first year premium and no more than 4% of any excess and renewal premium). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Services
Nationwide has responsibility for administration of the policies and the Variable Account. Nationwide also maintains the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.
Nationwide will maintain a record of all purchases and redemption of shares of the mutual funds.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 0.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
2

Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-2 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 20, 2020 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-2. The policy's cost of insurance depends upon the Insured's sex, issue age, risk class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners' Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on Specified Amounts $100,000 or more are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). For policies issued in Texas on a standard basis ("Special Class–
Standard" in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 CSO. Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, we may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. We apply the same flat extra charge to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all Insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
3

•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
Maximum Surrender Charge and Maximum Surrender Charge Calculation
The surrender charge equals the underwriting component and 26.5% of the sales expense component. The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies and varies by issue age in the following manner:
Per $1,000 of Initial Specified Amount
Issue Age	Specified Amounts less than $100,000	Specified Amounts $100,000 or more
0-35	$6.00	$4.00
36-55	$7.50	$5.00
56-80	$7.50	$6.50
The sales expense component will not exceed 26.5% of the lesser of the guideline level Premium required in the first year, or Premiums paid in the first policy year. The sales component is designed to reimburse us for expenses incurred in the distribution of the policies.
The maximum surrender charge under the policy is based on the following calculation.
Maximum Surrender Charge 26.50% multiplied by the lesser of (a) or (b),where:
(a)	=	the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year
Plus (c) multiplied by (d) where:
(c)	=	the Specified Amount divided by 1,000; and
(d)	=	the applicable rate from the "Administrative Target Factor" chart below.
4

The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no surrender charge will be recouped.
Surrender Target Factor
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
0	N/A	N/A	3.43	2.61
1	N/A	N/A	3.46	2.64
2	N/A	N/A	3.58	2.73
3	N/A	N/A	3.72	2.83
4	N/A	N/A	3.86	2.93
5	N/A	N/A	4.01	3.04
6	N/A	N/A	4.18	3.16
7	N/A	N/A	4.35	3.28
8	N/A	N/A	4.54	3.42
9	N/A	N/A	4.75	3.56
10	N/A	N/A	4.96	3.70
11	N/A	N/A	5.19	3.86
12	N/A	N/A	5.42	4.03
13	N/A	N/A	5.67	4.20
14	N/A	N/A	5.92	4.38
15	N/A	N/A	6.17	4.57
16	N/A	N/A	6.14	4.76
17	N/A	N/A	6.66	4.96
18	5.21	4.36	6.91	5.17
19	5.40	4.54	7.17	5.39
20	5.63	4.76	7.47	5.65
21	5.84	4.96	7.76	5.90
22	6.07	5.17	8.06	6.15
23	6.31	5.39	8.38	6.42
24	6.56	5.62	8.73	6.70
25	6.84	5.86	9.11	7.00
26	7.13	6.12	9.51	7.32
27	7.45	6.39	9.94	7.65
28	7.78	6.68	10.41	8.01
29	8.14	6.99	10.90	8.38
30	8.56	7.34	11.46	8.81
31	8.96	7.68	12.03	9.22
32	9.39	8.04	12.62	9.66
33	9.85	8.42	13.26	10.12
34	10.34	8.82	13.93	10.61
35	10.85	9.24	14.65	11.13
36	11.39	9.69	15.41	11.67
37	11.97	10.16	16.21	12.24
38	12.58	10.66	17.06	12.85
39	13.23	11.18	17.96	13.48
40	13.95	11.77	18.94	14.17
41	14.67	12.35	19.95	14.86
42	15.44	12.95	21.00	15.58
Age	Male Non-Tobacco	Female Non-Tobacco	Male Tobacco	Female Tobacco
43	16.26	13.60	22.12	16.34
44	17.12	14.27	23.30	17.13
45	18.04	14.99	24.55	17.96
46	19.02	15.74	25.86	18.83
47	20.06	16.55	27.26	19.75
48	21.16	17.39	28.74	20.72
49	22.34	18.29	30.31	21.75
50	23.64	19.29	32.02	22.87
51	24.98	20.30	33.79	24.02
52	26.41	21.38	35.67	25.23
53	27.93	22.52	37.66	26.50
54	29.56	23.73	39.76	27.85
55	31.29	25.02	41.99	29.27
56	33.14	26.40	44.34	30.79
57	35.11	27.87	46.83	32.40
58	37.22	29.44	49.48	34.13
59	39.49	31.14	52.30	35.98
60	42.01	33.07	55.42	38.09
61	44.61	35.05	58.63	40.26
62	47.40	37.18	62.04	42.59
63	50.38	39.47	65.65	45.08
64	53.58	41.92	69.47	47.74
65	56.99	44.55	73.51	50.56
66	60.65	47.37	77.78	53.58
67	64.57	50.41	82.30	56.81
68	68.78	53.71	87.12	60.31
69	73.33	57.30	92.26	64.13
70	78.52	61.49	98.10	68.57
71	83.82	65.79	103.99	73.14
72	89.50	70.49	110.27	78.11
73	95.58	75.59	116.89	83.47
74	102.05	81.11	123.85	89.23
75	108.92	87.06	131.11	95.38
76	116.22	93.48	138.65	101.95
77	123.91	100.35	146.41	108.92
78	132.14	107.81	154.56	116.44
79	141.00	115.96	163.19	124.59
80	150.61	124.91	172.42	133.51
81	160.93	134.65	182.18	143.16
82	172.06	145.31	192.54	153.68
83	183.91	156.85	203.37	165.03
84	196.41	169.27	214.56	177.14
85	209.46	182.58	226.02	189.97
Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
5

Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
Attained Age of Insured	Percentage of Cash Value
42	236%
43	229%
Attained Age of Insured	Percentage of Cash Value
44	222%
45	215%
6

Attained Age of Insured	Percentage of Cash Value
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
Attained Age of Insured	Percentage of Cash Value
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%
83	105%
Attained Age of Insured	Percentage of Cash Value
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%
7

Cash Value Accumulation Test
The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.
Policy Year	Percentage of Cash Value
1	221%
2	215%
3	209%
4	203%
5	197%
6	192%
7	187%
8	182%
9	177%
10	172%
11	168%
12	164%
13	160%
14	157%
15	153%
Policy Year	Percentage of Cash Value
16	150%
17	147%
18	144%
19	141%
20	138%
21	136%
22	133%
23	131%
24	129%
25	127%
26	125%
27	124%
28	122%
29	120%
30	119%
Policy Year	Percentage of Cash Value
31	118%
32	117%
33	115%
34	114%
35	113%
36	112%
37	111%
38	110%
39	109%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%
8

NATIONWIDE
VLI SEPARATE
ACCOUNT-2
Annual Report
to
Contract Owners
December 31, 2019

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide VLI Separate Account-2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-2 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
BLACKROCK FUNDS
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)(1)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)(1)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)(1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)(1)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)(1)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)(1)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
DIMENSIONAL FUND ADVISORS INC.
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)(1)
DWS INVESTMENT MANAGEMENT AMERICAS, INC.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
FEDERATED INVESTORS
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

2

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)(1)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)(1)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)(1)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)(1)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)(1)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)(1)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

3

JANUS HENDERSON INVESTORS
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

4

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

5

PIMCO FUNDS
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from May 17, 2018 (inception) to December 31, 2018.

DIMENSIONAL FUND ADVISORS INC.
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)(1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contact owners’ equity for the period from August 5, 2019 (inception) to December 31, 2019.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from July 10, 2018 (inception) to December 31, 2018.

6

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contact owners’ equity for the period from August 26, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statements of operations and changes in contact owners’ equity for the period from July 29, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from July 24, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of operations for the period from January 1, 2019 to April 30, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation) and the year ended December 31, 2018.

NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statements of operation and changes in contact owners’ equity for the period from July 5, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation).

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Tail Risk Fund II: Primary Shares (FVCA2P)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

7

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	14,488	$435,445	$439,000	$-	$439,000	$9	$438,991
ALVDAA	19	240	252	5	257	-	257
ALVSVA	50,290	937,134	900,692	-	900,692	2	900,690
ACVB	682,267	5,072,455	5,580,942	-	5,580,942	157	5,580,785
ACVCA	93,086	1,356,378	1,485,659	16,089	1,501,748	-	1,501,748
ACVIG	175,898	1,647,780	1,762,499	28	1,762,527	-	1,762,527
ACVIP2	58,627	592,901	601,512	1	601,513	-	601,513
ACVI	36,999	388,081	425,487	20,721	446,208	-	446,208
ACVMV1	105,857	2,133,177	2,189,124	-	2,189,124	8	2,189,116
ACVU1	48,496	858,868	1,015,028	-	1,015,028	4	1,015,024
BRVHYI	28,477	201,538	211,584	868	212,452	-	212,452
MLVGA2	109,721	1,750,068	1,871,845	-	1,871,845	3	1,871,842
DVSCS	117,261	2,304,557	2,234,995	-	2,234,995	4	2,234,991
DSIF	806,098	29,103,025	48,325,591	21,137	48,346,728	-	48,346,728
DSRG	208,824	6,995,368	8,206,768	814	8,207,582	-	8,207,582
DCAP	110,975	4,527,205	4,745,274	178	4,745,452	-	4,745,452
DSC	7,504	377,182	313,524	-	313,524	-	313,524
DGI	48,727	1,368,360	1,550,502	-	1,550,502	18	1,550,484
DWVSVS	9,777	382,156	372,110	-	372,110	3	372,107
DFVIPS	23,087	231,083	237,560	-	237,560	1	237,559
DFVGMI	2,206	28,008	29,365	5	29,370	-	29,370
DSGIBA	23,138	549,522	569,895	-	569,895	5	569,890
FVU2	5,735	60,305	64,801	-	64,801	8	64,793
FQB	91,124	1,006,844	1,030,618	-	1,030,618	11	1,030,607
FEMS	15,973	181,105	202,858	-	202,858	3	202,855
FEIP	1,632,930	33,216,789	38,814,735	37,701	38,852,436	-	38,852,436
FHIP	1,397,637	7,630,759	7,589,171	6,675	7,595,846	-	7,595,846
FRESS	2,909	58,840	57,307	-	57,307	4	57,303
FAMP	670,752	9,850,722	10,215,559	5,672	10,221,231	-	10,221,231
FCS	715	25,527	26,436	-	26,436	5	26,431
FNRS2	64,341	1,221,257	1,019,159	-	1,019,159	3	1,019,156
FF10S	30,599	375,367	410,033	-	410,033	-	410,033
FF20S	81,557	1,025,974	1,138,530	-	1,138,530	15	1,138,515
FF30S	85,497	1,072,687	1,303,828	-	1,303,828	17	1,303,811
FGP	1,000,871	47,113,980	79,158,902	34,039	79,192,941	-	79,192,941
FIGBS	169,670	2,157,436	2,209,100	31	2,209,131	-	2,209,131
FMCS	181,087	5,970,508	5,901,639	9	5,901,648	-	5,901,648
FOP	192,751	3,414,940	4,458,322	4,349	4,462,671	-	4,462,671
FOS	186,456	3,751,956	4,294,080	4	4,294,084	-	4,294,084
FVSS	51,850	702,560	688,052	16	688,068	-	688,068
FTVIS2	86,364	1,349,091	1,374,057	-	1,374,057	4	1,374,053
FTVRDI	157,100	4,120,049	4,383,085	-	4,383,085	43	4,383,042
FTVSVI	148,427	2,686,444	2,334,751	28	2,334,779	-	2,334,779
FTVDM2	66,742	570,468	714,803	4	714,807	-	714,807
TIF	3,022	42,715	43,008	3	43,011	-	43,011
TIF2	54,144	800,144	754,222	-	754,222	12	754,210
FTVGI2	111,134	1,924,683	1,774,817	3	1,774,820	-	1,774,820
FTVFA2	31,023	217,446	211,267	7	211,274	-	211,274
GVGMNS	3,459	42,810	42,550	-	42,550	3	42,547
RVARS	2,937	71,630	70,946	-	70,946	-	70,946
ACEG	3,631	249,745	243,853	-	243,853	33	243,820
AVBVI	761	4,780	4,260	-	4,260	9	4,251
AVMCCI	191	2,558	2,325	-	2,325	9	2,316
IVKMG1	53,393	288,383	291,524	11	291,535	-	291,535
IVBRA1	30,262	329,311	330,163	-	330,163	1	330,162

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
OVMS	310,313	4,353,900	5,061,206	5,156	5,066,362	-	5,066,362
OVB	374,327	2,749,509	2,968,410	5,932	2,974,342	-	2,974,342
OVGS	519,834	20,734,000	22,118,927	40,693	22,159,620	-	22,159,620
OVIG	86,445	216,358	211,790	2	211,792	-	211,792
OVGI	42,100	1,174,688	1,239,418	17	1,239,435	-	1,239,435
OVSC	44,971	1,021,111	1,048,720	20	1,048,740	-	1,048,740
OVAG	16,989	1,334,557	1,424,041	-	1,424,041	9	1,424,032
OVSB	37,546	186,224	186,601	-	186,601	1	186,600
WRASP	130,124	1,260,040	1,236,190	-	1,236,190	4	1,236,186
WRHIP	138,857	476,533	481,666	1	481,667	-	481,667
WRMCG	41,496	515,560	526,412	-	526,412	4	526,408
JAEI	3,776	290,074	322,666	1	322,667	-	322,667
JABS	44,835	1,652,896	1,869,622	-	1,869,622	17	1,869,605
JACAS	118,258	4,123,336	4,911,272	12	4,911,284	-	4,911,284
JAGTS	348,094	4,316,573	5,231,851	-	5,231,851	3	5,231,848
JAIGS	77,128	2,196,682	2,460,389	-	2,460,389	9	2,460,380
LOVTRC	10,032	166,474	169,042	-	169,042	6	169,036
MV2IGI	19,712	379,793	445,088	1	445,089	-	445,089
MNDIC	17,138	353,183	347,565	12	347,577	-	347,577
MVFIC	174,827	3,353,379	3,662,631	-	3,662,631	-	3,662,631
MSVFI	26,204	280,855	296,363	6	296,369	-	296,369
MSEM	77,087	600,966	592,027	-	592,027	23	592,004
MSVRE	40,224	794,796	882,105	643	882,748	-	882,748
NVFIII	2,758	29,758	29,486	-	29,486	1	29,485
GBF	440,034	4,985,263	4,783,167	3,101	4,786,268	-	4,786,268
MSBF	176,684	1,629,172	1,614,893	-	1,614,893	7	1,614,886
HIBF	135,706	895,938	883,448	-	883,448	13	883,435
GVABD2	38,347	439,600	452,878	4	452,882	-	452,882
NVLCP1	9,967	113,944	114,821	10	114,831	-	114,831
NVCBD1	58,312	637,836	642,015	5	642,020	-	642,020
NVSTB2	8,825	90,915	90,629	5	90,634	-	90,634
NVBX	42,321	451,988	451,138	6	451,144	-	451,144
SAM	15,564,313	15,564,313	15,564,313	-	15,564,313	90,443	15,473,870
NVGEII	87	926	1,030	-	1,030	1	1,029
NVMLG1	200,925	2,458,518	2,491,470	-	2,491,470	17	2,491,453
NVMLV1	187,969	1,796,791	1,468,034	14	1,468,048	-	1,468,048
NVMMG1	3,239,236	34,908,081	32,100,831	-	32,100,831	33	32,100,798
NVMIG1	337,270	3,878,597	3,797,660	6	3,797,666	-	3,797,666
NVRE1	945,355	6,696,581	7,402,126	27	7,402,153	-	7,402,153
NVMMV2	2,619,907	26,186,423	21,064,054	563	21,064,617	-	21,064,617
NVNMO1	1,287,818	12,678,787	15,170,496	-	15,170,496	6	15,170,490
NVNSR1	10,371	144,405	138,551	-	138,551	1	138,550
NVAMV1	416,908	6,742,741	6,407,875	-	6,407,875	17	6,407,858
NVOLG1	4,316,329	77,210,523	76,658,003	1,331	76,659,334	-	76,659,334
NVTIV3	5,369	59,623	55,677	5	55,682	-	55,682
DTRTFB	1,348	13,474	13,531	-	13,531	1	13,530
TRF	2,556,556	29,321,368	59,235,402	15,385	59,250,787	-	59,250,787
EIF	57,053	985,550	1,135,353	-	1,135,353	25	1,135,328
SCGF	127,851	2,198,176	2,043,057	-	2,043,057	13	2,043,044
SCF	942,593	17,764,101	16,042,934	65,125	16,108,059	-	16,108,059
GEM	112,489	1,334,529	1,512,975	-	1,512,975	13	1,512,962
GIG	333,147	3,519,010	3,624,641	10	3,624,651	-	3,624,651
SCVF	396,801	4,567,367	3,329,158	15	3,329,173	-	3,329,173
GVAGG2	64,882	1,949,538	2,156,685	-	2,156,685	15	2,156,670
GVAGR2	30,890	2,412,712	2,705,038	-	2,705,038	27	2,705,011

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
GVAGI2	13,908	751,913	781,605	-	781,605	10	781,595
GVDIVI	66,400	637,743	523,235	3	523,238	-	523,238
NVSIX2	35,268	373,738	284,613	6	284,619	-	284,619
NVIX	39,573	392,358	404,045	-	404,045	-	404,045
GVIX2	20,613	199,275	210,257	6	210,263	-	210,263
MCIF	276,469	6,400,125	5,966,204	22	5,966,226	-	5,966,226
GVEX1	196,546	3,231,366	3,858,194	4	3,858,198	-	3,858,198
GVIDA	163,842	2,059,900	2,031,645	-	2,031,645	3	2,031,642
GVDMA	435,737	5,181,335	5,451,071	-	5,451,071	26	5,451,045
GVIDM	270,894	3,255,710	3,142,375	-	3,142,375	8	3,142,367
GVDMC	64,009	708,849	683,615	-	683,615	12	683,603
GVIDC	24,678	248,189	246,285	-	246,285	3	246,282
GVAAA2	159,047	3,966,998	4,159,081	-	4,159,081	8	4,159,073
NVCRA1	31,876	319,699	310,792	18	310,810	-	310,810
NVCMA1	88,125	856,476	771,973	-	771,973	7	771,966
NVCCA1	68,438	759,914	683,008	-	683,008	2	683,006
NVCMD1	103,454	1,127,529	1,053,165	15	1,053,180	-	1,053,180
NVCRB1	42,014	445,079	440,302	19	440,321	-	440,321
NVCMC1	13,343	143,461	137,170	-	137,170	11	137,159
NVCCN1	6,779	67,603	69,009	-	69,009	10	68,999
NVDBL2	31,824	494,530	485,629	4	485,633	-	485,633
NVDCA2	7,522	132,723	131,265	-	131,265	9	131,256
NVLMP	21,653	273,052	271,747	-	271,747	6	271,741
NVLCAP	14,065	169,202	177,217	6	177,223	-	177,223
NCPGI	4	36	37	-	37	1	36
IDPG	50	623	579	5	584	-	584
AMTB	140,773	1,492,480	1,487,974	1,902	1,489,876	-	1,489,876
AMINS	1,771	19,032	24,464	5	24,469	-	24,469
AMCG	62,395	1,520,611	1,856,869	22	1,856,891	-	1,856,891
AMMCGS	4,040	93,103	109,642	-	109,642	18	109,624
AMRS	664	10,695	12,410	9	12,419	-	12,419
AMSRS	149,402	3,865,253	4,017,424	-	4,017,424	56	4,017,368
NOTB3	921	10,694	10,716	-	10,716	4	10,712
NOTG3	210	2,270	2,382	-	2,382	3	2,379
NOTMG3	3	36	38	-	38	-	38
PMVAAA	19,590	207,067	211,379	-	211,379	1	211,378
PMVRSA	386	2,408	2,477	2	2,479	-	2,479
PMVFBA	15,783	155,224	158,614	-	158,614	15	158,599
PMVLDA	141,718	1,464,768	1,445,529	-	1,445,529	114	1,445,415
PMVTRA	39,485	423,875	435,130	-	435,130	39	435,091
PVEIB	15,517	391,366	417,105	7	417,112	-	417,112
PVGOB	131,062	1,258,370	1,478,380	20	1,478,400	-	1,478,400
PVTIGB	14,622	200,852	219,183	-	219,183	17	219,166
TRHS2	102,538	3,976,067	4,868,497	-	4,868,497	36	4,868,461
TRLT2	8,879	42,622	43,062	4	43,066	-	43,066
VWBF	82,032	714,252	714,495	-	714,495	57	714,438
VWEM	215,924	2,758,950	3,269,096	9	3,269,105	-	3,269,105
VWHA	128,061	2,952,153	2,438,279	9,030	2,447,309	-	2,447,309
VRVDRI	1,246	24,469	23,066	-	23,066	4	23,062
SVDF	20,547	659,108	674,967	-	674,967	1,580	673,387
SVOF	52,270	1,207,259	1,394,558	19,511	1,414,069	-	1,414,069
WFVSCG	41,913	481,918	415,359	-	415,359	8	415,351
Total (unaudited)			$653,108,553	$317,135	$653,425,688	$93,171	$653,332,517

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	Total (unaudited)	ALVGIA	ALVDAA	ALVSVA	ACVB	ACVCA	ACVIG	ACVIP2	1
Reinvested dividends	$8,908,794	5,079	5	5,023	83,539	-	34,101	20,873
Mortality and expense risk charges (note 3)	(3,172,435)	(1,872)	(2)	(4,057)	(35,975)	(9,635)	(7,524)	(3,959)
Net investment income (loss)	5,736,359	3,207	3	966	47,564	(9,635)	26,577	16,914
Realized gain (loss) on investments	13,628,549	5,484	(2)	(19,542)	22,038	296	9,656	(39,812)
Change in unrealized gain (loss) on investments	66,390,343	32,160	27	81,125	739,274	185,694	160,620	100,300
Net gain (loss) on investments	80,018,892	37,644	25	61,583	761,312	185,990	170,276	60,488
Reinvested capital gains	62,042,241	43,129	-	93,721	121,093	252,811	137,048	-
Net increase (decrease) in contract owners’ equity resulting from operations	$147,797,492	83,980	28	156,270	929,969	429,166	333,901	77,402

Investment Activity:	ACVI	ACVMV1	ACVU1	BRVHYI	MLVGA2	DVSCS	DSIF	DSRG	1
Reinvested dividends	$3,365	44,704	-	8,839	20,693	26,695	776,980	108,550
Mortality and expense risk charges (note 3)	(1,021)	(10,565)	(8,913)	(845)	(9,239)	(13,856)	(219,579)	(40,585)
Net investment income (loss)	2,344	34,139	(8,913)	7,994	11,454	12,839	557,401	67,965
Realized gain (loss) on investments	5,181	15,948	17,966	11	(19,847)	78,000	3,260,860	177,031
Change in unrealized gain (loss) on investments	67,722	254,152	143,372	13,718	236,052	183,104	5,836,713	1,644,264
Net gain (loss) on investments	72,903	270,100	161,338	13,729	216,205	261,104	9,097,573	1,821,295
Reinvested capital gains	20,210	236,130	90,260	-	61,263	254,733	2,290,149	240,210
Net increase (decrease) in contract owners’ equity resulting from operations	$95,457	540,369	242,685	21,723	288,922	528,676	11,945,123	2,129,470

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	DCAP	DSC	DGI	DWVSVS	DFVIPS	DFVGMI	DSGIBA	FVU2	1
Reinvested dividends	$50,116	-	15,706	2,755	3,752	647	5,183	1,185
Mortality and expense risk charges (note 3)	(19,360)	(1,695)	(6,836)	(1,786)	(1,161)	(138)	(1,640)	(297)
Net investment income (loss)	30,756	(1,695)	8,870	969	2,591	509	3,543	888
Realized gain (loss) on investments	(10,272)	(6,481)	101,576	(5,277)	44	(11)	(1,846)	(28)
Change in unrealized gain (loss) on investments	789,071	9,445	91,996	54,423	14,839	3,692	41,959	9,534
Net gain (loss) on investments	778,799	2,964	193,572	49,146	14,883	3,681	40,113	9,506
Reinvested capital gains	472,895	55,337	162,508	28,410	-	213	155	-
Net increase (decrease) in contract owners’ equity resulting from operations	$1,282,450	56,606	364,950	78,525	17,474	4,403	43,811	10,394

Investment Activity:	FQB	FEMS	FEIP	FHIP	FRESS	FAMP	FCS	FNRS2	1
Reinvested dividends	$32,506	2,633	730,199	382,523	1,251	174,185	20	18,799
Mortality and expense risk charges (note 3)	(5,953)	(817)	(191,435)	(37,791)	(188)	(54,879)	(16)	(5,315)
Net investment income (loss)	26,553	1,816	538,764	344,732	1,063	119,306	4	13,484
Realized gain (loss) on investments	(12,824)	171	(267,685)	(46,346)	1,048	2,046	15	(85,969)
Change in unrealized gain (loss) on investments	74,474	36,283	5,961,453	699,811	50	1,050,466	909	160,349
Net gain (loss) on investments	61,650	36,454	5,693,768	653,465	1,098	1,052,512	924	74,380
Reinvested capital gains	42	-	2,324,708	-	448	414,029	-	698
Net increase (decrease) in contract owners’ equity resulting from operations	$88,245	38,270	8,557,240	998,197	2,609	1,585,847	928	88,562

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	FF10S	FF20S	FF30S	FGP	FIGBS	FMCS	FOP	FOS	1
Reinvested dividends	$7,969	21,409	23,159	189,538	56,297	46,607	72,132	66,039
Mortality and expense risk charges (note 3)	(2,051)	(5,351)	(6,753)	(390,984)	(9,147)	(29,637)	(19,099)	(20,693)
Net investment income (loss)	5,918	16,058	16,406	(201,446)	47,150	16,970	53,033	45,346
Realized gain (loss) on investments	8,023	46,113	54,347	3,513,236	(6,013)	11,276	17,753	8,649
Change in unrealized gain (loss) on investments	26,413	67,074	153,388	12,799,921	141,707	516,352	776,811	719,682
Net gain (loss) on investments	34,436	113,187	207,735	16,313,157	135,694	527,628	794,564	728,331
Reinvested capital gains	16,094	61,916	44,243	4,381,277	-	658,190	151,329	130,771
Net increase (decrease) in contract owners’ equity resulting from operations	$56,448	191,161	268,384	20,492,988	182,844	1,202,788	998,926	904,448

Investment Activity:	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF	TIF2	FTVGI2	1
Reinvested dividends	$9,953	71,821	59,756	29,979	6,999	922	19,147	140,779
Mortality and expense risk charges (note 3)	(3,734)	(6,561)	(19,080)	(11,264)	(3,350)	(211)	(4,815)	(9,223)
Net investment income (loss)	6,219	65,260	40,676	18,715	3,649	711	14,332	131,556
Realized gain (loss) on investments	(10,732)	(9,459)	(9,394)	(74,041)	12,485	3,729	(78,536)	(57,042)
Change in unrealized gain (loss) on investments	124,982	111,475	402,837	220,115	135,608	670	138,815	(46,217)
Net gain (loss) on investments	114,250	102,016	393,443	146,074	148,093	4,399	60,279	(103,259)
Reinvested capital gains	56,405	21,707	605,478	376,411	-	470	11,429	-
Net increase (decrease) in contract owners’ equity resulting from operations	$176,874	188,983	1,039,597	541,200	151,742	5,580	86,040	28,297

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	FTVFA2	GVGMNS	RVARS	ACEG	AVBVI	AVMCCI	IVKMG1	IVBRA1	1
Reinvested dividends	$7,553	606	1,204	-	9	11	-	-
Mortality and expense risk charges (note 3)	(1,089)	(235)	(274)	(933)	-	(15)	(1,290)	(1,583)
Net investment income (loss)	6,464	371	930	(933)	9	(4)	(1,290)	(1,583)
Realized gain (loss) on investments	(3,446)	121	(49)	(1,392)	(160)	(26)	(236)	(3,710)
Change in unrealized gain (loss) on investments	19,818	2,099	1,353	38,053	261	264	40,610	47,205
Net gain (loss) on investments	16,372	2,220	1,304	36,661	101	238	40,374	43,495
Reinvested capital gains	13,925	1,772	-	32,091	840	241	41,049	-
Net increase (decrease) in contract owners’ equity resulting from operations	$36,761	4,363	2,234	67,819	950	475	80,133	41,912

Investment Activity:	OVMS	OVB	OVGS	OVIG	OVGI	OVSC	OVAG	OVSB	1
Reinvested dividends	$110,634	96,490	187,612	2,032	14,008	2,103	-	6,982
Mortality and expense risk charges (note 3)	(26,120)	(14,562)	(106,022)	(1,023)	(5,958)	(5,210)	(7,894)	(777)
Net investment income (loss)	84,514	81,928	81,590	1,009	8,050	(3,107)	(7,894)	6,205
Realized gain (loss) on investments	(10,135)	10,070	355,887	(253)	(31,145)	10,528	13,919	(1,356)
Change in unrealized gain (loss) on investments	609,619	154,301	2,170,909	39,743	147,475	125,173	247,680	13,297
Net gain (loss) on investments	599,484	164,371	2,526,796	39,490	116,330	135,701	261,599	11,941
Reinvested capital gains	78,364	-	2,963,453	9,965	210,875	97,133	174,263	-
Net increase (decrease) in contract owners’ equity resulting from operations	$762,362	246,299	5,571,839	50,464	335,255	229,727	427,968	18,146

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	WRASP	WRHIP	WRMCG	JAEI	JABS	JACAS	JAGTS	JAIGS	1
Reinvested dividends	$25,135	62,197	-	651	38,939	1,041	18,353	41,447
Mortality and expense risk charges (note 3)	(6,492)	(3,874)	(2,878)	(1,680)	(10,667)	(22,391)	(21,437)	(11,705)
Net investment income (loss)	18,643	58,323	(2,878)	(1,029)	28,272	(21,350)	(3,084)	29,742
Realized gain (loss) on investments	(54,714)	(45,548)	923	11,355	273,882	85,742	564,270	(72,123)
Change in unrealized gain (loss) on investments	228,221	73,650	79,136	58,509	83,392	943,375	762,329	562,788
Net gain (loss) on investments	173,507	28,102	80,059	69,864	357,274	1,029,117	1,326,599	490,665
Reinvested capital gains	48,073	-	88,867	18,222	76,613	400,910	304,700	-
Net increase (decrease) in contract owners’ equity resulting from operations	$240,223	86,425	166,048	87,057	462,159	1,408,677	1,628,215	520,407

Investment Activity:	LOVTRC	MV2IGI	MNDIC	MVFIC	MSVFI	MSEM	MSVRE	NVFIII	1
Reinvested dividends	$4,120	2,272	-	72,298	15,156	33,250	16,421	284
Mortality and expense risk charges (note 3)	(801)	(1,132)	(1,515)	(15,334)	(1,500)	(3,110)	(4,750)	(57)
Net investment income (loss)	3,319	1,140	(1,515)	56,964	13,656	30,140	11,671	227
Realized gain (loss) on investments	(237)	8,248	14,708	5,002	6,690	(6,346)	18,473	23
Change in unrealized gain (loss) on investments	8,606	71,904	19,405	637,150	14,726	54,542	79,373	(271)
Net gain (loss) on investments	8,369	80,152	34,113	642,152	21,416	48,196	97,846	(248)
Reinvested capital gains	-	30,351	50,295	152,162	-	-	32,640	154
Net increase (decrease) in contract owners’ equity resulting from operations	$11,688	111,643	82,893	851,278	35,072	78,336	142,157	133

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	GBF	MSBF	HIBF	GVABD2	NVLCP1	NVCBD1	NVSTB2	NVBX	1
Reinvested dividends	$111,009	78,802	49,217	8,334	3,039	18,648	2,045	9,993
Mortality and expense risk charges (note 3)	(24,400)	(8,345)	(3,518)	(2,344)	(647)	(3,928)	(568)	(1,792)
Net investment income (loss)	86,609	70,457	45,699	5,990	2,392	14,720	1,477	8,201
Realized gain (loss) on investments	(63,002)	45	(7,910)	2,732	2,859	3,075	(218)	(826)
Change in unrealized gain (loss) on investments	248,926	46,963	73,021	25,305	7,877	35,853	2,535	18,218
Net gain (loss) on investments	185,924	47,008	65,111	28,037	10,736	38,928	2,317	17,392
Reinvested capital gains	-	-	-	1,477	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$272,533	117,465	110,810	35,504	13,128	53,648	3,794	25,593

Investment Activity:	SAM	NVGEII	NVMLG1	NVMLV1	NVMMG1	NVMIG1	NVRE1	NVMMV2	1
Reinvested dividends	$241,312	5	94,858	301,056	-	44,139	124,304	454,340
Mortality and expense risk charges (note 3)	(70,485)	(1)	(10,603)	(6,140)	(164,227)	(19,159)	(35,810)	(108,052)
Net investment income (loss)	170,827	4	84,255	294,916	(164,227)	24,980	88,494	346,288
Realized gain (loss) on investments	-	-	(38,397)	(33,233)	1,138,410	(56,991)	(89,756)	(219,465)
Change in unrealized gain (loss) on investments	-	104	252,858	(68,680)	399,357	779,550	1,868,127	471,130
Net gain (loss) on investments	-	104	214,461	(101,913)	1,537,767	722,559	1,778,371	251,665
Reinvested capital gains	-	5	303,910	101,301	7,883,957	229,133	-	3,594,488
Net increase (decrease) in contract owners’ equity resulting from operations	$170,827	113	602,626	294,304	9,257,497	976,672	1,866,865	4,192,441

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVNMO1	NVNSR1	NVAMV1	NVOLG1	NVTIV3	DTRTFB	TRF	EIF	1
Reinvested dividends	$92,107	1,059	165,005	1,203,517	1,618	66	645,953	18,888
Mortality and expense risk charges (note 3)	(71,737)	(645)	(31,340)	(355,031)	(1,124)	(12)	(310,401)	(4,145)
Net investment income (loss)	20,370	414	133,665	848,486	494	54	335,552	14,743
Realized gain (loss) on investments	359,678	(2,574)	60,064	1,617,680	(65,177)	2	2,970,844	14,649
Change in unrealized gain (loss) on investments	1,877,245	18,184	575,750	1,038,304	65,805	89	8,087,309	145,656
Net gain (loss) on investments	2,236,923	15,610	635,814	2,655,984	628	91	11,058,153	160,305
Reinvested capital gains	1,160,749	12,783	693,359	18,363,877	15,702	-	2,377,414	29,003
Net increase (decrease) in contract owners’ equity resulting from operations	$3,418,042	28,807	1,462,838	21,868,347	16,824	145	13,771,119	204,051

Investment Activity:	SCGF	SCF	GEM	GIG	SCVF	GVAGG2	GVAGR2	GVAGI2	1
Reinvested dividends	$-	11,154	34,420	89,765	35,866	12,547	8,800	9,576
Mortality and expense risk charges (note 3)	(8,051)	(77,923)	(6,580)	(16,408)	(17,831)	(9,496)	(11,907)	(3,610)
Net investment income (loss)	(8,051)	(66,769)	27,840	73,357	18,035	3,051	(3,107)	5,966
Realized gain (loss) on investments	(26,157)	158,765	12,171	(1,092)	(407,981)	2,234	101,772	(5,194)
Change in unrealized gain (loss) on investments	101,794	1,515,667	233,754	368,303	(47,822)	384,727	176,871	94,077
Net gain (loss) on investments	75,637	1,674,432	245,925	367,211	(455,803)	386,961	278,643	88,883
Reinvested capital gains	498,299	1,762,937	-	151,384	1,060,043	164,242	360,143	66,040
Net increase (decrease) in contract owners’ equity resulting from operations	$565,885	3,370,600	273,765	591,952	622,275	554,254	635,679	160,889

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	GVDIVI	NVSIX2	NVIX	GVIX2	MCIF	GVEX1	GVIDA	GVDMA	1
Reinvested dividends	$114,981	2,281	11,267	6,651	74,679	73,291	38,399	108,172
Mortality and expense risk charges (note 3)	(1,963)	(1,344)	(1,690)	(1,097)	(30,999)	(18,081)	(10,514)	(26,381)
Net investment income (loss)	113,018	937	9,577	5,554	43,680	55,210	27,885	81,791
Realized gain (loss) on investments	(8,360)	(19,220)	4,697	1,231	32,187	91,748	160,082	179,257
Change in unrealized gain (loss) on investments	(53,185)	(25,446)	47,223	32,761	267,407	625,582	229,421	238,724
Net gain (loss) on investments	(61,545)	(44,666)	51,920	33,992	299,594	717,330	389,503	417,981
Reinvested capital gains	17,699	95,895	674	468	906,890	150,024	168,995	497,993
Net increase (decrease) in contract owners’ equity resulting from operations	$69,172	52,166	62,171	40,014	1,250,164	922,564	586,383	997,765

Investment Activity:	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA1	NVCMA1	NVCCA1	NVCMD1	1
Reinvested dividends	$66,270	15,471	5,382	56,908	8,327	21,458	19,138	28,764
Mortality and expense risk charges (note 3)	(12,510)	(6,154)	(1,624)	(16,992)	(1,667)	(3,918)	(3,437)	(4,949)
Net investment income (loss)	53,760	9,317	3,758	39,916	6,660	17,540	15,701	23,815
Realized gain (loss) on investments	55,794	(31,740)	875	56,053	(7,409)	(10,984)	(6,923)	(1,842)
Change in unrealized gain (loss) on investments	105,133	85,237	11,173	297,727	40,193	61,125	44,793	73,339
Net gain (loss) on investments	160,927	53,497	12,048	353,780	32,784	50,141	37,870	71,497
Reinvested capital gains	274,343	42,058	5,963	237,216	22,082	71,884	59,989	75,850
Net increase (decrease) in contract owners’ equity resulting from operations	$489,030	104,872	21,769	630,912	61,526	139,565	113,560	171,162

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVCRB1	NVCMC1	NVCCN1	NVDBL2	NVDCA2	NVLMP	NVLCAP	NCPGI	1
Reinvested dividends	$11,633	3,631	1,814	10,323	2,663	4,624	2,843	1
Mortality and expense risk charges (note 3)	(2,172)	(613)	(231)	(956)	(752)	(1,289)	(846)	-
Net investment income (loss)	9,461	3,018	1,583	9,367	1,911	3,335	1,997	1
Realized gain (loss) on investments	116	(20,993)	(317)	(8,731)	316	(138)	1,583	-
Change in unrealized gain (loss) on investments	23,948	25,517	5,124	41,634	11,102	31,813	23,467	1
Net gain (loss) on investments	24,064	4,524	4,807	32,903	11,418	31,675	25,050	1
Reinvested capital gains	27,320	6,657	1,467	26,284	9,806	5,112	3,132	-
Net increase (decrease) in contract owners’ equity resulting from operations	$60,845	14,199	7,857	68,554	23,135	40,122	30,179	2

Investment Activity:	IDPG	AMTB	AMINS	AMCG	AMMCGS	AMRS	AMSRS	NOTB3	1
Reinvested dividends	$14	29,554	35	-	-	29	17,133	221
Mortality and expense risk charges (note 3)	(4)	(6,581)	-	(5,965)	(569)	-	(8,330)	(51)
Net investment income (loss)	10	22,973	35	(5,965)	(569)	29	8,803	170
Realized gain (loss) on investments	(18)	(3,762)	68	12,636	2,230	1,116	149,189	(12)
Change in unrealized gain (loss) on investments	79	28,679	4,313	330,325	18,654	(246)	69,272	887
Net gain (loss) on investments	61	24,917	4,381	342,961	20,884	870	218,461	875
Reinvested capital gains	14	-	935	122,054	7,954	1,298	228,223	296
Net increase (decrease) in contract owners’ equity resulting from operations	$85	47,890	5,351	459,050	28,269	2,197	455,487	1,341

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NOTG3	NOTMG3	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA	PVEIB	1
Reinvested dividends	$42	1	6,252	414	3,919	31,089	18,520	6,875
Mortality and expense risk charges (note 3)	(11)	-	(1,076)	(53)	(978)	(3,794)	(3,106)	(1,871)
Net investment income (loss)	31	1	5,176	361	2,941	27,295	15,414	5,004
Realized gain (loss) on investments	7	-	1,142	(2,455)	(18,204)	(11,385)	(5,497)	494
Change in unrealized gain (loss) on investments	158	2	16,249	3,359	24,428	22,212	40,195	57,628
Net gain (loss) on investments	165	2	17,391	904	6,224	10,827	34,698	58,122
Reinvested capital gains	150	1	-	-	-	-	-	29,380
Net increase (decrease) in contract owners’ equity resulting from operations	$346	4	22,567	1,265	9,165	38,122	50,112	92,506

Investment Activity:	PVGOB	PVTIGB	TRHS2	TRLT2	VWBF	VWEM	VWHA	VRVDRI	1
Reinvested dividends	$1,654	2,843	-	609	2,593	15,620	-	641
Mortality and expense risk charges (note 3)	(5,855)	(965)	(23,660)	-	(3,921)	(16,058)	(12,708)	(75)
Net investment income (loss)	(4,201)	1,878	(23,660)	609	(1,328)	(438)	(12,708)	566
Realized gain (loss) on investments	17,182	3,797	176,801	2	(18,583)	39,426	(359,399)	(2,203)
Change in unrealized gain (loss) on investments	195,486	39,474	806,192	420	98,275	705,269	636,281	(1,402)
Net gain (loss) on investments	212,668	43,271	982,993	422	79,692	744,695	276,882	(3,605)
Reinvested capital gains	167,471	365	213,113	-	-	77,423	-	3,668
Net increase (decrease) in contract owners’ equity resulting from operations	$375,938	45,514	1,172,446	1,031	78,364	821,680	264,174	629

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	NOTG3	NOTMG3	PMVAAA	PMVRSA	PMVFBA	PMVLDA	PMVTRA	PVEIB	1
Reinvested dividends	$42	1	6,252	414	3,919	31,089	18,520	6,875
Mortality and expense risk charges (note 3)	(11)	-	(1,076)	(53)	(978)	(3,794)	(3,106)	(1,871)
Net investment income (loss)	31	1	5,176	361	2,941	27,295	15,414	5,004
Realized gain (loss) on investments	7	-	1,142	(2,455)	(18,204)	(11,385)	(5,497)	494
Change in unrealized gain (loss) on investments	158	2	16,249	3,359	24,428	22,212	40,195	57,628
Net gain (loss) on investments	165	2	17,391	904	6,224	10,827	34,698	58,122
Reinvested capital gains	150	1	-	-	-	-	-	29,380
Net increase (decrease) in contract owners’ equity resulting from operations	$346	4	22,567	1,265	9,165	38,122	50,112	92,506

Investment Activity:	PVGOB	PVTIGB	TRHS2	TRLT2	VWBF	VWEM	VWHA	VRVDRI	1
Reinvested dividends	$1,654	2,843	-	609	2,593	15,620	-	641
Mortality and expense risk charges (note 3)	(5,855)	(965)	(23,660)	-	(3,921)	(16,058)	(12,708)	(75)
Net investment income (loss)	(4,201)	1,878	(23,660)	609	(1,328)	(438)	(12,708)	566
Realized gain (loss) on investments	17,182	3,797	176,801	2	(18,583)	39,426	(359,399)	(2,203)
Change in unrealized gain (loss) on investments	195,486	39,474	806,192	420	98,275	705,269	636,281	(1,402)
Net gain (loss) on investments	212,668	43,271	982,993	422	79,692	744,695	276,882	(3,605)
Reinvested capital gains	167,471	365	213,113	-	-	77,423	-	3,668
Net increase (decrease) in contract owners’ equity resulting from operations	$375,938	45,514	1,172,446	1,031	78,364	821,680	264,174	629

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS YEAR
ENDED DECEMBER 31, 2019

Investment Activity:	SVDF	SVOF	WFVSCG	AMGP	AMTP
Reinvested dividends	$-	3,607	-	322	63,174
Mortality and expense risk charges (note 3)	(4,912)	(9,193)	(2,642)	(237)	(2,186)
Net investment income (loss)	(4,912)	(5,586)	(2,642)	85	60,988
Realized gain (loss) on investments	29,095	47,926	(32,366)	(35,983)	(17,772)
Change in unrealized gain (loss) on investments	88,233	144,958	73,363	20,826	(375,275)
Net gain (loss) on investments	117,328	192,884	40,997	(15,157)	(393,047)
Reinvested capital gains	71,957	143,727	76,837	30,544	685,906
Net increase (decrease) in contract owners’ equity resulting from operations	$184,373	331,025	115,192	15,472	353,847

See accompanying notes to financial statements.

i

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	Total (unaudited)		ALVGIA		ALVDAA		ALVSVA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$5,736,359	4,017,652	3,207	1,644	3	2	966	(72)
Realized gain (loss) on investments	13,628,549	16,188,551	5,484	17,845	(2)	-	(19,542)	(7,906)
Change in unrealized gain (loss) on investments	66,390,343	(103,947,805)	32,160	(83,412)	27	(17)	81,125	(228,769)
Reinvested capital gains	62,042,241	48,583,121	43,129	39,517	-	-	93,721	81,781
Net increase (decrease) in contract owners’ equity resulting from operations	147,797,492	(35,158,481)	83,980	(24,406)	28	(15)	156,270	(154,966)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	18,307,571	20,212,130	8,661	8,525	30	-	90,854	59,589
Transfers between funds	-	-	22,774	33,583	-	-	(40,970)	(34,481)
Surrenders (notes 2, 3, 4, 5 and 6)	(72,298,727)	(73,798,591)	(34,292)	(44,047)	76	116	(147,817)	(112,109)
Adjustments to maintain reserves	56,381	(20,453)	(15)	(6)	11	(3)	12	(13)
Net equity transactions	(53,934,775)	(53,606,914)	(2,872)	(1,945)	117	113	(97,921)	(87,014)
Net change in contract owners’ equity	93,862,717	(88,765,395)	81,108	(26,351)	145	98	58,349	(241,980)
Contract owners’ equity beginning of period	559,469,800	648,235,195	357,883	384,234	112	14	842,341	1,084,321
Contract owners’ equity end of period	$653,332,517	559,469,800	438,991	357,883	257	112	900,690	842,341
CHANGES IN UNITS:
Beginning units	17,900,376	19,438,770	11,311	11,414	9	1	20,368	22,186
Units purchased	1,614,281	1,799,547	1,434	2,466	16	14	1,447	905
Units redeemed	(3,002,828)	(3,337,941)	(1,561)	(2,569)	(7)	(6)	(3,669)	(2,723)
Ending units	16,511,829	17,900,376	11,184	11,311	18	9	18,146	20,368

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	ACVB		ACVCA		ACVIG		ACVIP2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$47,564	41,222	(9,635)	(11,101)	26,577	23,880	16,914	26,410
Realized gain (loss) on investments	22,038	60,199	296	20,446	9,656	23,042	(39,812)	(53,430)
Change in unrealized gain (loss) on investments	739,274	(362,711)	185,694	(95,381)	160,620	(279,862)	100,300	(8,520)
Reinvested capital gains	121,093	38,189	252,811	8,849	137,048	124,619	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	929,969	(223,101)	429,166	(77,187)	333,901	(108,321)	77,402	(35,540)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	99,105	111,358	11,782	10,358	49,216	43,061	33,782	38,092
Transfers between funds	11,439	46,796	(10,791)	(517)	137,915	17,652	(255,238)	221,929
Surrenders (notes 2, 3, 4, 5 and 6)	(444,534)	(731,794)	(214,481)	(240,506)	(179,442)	(191,793)	(244,354)	(218,790)
Adjustments to maintain reserves	(59)	(1)	4,067	(651)	33	9	(36)	(11)
Net equity transactions	(334,049)	(573,641)	(209,423)	(231,316)	7,722	(131,071)	(465,846)	41,220
Net change in contract owners’ equity	595,920	(796,742)	219,743	(308,503)	341,623	(239,392)	(388,444)	5,680
Contract owners’ equity beginning of period	4,984,865	5,781,607	1,282,005	1,590,508	1,420,904	1,660,296	989,957	984,277
Contract owners’ equity end of period	$5,580,785	4,984,865	1,501,748	1,282,005	1,762,527	1,420,904	601,513	989,957
CHANGES IN UNITS:
Beginning units	162,951	176,047	52,029	63,028	54,209	58,537	64,811	62,077
Units purchased	4,468	8,631	760	774	7,138	3,559	4,896	17,460
Units redeemed	(12,427)	(21,727)	(9,073)	(11,773)	(6,556)	(7,887)	(33,112)	(14,726)
Ending units	154,992	162,951	43,716	52,029	54,791	54,209	36,595	64,811

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	ACVI		ACVMV1		ACVU1		BRVHYI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,344	4,176	34,139	20,892	(8,913)	(6,113)	7,994	3,036
Realized gain (loss) on investments	5,181	17,893	15,948	77,288	17,966	9,943	11	(983)
Change in unrealized gain (loss) on investments	67,722	(110,652)	254,152	(542,817)	143,372	(88,233)	13,718	(3,617)
Reinvested capital gains	20,210	27,345	236,130	140,819	90,260	81,891	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	95,457	(61,238)	540,369	(303,818)	242,685	(2,512)	21,723	(1,564)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,869	3,831	34,401	86,641	-	-	2,721	1,381
Transfers between funds	591	1,939	(157,490)	555	(140,308)	(3,823)	137,560	55,808
Surrenders (notes 2, 3, 4, 5 and 6)	(17,790)	(32,811)	(276,086)	(189,074)	153,888	2,520	(8,571)	(6,383)
Adjustments to maintain reserves	4,570	(3,076)	9	(36)	(19)	15	(8)	5
Net equity transactions	(8,760)	(30,117)	(399,166)	(101,914)	13,561	(1,288)	131,702	50,811
Net change in contract owners’ equity	86,697	(91,355)	141,203	(405,732)	256,246	(3,800)	153,425	49,247
Contract owners’ equity beginning of period	359,511	450,866	2,047,913	2,453,645	758,778	762,578	59,027	9,780
Contract owners’ equity end of period	$446,208	359,511	2,189,116	2,047,913	1,015,024	758,778	212,452	59,027
CHANGES IN UNITS:
Beginning units	15,888	16,842	68,042	70,812	28,727	28,800	5,916	949
Units purchased	229	197	1,672	4,131	5,586	803	13,774	5,271
Units redeemed	(644)	(1,151)	(13,163)	(6,901)	(5,470)	(876)	(1,135)	(304)
Ending units	15,473	15,888	56,551	68,042	28,843	28,727	18,555	5,916

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	MLVGA2		DVSCS		DSIF		DSRG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$11,454	4,188	12,839	5,409	557,401	536,929	67,965	85,863
Realized gain (loss) on investments	(19,847)	(38,934)	78,000	67,181	3,260,860	2,860,965	177,031	206,197
Change in unrealized gain (loss) on investments	236,052	(217,178)	183,104	(586,828)	5,836,713	(6,508,964)	1,644,264	(1,946,963)
Reinvested capital gains	61,263	75,527	254,733	138,677	2,290,149	1,056,734	240,210	1,328,328
Net increase (decrease) in contract owners’ equity resulting from operations	288,922	(176,397)	528,676	(375,561)	11,945,123	(2,054,336)	2,129,470	(326,575)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	63,068	80,052	114,123	93,667	1,095,921	1,399,535	250,016	277,370
Transfers between funds	(16,039)	(48,919)	(747,265)	870,902	(1,323,360)	(1,262,994)	(21,719)	(5,910)
Surrenders (notes 2, 3, 4, 5 and 6)	(221,475)	(1,033,328)	(393,604)	(404,982)	(4,360,718)	(5,319,010)	(659,908)	(656,934)
Adjustments to maintain reserves	1	(12)	13	10	4,958	(1,003)	219	(67)
Net equity transactions	(174,445)	(1,002,207)	(1,026,733)	559,597	(4,583,199)	(5,183,472)	(431,392)	(385,541)
Net change in contract owners’ equity	114,477	(1,178,604)	(498,057)	184,036	7,361,924	(7,237,808)	1,698,078	(712,116)
Contract owners’ equity beginning of period	1,757,365	2,935,969	2,733,048	2,549,012	40,984,804	48,222,612	6,509,504	7,221,620
Contract owners’ equity end of period	$1,871,842	1,757,365	2,234,991	2,733,048	48,346,728	40,984,804	8,207,582	6,509,504
CHANGES IN UNITS:
Beginning units	102,683	157,091	82,256	67,811	669,994	746,832	132,225	140,984
Units purchased	6,107	7,882	2,511	25,030	24,567	29,246	9,016	10,622
Units redeemed	(15,607)	(62,290)	(30,359)	(10,585)	(88,181)	(106,084)	(16,222)	(19,381)
Ending units	93,183	102,683	54,408	82,256	606,380	669,994	125,019	132,225

See accompanying notes to financial statements.

v

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	DCAP		DSC		DGI		DWVSVS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$30,756	33,512	(1,695)	(1,724)	8,870	4,950	969	289
Realized gain (loss) on investments	(10,272)	(1,771)	(6,481)	30,419	101,576	69,660	(5,277)	18,836
Change in unrealized gain (loss) on investments	789,071	(853,179)	9,445	(142,825)	91,996	(284,308)	54,423	(102,418)
Reinvested capital gains	472,895	532,417	55,337	51,501	162,508	142,021	28,410	25,799
Net increase (decrease) in contract owners’ equity resulting from operations	1,282,450	(289,021)	56,606	(62,629)	364,950	(67,677)	78,525	(57,494)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	112,961	104,626	12,443	12,342	38,462	44,417	2,443	3,305
Transfers between funds	(23,509)	(42,883)	13,268	37,706	(71,503)	23,114	11,169	(103,622)
Surrenders (notes 2, 3, 4, 5 and 6)	(357,067)	(362,844)	(27,137)	(47,089)	(163,291)	(177,073)	(13,385)	(49,520)
Adjustments to maintain reserves	36	1	19	(13)	(18)	19	-	(2)
Net equity transactions	(267,579)	(301,100)	(1,407)	2,946	(196,350)	(109,523)	227	(149,839)
Net change in contract owners’ equity	1,014,871	(590,121)	55,199	(59,683)	168,600	(177,200)	78,752	(207,333)
Contract owners’ equity beginning of period	3,730,581	4,320,702	258,325	318,008	1,381,884	1,559,084	293,355	500,688
Contract owners’ equity end of period	$4,745,452	3,730,581	313,524	258,325	1,550,484	1,381,884	372,107	293,355
CHANGES IN UNITS:
Beginning units	118,233	127,283	10,737	10,608	44,464	47,631	20,350	28,703
Units purchased	4,405	5,485	2,049	2,426	2,331	3,051	891	310
Units redeemed	(11,985)	(14,535)	(2,034)	(2,297)	(8,807)	(6,218)	(925)	(8,663)
Ending units	110,653	118,233	10,752	10,737	37,988	44,464	20,316	20,350

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	DFVIPS		DFVGMI		DSGIBA		FVU2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,591	3,542	509	400	3,543	7,244	888	(101)
Realized gain (loss) on investments	44	(80)	(11)	(6)	(1,846)	(10,571)	(28)	168
Change in unrealized gain (loss) on investments	14,839	(7,460)	3,692	(2,335)	41,959	(29,251)	9,534	(5,038)
Reinvested capital gains	-	-	213	65	155	19,426	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	17,474	(3,998)	4,403	(1,876)	43,811	(13,152)	10,394	(4,971)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,997	1,478	806	307	3,487	2,327	4,239	459
Transfers between funds	-	11,740	-	27,135	413,229	30,830	-	51,266
Surrenders (notes 2, 3, 4, 5 and 6)	(2,901)	(3,213)	(1,010)	(401)	(6,210)	(43,447)	(944)	4,361
Adjustments to maintain reserves	(6)	2	2	4	(6)	(3)	(6)	(5)
Net equity transactions	(910)	10,007	(202)	27,045	410,500	(10,293)	3,289	56,081
Net change in contract owners’ equity	16,564	6,009	4,201	25,169	454,311	(23,445)	13,683	51,110
Contract owners’ equity beginning of period	220,995	214,986	25,169	-	115,579	139,024	51,110	-
Contract owners’ equity end of period	$237,559	220,995	29,370	25,169	569,890	115,579	64,793	51,110
CHANGES IN UNITS:
Beginning units	22,021	21,031	2,498	-	10,462	11,558	5,622	-
Units purchased	190	1,310	74	2,535	33,338	5,278	764	5,713
Units redeemed	(276)	(320)	(92)	(37)	(664)	(6,374)	(427)	(91)
Ending units	21,935	22,021	2,480	2,498	43,136	10,462	5,959	5,622

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	FQB		FEMS		FEIP		FHIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$26,553	29,366	1,816	730	538,764	630,269	344,732	377,368
Realized gain (loss) on investments	(12,824)	(12,398)	171	(78)	(267,685)	(268,847)	(46,346)	(87,971)
Change in unrealized gain (loss) on investments	74,474	(31,203)	36,283	(14,530)	5,961,453	(5,319,630)	699,811	(569,301)
Reinvested capital gains	42	-	-	-	2,324,708	1,764,491	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	88,245	(14,235)	38,270	(13,878)	8,557,240	(3,193,717)	998,197	(279,904)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	23,940	112,701	8,350	3,440	1,074,913	1,210,262	300,361	313,204
Transfers between funds	69,685	(39,363)	39,523	135,775	98,506	(403,028)	(505)	(306,776)
Surrenders (notes 2, 3, 4, 5 and 6)	(171,968)	(155,624)	(7,958)	(665)	(3,801,278)	(4,582,698)	(723,368)	(1,116,550)
Adjustments to maintain reserves	(19)	14	(7)	5	7,865	(2,768)	866	(202)
Net equity transactions	(78,362)	(82,272)	39,908	138,555	(2,619,994)	(3,778,232)	(422,646)	(1,110,324)
Net change in contract owners’ equity	9,883	(96,507)	78,178	124,677	5,937,246	(6,971,949)	575,551	(1,390,228)
Contract owners’ equity beginning of period	1,020,724	1,117,231	124,677	-	32,915,190	39,887,139	7,020,295	8,410,523
Contract owners’ equity end of period	$1,030,607	1,020,724	202,855	124,677	38,852,436	32,915,190	7,595,846	7,020,295
CHANGES IN UNITS:
Beginning units	56,401	61,307	15,018	-	417,741	466,480	149,247	185,066
Units purchased	7,459	6,768	4,826	15,126	24,872	22,055	9,457	11,689
Units redeemed	(11,449)	(11,674)	(851)	(108)	(52,594)	(70,794)	(17,235)	(47,508)
Ending units	52,411	56,401	18,993	15,018	390,019	417,741	141,469	149,247

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	FRESS		FAMP		FCS		FNRS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,063	299	119,306	112,548	4	-	13,484	2,556
Realized gain (loss) on investments	1,048	(315)	2,046	36,819	15	-	(85,969)	(94,987)
Change in unrealized gain (loss) on investments	50	(1,647)	1,050,466	(1,085,101)	909	-	160,349	(253,664)
Reinvested capital gains	448	306	414,029	345,026	-	-	698	1,391
Net increase (decrease) in contract owners’ equity resulting from operations	2,609	(1,357)	1,585,847	(590,708)	928	-	88,562	(344,704)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,320	197	327,424	351,337	1,395	-	74,276	82,049
Transfers between funds	40,537	2,189	(17,526)	(38,600)	23,778	-	(48,621)	9,233
Surrenders (notes 2, 3, 4, 5 and 6)	(1,410)	(336)	(1,009,325)	(1,314,981)	334	-	(124,143)	(120,261)
Adjustments to maintain reserves	(5)	(4)	856	(310)	(4)	-	-	(22)
Net equity transactions	41,442	2,046	(698,571)	(1,002,554)	25,503	-	(98,488)	(29,001)
Net change in contract owners’ equity	44,051	689	887,276	(1,593,262)	26,431	-	(9,926)	(373,705)
Contract owners’ equity beginning of period	13,252	12,563	9,333,955	10,927,217	-	-	1,029,082	1,402,787
Contract owners’ equity end of period	$57,303	13,252	10,221,231	9,333,955	26,431	-	1,019,156	1,029,082
CHANGES IN UNITS:
Beginning units	1,385	1,224	224,776	250,426	-	-	71,950	73,490
Units purchased	3,695	195	12,204	13,023	2,423	-	7,649	80,398
Units redeemed	(185)	(34)	(27,044)	(38,673)	(37)	-	(14,474)	(81,938)
Ending units	4,895	1,385	209,936	224,776	2,386	-	65,125	71,950

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	FF10S		FF20S		FF30S		FGP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$5,918	4,139	16,058	9,722	16,406	8,934	(201,446)	(216,454)
Realized gain (loss) on investments	8,023	5,759	46,113	103,101	54,347	51,829	3,513,236	3,601,997
Change in unrealized gain (loss) on investments	26,413	(40,242)	67,074	(229,841)	153,388	(197,545)	12,799,921	(13,280,916)
Reinvested capital gains	16,094	11,543	61,916	45,412	44,243	33,918	4,381,277	9,821,673
Net increase (decrease) in contract owners’ equity resulting from operations	56,448	(18,801)	191,161	(71,606)	268,384	(102,864)	20,492,988	(73,700)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,923	4,935	38,800	47,593	38,878	40,785	1,770,351	1,975,794
Transfers between funds	12	(1)	44,457	(5,757)	28,897	(31,183)	924,813	(608,900)
Surrenders (notes 2, 3, 4, 5 and 6)	(35,517)	(28,492)	(209,712)	(379,705)	(166,067)	(136,850)	(6,521,271)	(7,319,365)
Adjustments to maintain reserves	(4)	12	(9)	(5)	(7)	(9)	9,495	(159)
Net equity transactions	(31,586)	(23,546)	(126,464)	(337,874)	(98,299)	(127,257)	(3,816,612)	(5,952,630)
Net change in contract owners’ equity	24,862	(42,347)	64,697	(409,480)	170,085	(230,121)	16,676,376	(6,026,330)
Contract owners’ equity beginning of period	385,171	427,518	1,073,818	1,483,298	1,133,726	1,363,847	62,516,565	68,542,895
Contract owners’ equity end of period	$410,033	385,171	1,138,515	1,073,818	1,303,811	1,133,726	79,192,941	62,516,565
CHANGES IN UNITS:
Beginning units	20,411	21,611	53,908	69,681	53,527	59,078	692,945	755,698
Units purchased	762	302	5,082	3,811	3,721	3,135	59,639	32,450
Units redeemed	(2,341)	(1,502)	(11,128)	(19,584)	(7,443)	(8,686)	(60,987)	(95,203)
Ending units	18,832	20,411	47,862	53,908	49,805	53,527	691,597	692,945

 See accompanying notes to financial statements.

x

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FIGBS		FMCS		FOP		FOS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$47,150	40,347	16,970	3,293	53,033	46,310	45,346	35,473
Realized gain (loss) on investments	(6,013)	(12,779)	11,276	91,076	17,753	34,181	8,649	32,773
Change in unrealized gain (loss) on investments	141,707	(62,741)	516,352	(1,654,080)	776,811	(789,220)	719,682	(669,591)
Reinvested capital gains	-	12,732	658,190	593,824	151,329	-	130,771	-
Net increase (decrease) in contract owners’ equity resulting from operations	182,844	(22,441)	1,202,788	(965,887)	998,926	(708,729)	904,448	(601,345)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	41,050	53,142	225,927	191,496	3,893	13,656	238,227	257,612
Transfers between funds	156,054	35,108	(286,947)	(219,047)	(38,081)	(78,059)	255,904	(34,585)
Surrenders (notes 2, 3, 4, 5 and 6)	(202,953)	(152,462)	(731,229)	(640,688)	(327,363)	(639,928)	(378,947)	(518,475)
Adjustments to maintain reserves	7	12	19	(15)	935	(679)	4	(3)
Net equity transactions	(5,842)	(64,200)	(792,230)	(668,254)	(360,616)	(705,010)	115,188	(295,451)
Net change in contract owners’ equity	177,002	(86,641)	410,558	(1,634,141)	638,310	(1,413,739)	1,019,636	(896,796)
Contract owners’ equity beginning of period	2,032,129	2,118,770	5,491,090	7,125,231	3,824,361	5,238,100	3,274,448	4,171,244
Contract owners’ equity end of period	$2,209,131	2,032,129	5,901,648	5,491,090	4,462,671	3,824,361	4,294,084	3,274,448

CHANGES IN UNITS:
Beginning units	120,824	124,747	119,729	131,865	125,498	148,395	336,116	362,521
Units purchased	14,114	7,822	5,090	5,775	951	3,504	64,129	39,290
Units redeemed	(14,628)	(11,745)	(20,024)	(17,911)	(13,211)	(26,401)	(53,214)	(65,695)
Ending units	120,310	120,824	104,795	119,729	113,238	125,498	347,031	336,116

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FVSS		FTVIS2		FTVRDI		FTVSVI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,219	3,018	65,260	61,621	40,676	40,955	18,715	16,764
Realized gain (loss) on investments	(10,732)	(57,356)	(9,459)	(15,548)	(9,394)	58,114	(74,041)	20,463
Change in unrealized gain (loss) on investments	124,982	(131,511)	111,475	(107,982)	402,837	(553,946)	220,115	(769,840)
Reinvested capital gains	56,405	36,997	21,707	-	605,478	245,907	376,411	393,743
Net increase (decrease) in contract owners’ equity resulting from operations	176,874	(148,852)	188,983	(61,909)	1,039,597	(208,970)	541,200	(338,870)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	15,838	16,238	64,180	55,372	82,713	90,324	44,485	61,714
Transfers between funds	12,835	(143,424)	(6,894)	(10,602)	(45,870)	(66,058)	(72,188)	(7,996)
Surrenders (notes 2, 3, 4, 5 and 6)	(50,670)	(81,141)	(111,270)	(274,641)	(547,114)	(403,491)	(405,777)	(294,776)
Adjustments to maintain reserves	37	(19)	(7)	(8)	(11)	(40)	39	5
Net equity transactions	(21,960)	(208,346)	(53,991)	(229,879)	(510,282)	(379,265)	(433,441)	(241,053)
Net change in contract owners’ equity	154,914	(357,198)	134,992	(291,788)	529,315	(588,235)	107,759	(579,923)
Contract owners’ equity beginning of period	533,154	890,352	1,239,061	1,530,849	3,853,727	4,441,962	2,227,020	2,806,943
Contract owners’ equity end of period	$688,068	533,154	1,374,053	1,239,061	4,383,042	3,853,727	2,334,779	2,227,020

CHANGES IN UNITS:
Beginning units	21,138	28,520	68,998	80,926	112,291	122,690	56,071	61,407
Units purchased	1,445	1,123	4,869	5,103	3,186	4,201	1,997	2,686
Units redeemed	(2,161)	(8,505)	(7,635)	(17,031)	(16,507)	(14,600)	(11,472)	(8,022)
Ending units	20,422	21,138	66,232	68,998	98,970	112,291	46,596	56,071

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FTVDM2		TIF		TIF2		FTVGI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,649	2,616	711	1,450	14,332	27,798	131,556	(9,489)
Realized gain (loss) on investments	12,485	(717)	3,729	1,537	(78,536)	(28,124)	(57,042)	(28,020)
Change in unrealized gain (loss) on investments	135,608	(130,583)	670	(12,533)	138,815	(208,835)	(46,217)	67,391
Reinvested capital gains	-	-	470	-	11,429	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	151,742	(128,684)	5,580	(9,546)	86,040	(209,161)	28,297	29,882

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	13,347	33,527	-	-	23,567	25,258	59,986	57,912
Transfers between funds	(20,173)	(230,767)	-	-	(329,151)	233,348	(131,839)	(8,594)
Surrenders (notes 2, 3, 4, 5 and 6)	(47,368)	(148,431)	(13,019)	(3,727)	(71,286)	(100,442)	(173,806)	(168,203)
Adjustments to maintain reserves	11	(11)	6	10	(11)	(10)	2	8
Net equity transactions	(54,183)	(345,682)	(13,013)	(3,717)	(376,881)	158,154	(245,657)	(118,877)
Net change in contract owners’ equity	97,559	(474,366)	(7,433)	(13,263)	(290,841)	(51,007)	(217,360)	(88,995)
Contract owners’ equity beginning of period	617,248	1,091,614	50,444	63,707	1,045,051	1,096,058	1,992,180	2,081,175
Contract owners’ equity end of period	$714,807	617,248	43,011	50,444	754,210	1,045,051	1,774,820	1,992,180

CHANGES IN UNITS:
Beginning units	60,005	88,911	2,128	2,267	123,707	109,184	197,270	209,021
Units purchased	2,672	5,632	-	-	4,179	25,911	8,021	8,358
Units redeemed	(7,564)	(34,538)	(515)	(139)	(48,253)	(11,388)	(32,105)	(20,109)
Ending units	55,113	60,005	1,613	2,128	79,633	123,707	173,186	197,270

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FTVFA2		GVGMNS		RVARS		ACEG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,464	6,078	371	32	930	(436)	(933)	(740)
Realized gain (loss) on investments	(3,446)	(4,802)	121	143	(49)	(1,917)	(1,392)	(12,319)
Change in unrealized gain (loss) on investments	19,818	(28,173)	2,099	(2,806)	1,353	(4,612)	38,053	(42,579)
Reinvested capital gains	13,925	5,756	1,772	618	-	-	32,091	15,421
Net increase (decrease) in contract owners’ equity resulting from operations	36,761	(21,141)	4,363	(2,013)	2,234	(6,965)	67,819	(40,217)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	11,257	11,339	1,273	1,019	929	867	1,500	767
Transfers between funds	(132)	-	-	-	20,142	(84,765)	(253)	155,049
Surrenders (notes 2, 3, 4, 5 and 6)	(32,267)	(103,284)	(2,012)	(1,861)	(5,471)	2,913	(17,809)	(26,595)
Adjustments to maintain reserves	5	5	(8)	(2)	(5)	11	(41)	8
Net equity transactions	(21,137)	(91,940)	(747)	(844)	15,595	(80,974)	(16,603)	129,229
Net change in contract owners’ equity	15,624	(113,081)	3,616	(2,857)	17,829	(87,939)	51,216	89,012
Contract owners’ equity beginning of period	195,650	308,731	38,931	41,788	53,117	141,056	192,604	103,592
Contract owners’ equity end of period	$211,274	195,650	42,547	38,931	70,946	53,117	243,820	192,604

CHANGES IN UNITS:
Beginning units	13,925	19,685	3,125	3,190	5,241	13,139	10,144	5,178
Units purchased	739	832	98	79	2,103	929	357	6,238
Units redeemed	(2,043)	(6,592)	(155)	(144)	(645)	(8,827)	(1,083)	(1,272)
Ending units	12,621	13,925	3,068	3,125	6,699	5,241	9,418	10,144

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AVBVI		AVMCCI		IVKMG1		IVBRA1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$9	12	(4)	(78)	(1,290)	(1,335)	(1,583)	3,663
Realized gain (loss) on investments	(160)	3	(26)	1,016	(236)	324	(3,710)	(1,191)
Change in unrealized gain (loss) on investments	261	(1,078)	264	(1,633)	40,610	(43,964)	47,205	(48,713)
Reinvested capital gains	840	370	241	325	41,049	29,760	-	27,330
Net increase (decrease) in contract owners’ equity resulting from operations	950	(693)	475	(370)	80,133	(15,215)	41,912	(18,911)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	458	-	45	45	9,664	10,280	358,313	190,910
Transfers between funds	60	58	3	(27,012)	4,610	(619)	(22)	5,435
Surrenders (notes 2, 3, 4, 5 and 6)	(124)	(121)	(190)	(519)	(45,052)	(24,905)	(366,489)	(25,607)
Adjustments to maintain reserves	(16)	8	(9)	(14)	30	(7)	(6)	2
Net equity transactions	378	(55)	(151)	(27,500)	(30,748)	(15,251)	(8,204)	170,740
Net change in contract owners’ equity	1,328	(748)	324	(27,870)	49,385	(30,466)	33,708	151,829
Contract owners’ equity beginning of period	2,923	3,671	1,992	29,862	242,150	272,616	296,454	144,625
Contract owners’ equity end of period	$4,251	2,923	2,316	1,992	291,535	242,150	330,162	296,454

CHANGES IN UNITS:
Beginning units	132	134	139	1,815	14,567	15,417	26,687	12,123
Units purchased	20	2	3	3	1,156	929	2,089	16,798
Units redeemed	(5)	(4)	(12)	(1,679)	(2,627)	(1,779)	(2,847)	(2,234)
Ending units	147	132	130	139	13,096	14,567	25,929	26,687

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	OVMS		OVB		OVGS		OVIG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$84,514	72,403	81,928	83,280	81,590	110,063	1,009	924
Realized gain (loss) on investments	(10,135)	(23,684)	10,070	(1,477)	355,887	1,756,701	(253)	9,738
Change in unrealized gain (loss) on investments	609,619	(460,368)	154,301	(131,479)	2,170,909	(6,389,992)	39,743	(67,294)
Reinvested capital gains	78,364	117,559	-	-	2,963,453	1,604,884	9,965	4,967
Net increase (decrease) in contract owners’ equity resulting from operations	762,362	(294,090)	246,299	(49,676)	5,571,839	(2,918,344)	50,464	(51,665)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	182,811	200,085	141,408	158,726	543,108	520,374	2,585	89,203
Transfers between funds	11,875	(74,223)	72,276	18,048	(257,717)	(300,214)	-	(537)
Surrenders (notes 2, 3, 4, 5 and 6)	(544,632)	(461,790)	(310,813)	(427,147)	(2,459,780)	(2,595,393)	(45,824)	(46,812)
Adjustments to maintain reserves	714	(257)	1,110	(85)	9,770	(4,982)	5	(6)
Net equity transactions	(349,232)	(336,185)	(96,019)	(250,458)	(2,164,619)	(2,380,215)	(43,234)	41,848
Net change in contract owners’ equity	413,130	(630,275)	150,280	(300,134)	3,407,220	(5,298,559)	7,230	(9,817)
Contract owners’ equity beginning of period	4,653,232	5,283,507	2,824,062	3,124,196	18,752,400	24,050,959	204,562	214,379
Contract owners’ equity end of period	$5,066,362	4,653,232	2,974,342	2,824,062	22,159,620	18,752,400	211,792	204,562

CHANGES IN UNITS:
Beginning units	122,805	132,312	118,667	132,233	264,280	290,466	22,342	18,772
Units purchased	9,644	7,618	14,831	12,019	8,235	9,665	586	7,741
Units redeemed	(17,707)	(17,125)	(16,438)	(25,585)	(35,698)	(35,851)	(4,848)	(4,171)
Ending units	114,742	122,805	117,060	118,667	236,817	264,280	18,080	22,342

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	OVGI		OVSC		OVAG		OVSB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,050	11,729	(3,107)	(1,868)	(7,894)	(7,379)	6,205	11,387
Realized gain (loss) on investments	(31,145)	(19,934)	10,528	2,680	13,919	29,600	(1,356)	(12,007)
Change in unrealized gain (loss) on investments	147,475	(231,447)	125,173	(292,439)	247,680	(282,359)	13,297	(9,884)
Reinvested capital gains	210,875	134,168	97,133	156,316	174,263	168,398	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	335,255	(105,484)	229,727	(135,311)	427,968	(91,740)	18,146	(10,504)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	18,295	18,649	22,117	25,673	28,751	31,991	6,579	14,094
Transfers between funds	(33,646)	(34,096)	(12,286)	(119,460)	251	92,603	1,236	(76,687)
Surrenders (notes 2, 3, 4, 5 and 6)	(196,353)	(415,805)	(125,405)	(105,544)	(171,646)	(80,549)	(18,814)	(9,675)
Adjustments to maintain reserves	-	(17)	59	(57)	5	(7)	(12)	14
Net equity transactions	(211,704)	(431,269)	(115,515)	(199,388)	(142,639)	44,038	(11,011)	(72,254)
Net change in contract owners’ equity	123,551	(536,753)	114,212	(334,699)	285,329	(47,702)	7,135	(82,758)
Contract owners’ equity beginning of period	1,115,884	1,652,637	934,528	1,269,227	1,138,703	1,186,405	179,465	262,223
Contract owners’ equity end of period	$1,239,435	1,115,884	1,048,740	934,528	1,424,032	1,138,703	186,600	179,465

CHANGES IN UNITS:
Beginning units	53,848	72,191	22,444	26,975	93,540	91,278	16,659	23,200
Units purchased	2,316	2,173	741	1,442	9,941	10,968	1,055	1,940
Units redeemed	(10,735)	(20,516)	(3,177)	(5,973)	(18,455)	(8,706)	(2,025)	(8,481)
Ending units	45,429	53,848	20,008	22,444	85,026	93,540	15,689	16,659

 See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	WRASP		WRHIP		WRMCG		JAEI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$18,643	16,908	58,323	56,306	(2,878)	(2,737)	(1,029)	(889)
Realized gain (loss) on investments	(54,714)	(98,710)	(45,548)	10,777	923	67,371	11,355	33,052
Change in unrealized gain (loss) on investments	228,221	(39,486)	73,650	(95,412)	79,136	(115,982)	58,509	(36,568)
Reinvested capital gains	48,073	52,585	-	-	88,867	23,248	18,222	9,195
Net increase (decrease) in contract owners’ equity resulting from operations	240,223	(68,703)	86,425	(28,329)	166,048	(28,100)	87,057	4,790

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	48,312	55,183	11,240	11,586	7,387	9,672	4,899	50,372
Transfers between funds	(20,170)	(76,103)	(246,468)	430,599	25,143	116,407	74,970	(83,228)
Surrenders (notes 2, 3, 4, 5 and 6)	(210,512)	(359,496)	(397,702)	(9,290)	(139,214)	(51,259)	(72,564)	(71,153)
Adjustments to maintain reserves	111	(4)	(2)	(9)	5	(18)	(9)	18
Net equity transactions	(182,259)	(380,420)	(632,932)	432,886	(106,679)	74,802	7,296	(103,991)
Net change in contract owners’ equity	57,964	(449,123)	(546,507)	404,557	59,369	46,702	94,353	(99,201)
Contract owners’ equity beginning of period	1,178,222	1,627,345	1,028,174	623,617	467,039	420,337	228,314	327,515
Contract owners’ equity end of period	$1,236,186	1,178,222	481,667	1,028,174	526,408	467,039	322,667	228,314

CHANGES IN UNITS:
Beginning units	72,688	94,497	76,352	45,132	26,805	23,964	19,897	28,276
Units purchased	4,000	4,571	1,909	38,770	2,683	5,825	6,498	2,605
Units redeemed	(13,568)	(26,380)	(45,892)	(7,550)	(7,466)	(2,984)	(5,532)	(10,984)
Ending units	63,120	72,688	32,369	76,352	22,022	26,805	20,863	19,897

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JABS		JACAS		JAGTS		JAIGS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$28,272	19,689	(21,350)	35,279	(3,084)	25,497	29,742	31,954
Realized gain (loss) on investments	273,882	38,823	85,742	6,072	564,270	477,900	(72,123)	(172,965)
Change in unrealized gain (loss) on investments	83,392	(97,323)	943,375	(612,451)	762,329	(637,978)	562,788	(263,249)
Reinvested capital gains	76,613	38,559	400,910	618,290	304,700	137,318	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	462,159	(252)	1,408,677	47,190	1,628,215	2,737	520,407	(404,260)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	38,977	29,822	80,300	85,049	50,226	69,452	93,935	108,511
Transfers between funds	(988,231)	1,208,595	63,444	(112,910)	251,063	123,441	(38,310)	(755,971)
Surrenders (notes 2, 3, 4, 5 and 6)	(233,313)	(249,035)	(622,920)	(439,861)	(233,066)	(203,268)	(175,409)	(273,428)
Adjustments to maintain reserves	(11)	8	10	(12)	10	(36)	(16)	(14)
Net equity transactions	(1,182,578)	989,390	(479,166)	(467,734)	68,233	(10,411)	(119,800)	(920,902)
Net change in contract owners’ equity	(720,419)	989,138	929,511	(420,544)	1,696,448	(7,674)	400,607	(1,325,162)
Contract owners’ equity beginning of period	2,590,024	1,600,886	3,981,773	4,402,317	3,535,400	3,543,074	2,059,773	3,384,935
Contract owners’ equity end of period	$1,869,605	2,590,024	4,911,284	3,981,773	5,231,848	3,535,400	2,460,380	2,059,773

CHANGES IN UNITS:
Beginning units	84,460	51,867	163,732	182,867	231,044	232,997	162,736	225,055
Units purchased	1,651	41,041	7,739	7,789	29,502	24,608	13,833	17,916
Units redeemed	(36,078)	(8,448)	(23,434)	(26,924)	(23,428)	(26,561)	(22,376)	(80,235)
Ending units	50,033	84,460	148,037	163,732	237,118	231,044	154,193	162,736

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	LOVTRC		MV2IGI		MNDIC		MVFIC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,319	31,785	1,140	(39)	(1,515)	(1,280)	56,964	35,872
Realized gain (loss) on investments	(237)	(72,595)	8,248	20,781	14,708	(33,572)	5,002	44,233
Change in unrealized gain (loss) on investments	8,606	22,134	71,904	(27,866)	19,405	(43,382)	637,150	(661,954)
Reinvested capital gains	-	-	30,351	10,434	50,295	38,788	152,162	224,245
Net increase (decrease) in contract owners’ equity resulting from operations	11,688	(18,676)	111,643	3,310	82,893	(39,446)	851,278	(357,604)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,223	2,261	10,831	10,062	10,250	24,749	42,243	100,835
Transfers between funds	11,417	(1,021,449)	195,422	277	186,595	99,565	(16,343)	(54,580)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,644)	(34,668)	(39,325)	(56,240)	(123,774)	(15,435)	(196,637)	(376,747)
Adjustments to maintain reserves	(7)	(3)	8	(8)	14	-	30	-
Net equity transactions	3,989	(1,053,859)	166,936	(45,909)	73,085	108,879	(170,707)	(330,492)
Net change in contract owners’ equity	15,677	(1,072,535)	278,579	(42,599)	155,978	69,433	680,571	(688,096)
Contract owners’ equity beginning of period	153,359	1,225,894	166,510	209,109	191,599	122,166	2,982,060	3,670,156
Contract owners’ equity end of period	$169,036	153,359	445,089	166,510	347,577	191,599	3,662,631	2,982,060

CHANGES IN UNITS:
Beginning units	15,033	118,292	12,541	15,791	10,971	6,868	84,027	92,663
Units purchased	1,242	791	13,856	1,456	9,278	5,143	1,792	3,152
Units redeemed	(912)	(104,050)	(2,563)	(4,706)	(6,141)	(1,040)	(5,980)	(11,788)
Ending units	15,363	15,033	23,834	12,541	14,108	10,971	79,839	84,027

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSVFI		MSEM		MSVRE		NVFIII
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$13,656	6,740	30,140	31,329	11,671	19,670	227	-
Realized gain (loss) on investments	6,690	805	(6,346)	(9,832)	18,473	27,431	23	-
Change in unrealized gain (loss) on investments	14,726	(11,112)	54,542	(71,123)	79,373	(121,624)	(271)	-
Reinvested capital gains	-	-	-	-	32,640	-	154	-
Net increase (decrease) in contract owners’ equity resulting from operations	35,072	(3,567)	78,336	(49,626)	142,157	(74,523)	133	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,549	4,677	22,084	20,664	12,389	12,445	6,238	-
Transfers between funds	59,083	14,502	(14,831)	11,106	(2,266)	1,695	18,618	-
Surrenders (notes 2, 3, 4, 5 and 6)	(130,505)	(11,198)	(78,086)	(148,569)	(82,537)	(54,724)	4,498	-
Adjustments to maintain reserves	(3)	11	(38)	64	76	(103)	(2)	-
Net equity transactions	(65,876)	7,992	(70,871)	(116,735)	(72,338)	(40,687)	29,352	-
Net change in contract owners’ equity	(30,804)	4,425	7,465	(166,361)	69,819	(115,210)	29,485	-
Contract owners’ equity beginning of period	327,173	322,748	584,539	750,900	812,929	928,139	-	-
Contract owners’ equity end of period	$296,369	327,173	592,004	584,539	882,748	812,929	29,485	-

CHANGES IN UNITS:
Beginning units	19,713	19,226	17,769	21,088	14,887	15,331	-	-
Units purchased	3,775	1,221	1,096	1,373	122	455	3,502	-
Units redeemed	(7,352)	(734)	(2,985)	(4,692)	(1,063)	(899)	(702)	-
Ending units	16,136	19,713	15,880	17,769	13,946	14,887	2,800	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GBF		MSBF		HIBF		GVABD2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$86,609	83,138	70,457	25,958	45,699	45,432	5,990	8,650
Realized gain (loss) on investments	(63,002)	(59,700)	45	(4,858)	(7,910)	(20,487)	2,732	(111)
Change in unrealized gain (loss) on investments	248,926	(54,603)	46,963	(55,615)	73,021	(53,765)	25,305	(18,338)
Reinvested capital gains	-	-	-	-	-	-	1,477	1,783
Net increase (decrease) in contract owners’ equity resulting from operations	272,533	(31,165)	117,465	(34,515)	110,810	(28,820)	35,504	(8,016)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	196,106	246,181	14,271	23,333	24,870	35,871	9,338	12,686
Transfers between funds	(22,172)	(7,555)	469,734	30,209	22,858	(134,989)	20,622	17,958
Surrenders (notes 2, 3, 4, 5 and 6)	(558,077)	(441,216)	(156,103)	(72,979)	(54,441)	(148,541)	(55,348)	(54,931)
Adjustments to maintain reserves	172	(36)	6	(5)	(14)	2	2	10
Net equity transactions	(383,971)	(202,626)	327,908	(19,442)	(6,727)	(247,657)	(25,386)	(24,277)
Net change in contract owners’ equity	(111,438)	(233,791)	445,373	(53,957)	104,083	(276,477)	10,118	(32,293)
Contract owners’ equity beginning of period	4,897,706	5,131,497	1,169,513	1,223,470	779,352	1,055,829	442,764	475,057
Contract owners’ equity end of period	$4,786,268	4,897,706	1,614,886	1,169,513	883,435	779,352	452,882	442,764
CHANGES IN UNITS:
Beginning units	146,016	152,318	55,085	55,882	32,512	42,491	34,288	36,204
Units purchased	10,627	13,520	22,669	4,004	2,183	1,836	967	3,001
Units redeemed	(23,135)	(19,822)	(8,083)	(4,801)	(2,445)	(11,815)	(2,916)	(4,917)
Ending units	133,508	146,016	69,671	55,085	32,250	32,512	32,339	34,288

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVLCP1		NVCBD1		NVSTB2		NVBX
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,392	2,785	14,720	16,989	1,477	1,895	8,201	6,668
Realized gain (loss) on investments	2,859	(1,162)	3,075	(431)	(218)	(501)	(826)	(1,725)
Change in unrealized gain (loss) on investments	7,877	(4,122)	35,853	(22,967)	2,535	(1,128)	18,218	(8,049)
Reinvested capital gains	-	-	-	-	-	-	-	167
Net increase (decrease) in contract owners’ equity resulting from operations	13,128	(2,499)	53,648	(6,409)	3,794	266	25,593	(2,939)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,881	4,089	5,368	7,308	4,590	5,142	6,930	9,013
Transfers between funds	(13,732)	(5,746)	(44,944)	111,323	(6,301)	(7,801)	113,259	(16,472)
Surrenders (notes 2, 3, 4, 5 and 6)	(15,572)	(5,170)	(22,165)	(33,668)	(30,245)	(20,894)	(5,908)	(19,708)
Adjustments to maintain reserves	3	(5)	7	6	3	(3)	5	-
Net equity transactions	(25,420)	(6,832)	(61,734)	84,969	(31,953)	(23,556)	114,286	(27,167)
Net change in contract owners’ equity	(12,292)	(9,331)	(8,086)	78,560	(28,159)	(23,290)	139,879	(30,106)
Contract owners’ equity beginning of period	127,123	136,454	650,106	571,546	118,793	142,083	311,265	341,371
Contract owners’ equity end of period	$114,831	127,123	642,020	650,106	90,634	118,793	451,144	311,265
CHANGES IN UNITS:
Beginning units	8,545	9,013	46,412	40,570	10,453	12,529	29,469	32,038
Units purchased	2,663	281	4,911	8,654	1,612	1,720	10,833	883
Units redeemed	(4,175)	(749)	(8,814)	(2,812)	(4,359)	(3,796)	(705)	(3,452)
Ending units	7,033	8,545	42,509	46,412	7,706	10,453	39,597	29,469

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SAM		NVGEII		NVMLG1		NVMLV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$170,827	127,607	4	-	84,255	(3,736)	294,916	14,408
Realized gain (loss) on investments	-	-	-	-	(38,397)	(1,256)	(33,233)	(27,548)
Change in unrealized gain (loss) on investments	-	-	104	-	252,858	(408,938)	(68,680)	(288,408)
Reinvested capital gains	-	144	5	-	303,910	336,797	101,301	135,972
Net increase (decrease) in contract owners’ equity resulting from operations	170,827	127,751	113	-	602,626	(77,133)	294,304	(165,576)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,471,617	1,118,865	-	-	40,749	59,716	53,183	50,724
Transfers between funds	2,359,327	4,551,822	924	-	(51,561)	49,229	13,724	18,371
Surrenders (notes 2, 3, 4, 5 and 6)	(4,265,467)	(4,280,054)	(6)	-	(214,618)	(237,844)	(88,952)	(183,315)
Adjustments to maintain reserves	(9,803)	7,589	(2)	-	(10)	3	18	(6)
Net equity transactions	(444,326)	1,398,222	916	-	(225,440)	(128,896)	(22,027)	(114,226)
Net change in contract owners’ equity	(273,499)	1,525,973	1,029	-	377,186	(206,029)	272,277	(279,802)
Contract owners’ equity beginning of period	15,747,369	14,221,396	-	-	2,114,267	2,320,296	1,195,771	1,475,573
Contract owners’ equity end of period	$15,473,870	15,747,369	1,029	-	2,491,453	2,114,267	1,468,048	1,195,771
CHANGES IN UNITS:
Beginning units	948,129	864,884	-	-	103,876	109,863	72,070	78,317
Units purchased	286,463	383,555	96	-	5,789	6,071	6,135	4,765
Units redeemed	(337,905)	(300,310)	(1)	-	(15,641)	(12,058)	(7,424)	(11,012)
Ending units	896,687	948,129	95	-	94,024	103,876	70,781	72,070

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMMG1		NVMIG1		NVRE1		NVMMV2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(164,227)	(168,574)	24,980	19,050	88,494	94,784	346,288	114,623
Realized gain (loss) on investments	1,138,410	1,434,405	(56,991)	(32,472)	(89,756)	(561,759)	(219,465)	627,409
Change in unrealized gain (loss) on investments	399,357	(8,885,830)	779,550	(917,523)	1,868,127	161,127	471,130	(7,520,347)
Reinvested capital gains	7,883,957	5,697,209	229,133	280,772	-	-	3,594,488	3,832,855
Net increase (decrease) in contract owners’ equity resulting from operations	9,257,497	(1,922,790)	976,672	(650,173)	1,866,865	(305,848)	4,192,441	(2,945,460)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	703,092	763,148	113,354	129,976	188,985	198,829	461,513	499,303
Transfers between funds	(81,887)	(355,721)	(45,497)	(53,413)	(175,069)	(147,439)	(170,458)	(293,950)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,910,631)	(3,903,878)	(343,547)	(584,096)	(850,531)	(816,860)	(2,070,006)	(2,607,623)
Adjustments to maintain reserves	(4)	(55)	65	(9)	48	(28)	602	(56)
Net equity transactions	(3,289,430)	(3,496,506)	(275,625)	(507,542)	(836,567)	(765,498)	(1,778,349)	(2,402,326)
Net change in contract owners’ equity	5,968,067	(5,419,296)	701,047	(1,157,715)	1,030,298	(1,071,346)	2,414,092	(5,347,786)
Contract owners’ equity beginning of period	26,132,731	31,552,027	3,096,619	4,254,334	6,371,855	7,443,201	18,650,525	23,998,311
Contract owners’ equity end of period	$32,100,798	26,132,731	3,797,666	3,096,619	7,402,153	6,371,855	21,064,617	18,650,525
CHANGES IN UNITS:
Beginning units	1,357,608	1,519,236	316,864	361,678	410,004	457,730	918,465	1,021,315
Units purchased	67,901	75,334	23,271	18,454	19,770	20,072	38,597	41,633
Units redeemed	(204,807)	(236,962)	(46,804)	(63,268)	(63,935)	(67,798)	(115,505)	(144,483)
Ending units	1,220,702	1,357,608	293,331	316,864	365,839	410,004	841,557	918,465

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVNMO1		NVNSR1		NVAMV1		NVOLG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$20,370	5,117	414	178	133,665	61,571	848,486	188,456
Realized gain (loss) on investments	359,678	464,652	(2,574)	(469)	60,064	92,319	1,617,680	1,603,694
Change in unrealized gain (loss) on investments	1,877,245	(2,658,905)	18,184	(21,142)	575,750	(1,256,891)	1,038,304	(9,184,441)
Reinvested capital gains	1,160,749	1,495,440	12,783	13,695	693,359	454,899	18,363,877	6,618,214
Net increase (decrease) in contract owners’ equity resulting from operations	3,418,042	(693,696)	28,807	(7,738)	1,462,838	(648,102)	21,868,347	(774,077)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	338,326	355,606	1,045	1,092	149,044	157,294	1,607,059	1,954,374
Transfers between funds	(35,797)	(115,270)	(43)	-	(116,379)	(128,581)	(574,537)	(578,176)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,417,973)	(1,358,838)	(8,422)	(6,593)	(1,067,563)	(534,371)	(8,057,671)	(7,145,233)
Adjustments to maintain reserves	35	(73)	(12)	5	10	(10)	1,522	(89)
Net equity transactions	(1,115,409)	(1,118,575)	(7,432)	(5,496)	(1,034,888)	(505,668)	(7,023,627)	(5,769,124)
Net change in contract owners’ equity	2,302,633	(1,812,271)	21,375	(13,234)	427,950	(1,153,770)	14,844,720	(6,543,201)
Contract owners’ equity beginning of period	12,867,857	14,680,128	117,175	130,409	5,979,908	7,133,678	61,814,614	68,357,815
Contract owners’ equity end of period	$15,170,490	12,867,857	138,550	117,175	6,407,858	5,979,908	76,659,334	61,814,614
CHANGES IN UNITS:
Beginning units	699,926	756,649	6,057	6,327	225,213	242,343	1,933,534	2,100,265
Units purchased	30,041	32,878	59	334	7,165	8,907	83,097	108,852
Units redeemed	(82,832)	(89,601)	(404)	(604)	(41,489)	(26,037)	(266,237)	(275,583)
Ending units	647,135	699,926	5,712	6,057	190,889	225,213	1,750,394	1,933,534

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVTIV3		DTRTFB		TRF		EIF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$494	4,939	54	51	335,552	274,368	14,743	9,472
Realized gain (loss) on investments	(65,177)	(8,846)	2	-	2,970,844	2,277,771	14,649	29,406
Change in unrealized gain (loss) on investments	65,805	(70,882)	89	(33)	8,087,309	(2,691,364)	145,656	(169,447)
Reinvested capital gains	15,702	3,749	-	-	2,377,414	-	29,003	74,269
Net increase (decrease) in contract owners’ equity resulting from operations	16,824	(71,040)	145	18	13,771,119	(139,225)	204,051	(56,300)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,106	8,981	-	-	2,098,889	2,304,372	16,676	19,398
Transfers between funds	(248,013)	214,965	11,417	2,090	22,392	(139,254)	315,373	(15,165)
Surrenders (notes 2, 3, 4, 5 and 6)	(17,916)	(19,960)	(97)	(41)	(6,435,928)	(6,060,041)	(69,284)	(76,543)
Adjustments to maintain reserves	6	4	(5)	3	4,227	(134)	(60)	(9)
Net equity transactions	(261,817)	203,990	11,315	2,052	(4,310,420)	(3,895,057)	262,705	(72,319)
Net change in contract owners’ equity	(244,993)	132,950	11,460	2,070	9,460,699	(4,034,282)	466,756	(128,619)
Contract owners’ equity beginning of period	300,675	167,725	2,070	-	49,790,088	53,824,370	668,572	797,191
Contract owners’ equity end of period	$55,682	300,675	13,530	2,070	59,250,787	49,790,088	1,135,328	668,572
CHANGES IN UNITS:
Beginning units	19,639	9,211	204	-	619,619	671,385	21,230	23,350
Units purchased	377	11,655	1,063	208	47,139	56,694	9,530	1,175
Units redeemed	(16,732)	(1,227)	(10)	(4)	(96,155)	(108,460)	(2,350)	(3,295)
Ending units	3,284	19,639	1,257	204	570,603	619,619	28,410	21,230

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCGF		SCF		GEM		GIG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(8,051)	(9,507)	(66,769)	(83,130)	27,840	2,104	73,357	59,021
Realized gain (loss) on investments	(26,157)	(63,839)	158,765	407,655	12,171	75,532	(1,092)	31,213
Change in unrealized gain (loss) on investments	101,794	(346,437)	1,515,667	(6,420,940)	233,754	(382,032)	368,303	(684,856)
Reinvested capital gains	498,299	253,782	1,762,937	4,038,585	-	-	151,384	18,409
Net increase (decrease) in contract owners’ equity resulting from operations	565,885	(166,001)	3,370,600	(2,057,830)	273,765	(304,396)	591,952	(576,213)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	26,320	44,758	373,520	389,540	47,722	74,439	99,975	109,753
Transfers between funds	(118,065)	19,621	(236,579)	(190,801)	64,029	(352,616)	15,020	(50,855)
Surrenders (notes 2, 3, 4, 5 and 6)	(106,180)	(177,866)	(1,319,064)	(1,428,215)	(130,596)	(232,446)	(381,580)	(285,693)
Adjustments to maintain reserves	(7)	(2)	13,235	(8,032)	7	(28)	20	(16)
Net equity transactions	(197,932)	(113,489)	(1,168,888)	(1,237,508)	(18,838)	(510,651)	(266,565)	(226,811)
Net change in contract owners’ equity	367,953	(279,490)	2,201,712	(3,295,338)	254,927	(815,047)	325,387	(803,024)
Contract owners’ equity beginning of period	1,675,091	1,954,581	13,906,347	17,201,685	1,258,035	2,073,082	3,299,264	4,102,288
Contract owners’ equity end of period	$2,043,044	1,675,091	16,108,059	13,906,347	1,512,962	1,258,035	3,624,651	3,299,264
CHANGES IN UNITS:
Beginning units	112,229	120,593	199,293	214,361	50,732	68,842	203,895	215,863
Units purchased	2,317	10,022	8,297	8,749	4,870	3,852	10,446	9,868
Units redeemed	(13,473)	(18,386)	(23,093)	(23,817)	(5,780)	(21,962)	(25,401)	(21,836)
Ending units	101,073	112,229	184,497	199,293	49,822	50,732	188,940	203,895

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCVF		GVAGG2		GVAGR2		GVAGI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$18,035	11,228	3,051	(5,351)	(3,107)	(4,377)	5,966	4,018
Realized gain (loss) on investments	(407,981)	(167,688)	2,234	(1,853)	101,772	205,593	(5,194)	(12,435)
Change in unrealized gain (loss) on investments	(47,822)	(1,506,250)	384,727	(289,613)	176,871	(440,901)	94,077	(74,830)
Reinvested capital gains	1,060,043	818,847	164,242	104,201	360,143	227,972	66,040	64,769
Net increase (decrease) in contract owners’ equity resulting from operations	622,275	(843,863)	554,254	(192,616)	635,679	(11,713)	160,889	(18,478)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	104,089	102,887	32,352	35,957	41,010	43,319	11,680	14,560
Transfers between funds	(661,826)	(330,011)	22,161	153,158	145,776	(146,934)	413	(30,640)
Surrenders (notes 2, 3, 4, 5 and 6)	(373,317)	(404,192)	(119,482)	(255,446)	(248,809)	(206,356)	(59,077)	(91,093)
Adjustments to maintain reserves	59	(80)	(13)	13	(17)	(10)	(13)	2
Net equity transactions	(930,995)	(631,396)	(64,982)	(66,318)	(62,040)	(309,981)	(46,997)	(107,171)
Net change in contract owners’ equity	(308,720)	(1,475,259)	489,272	(258,934)	573,639	(321,694)	113,892	(125,649)
Contract owners’ equity beginning of period	3,637,893	5,113,152	1,667,398	1,926,332	2,131,372	2,453,066	667,703	793,352
Contract owners’ equity end of period	$3,329,173	3,637,893	2,156,670	1,667,398	2,705,011	2,131,372	781,595	667,703
CHANGES IN UNITS:
Beginning units	86,370	99,474	80,664	83,933	92,483	105,299	35,466	41,029
Units purchased	3,752	5,136	3,247	9,096	8,427	5,938	858	1,338
Units redeemed	(23,452)	(18,240)	(6,161)	(12,365)	(10,451)	(18,754)	(3,149)	(6,901)
Ending units	66,670	86,370	77,750	80,664	90,459	92,483	33,175	35,466

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVDIVI		NVSIX2		NVIX		GVIX2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$113,018	18,281	937	1,618	9,577	7,407	5,554	8,599
Realized gain (loss) on investments	(8,360)	(111)	(19,220)	12,387	4,697	1,295	1,231	(13,177)
Change in unrealized gain (loss) on investments	(53,185)	(102,960)	(25,446)	(83,141)	47,223	(55,207)	32,761	(51,776)
Reinvested capital gains	17,699	-	95,895	33,531	674	-	468	-
Net increase (decrease) in contract owners’ equity resulting from operations	69,172	(84,790)	52,166	(35,605)	62,171	(46,505)	40,014	(56,354)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,710	15,361	13,843	47,637	19,201	83,520	4,795	63,880
Transfers between funds	93,832	(13,214)	34,583	67,747	60,210	93,365	(4,016)	4,375
Surrenders (notes 2, 3, 4, 5 and 6)	(54,123)	(40,548)	(45,510)	(55,798)	(30,795)	(7,165)	(32,883)	(302,257)
Adjustments to maintain reserves	13	(5)	4	7	2	(5)	(1)	9
Net equity transactions	57,432	(38,406)	2,920	59,593	48,618	169,715	(32,105)	(233,993)
Net change in contract owners’ equity	126,604	(123,196)	55,086	23,988	110,789	123,210	7,909	(290,347)
Contract owners’ equity beginning of period	396,634	519,830	229,533	205,545	293,256	170,046	202,354	492,701
Contract owners’ equity end of period	$523,238	396,634	284,619	229,533	404,045	293,256	210,263	202,354
CHANGES IN UNITS:
Beginning units	22,078	23,893	15,324	12,110	30,337	15,087	20,801	43,094
Units purchased	6,493	1,651	3,132	6,791	7,438	15,909	605	1,158
Units redeemed	(3,443)	(3,466)	(3,176)	(3,577)	(3,284)	(659)	(3,515)	(23,451)
Ending units	25,128	22,078	15,280	15,324	34,491	30,337	17,891	20,801

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	MCIF		GVEX1		GVIDA		GVDMA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$43,680	48,034	55,210	41,736	27,885	56,556	81,791	58,750
Realized gain (loss) on investments	32,187	279,845	91,748	146,848	160,082	190,436	179,257	136,119
Change in unrealized gain (loss) on investments	267,407	(1,572,565)	625,582	(458,910)	229,421	(999,796)	238,724	(1,128,879)
Reinvested capital gains	906,890	569,772	150,024	113,663	168,995	366,842	497,993	510,783
Net increase (decrease) in contract owners’ equity resulting from operations	1,250,164	(674,914)	922,564	(156,663)	586,383	(385,962)	997,765	(423,227)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	86,105	74,401	93,156	215,433	63,942	102,627	200,526	152,538
Transfers between funds	208,124	(136,866)	(6,894)	133,620	(7,373)	23,287	(81)	(2,216)
Surrenders (notes 2, 3, 4, 5 and 6)	(586,876)	(936,124)	(286,551)	(232,378)	(2,646,905)	(471,279)	(532,671)	(555,453)
Adjustments to maintain reserves	22	23	-	-	(3)	(6)	(6)	(16)
Net equity transactions	(292,625)	(998,566)	(200,289)	116,675	(2,590,339)	(345,371)	(332,232)	(405,147)
Net change in contract owners’ equity	957,539	(1,673,480)	722,275	(39,988)	(2,003,956)	(731,333)	665,533	(828,374)
Contract owners’ equity beginning of period	5,008,687	6,682,167	3,135,923	3,175,911	4,035,598	4,766,931	4,785,512	5,613,886
Contract owners’ equity end of period	$5,966,226	5,008,687	3,858,198	3,135,923	2,031,642	4,035,598	5,451,045	4,785,512
CHANGES IN UNITS:
Beginning units	140,419	164,251	183,733	176,586	156,581	168,506	203,563	218,723
Units purchased	5,228	3,833	7,034	21,581	3,347	5,394	9,053	11,433
Units redeemed	(11,884)	(27,665)	(17,520)	(14,434)	(92,309)	(17,319)	(21,575)	(26,593)
Ending units	133,763	140,419	173,247	183,733	67,619	156,581	191,041	203,563

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIDM		GVDMC		GVIDC		GVAAA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$53,760	46,046	9,317	11,678	3,758	3,552	39,916	22,141
Realized gain (loss) on investments	55,794	39,525	(31,740)	(12,528)	875	(3,334)	56,053	67,071
Change in unrealized gain (loss) on investments	105,133	(562,290)	85,237	(99,665)	11,173	(11,858)	297,727	(437,685)
Reinvested capital gains	274,343	276,254	42,058	54,999	5,963	5,196	237,216	169,714
Net increase (decrease) in contract owners’ equity resulting from operations	489,030	(200,465)	104,872	(45,516)	21,769	(6,444)	630,912	(178,759)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	174,936	136,500	31,132	109,010	14,529	14,670	67,130	65,873
Transfers between funds	(13,474)	50,451	51,752	(103,172)	46,494	(24)	846,247	141,322
Surrenders (notes 2, 3, 4, 5 and 6)	(520,170)	(410,192)	(441,121)	(102,583)	(88,460)	(75,067)	(450,210)	(277,560)
Adjustments to maintain reserves	8	(22)	(11)	(18)	13	(6)	(12)	16
Net equity transactions	(358,700)	(223,263)	(358,248)	(96,763)	(27,424)	(60,427)	463,155	(70,349)
Net change in contract owners’ equity	130,330	(423,728)	(253,376)	(142,279)	(5,655)	(66,871)	1,094,067	(249,108)
Contract owners’ equity beginning of period	3,012,037	3,435,765	936,979	1,079,258	251,937	318,808	3,065,006	3,314,114
Contract owners’ equity end of period	$3,142,367	3,012,037	683,603	936,979	246,282	251,937	4,159,073	3,065,006
CHANGES IN UNITS:
Beginning units	138,713	148,608	50,180	55,080	15,456	19,082	163,892	167,513
Units purchased	10,378	12,006	5,770	2,546	4,973	1,002	38,940	12,781
Units redeemed	(26,368)	(21,901)	(23,833)	(7,446)	(6,672)	(4,628)	(17,766)	(16,402)
Ending units	122,723	138,713	32,117	50,180	13,757	15,456	185,066	163,892

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCRA1		NVCMA1		NVCCA1		NVCMD1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,660	4,342	17,540	11,483	15,701	10,490	23,815	18,780
Realized gain (loss) on investments	(7,409)	(852)	(10,984)	(5,924)	(6,923)	(4,031)	(1,842)	3,668
Change in unrealized gain (loss) on investments	40,193	(45,973)	61,125	(119,511)	44,793	(92,943)	73,339	(161,143)
Reinvested capital gains	22,082	6,017	71,884	42,232	59,989	31,059	75,850	54,554
Net increase (decrease) in contract owners’ equity resulting from operations	61,526	(36,466)	139,565	(71,720)	113,560	(55,425)	171,162	(84,141)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	13,615	13,904	26,142	32,128	17,066	20,590	27,192	22,785
Transfers between funds	6,566	26,520	7,524	-	-	4,099	(14,254)	79,069
Surrenders (notes 2, 3, 4, 5 and 6)	(47,742)	(16,365)	(54,747)	(77,622)	(37,635)	(21,714)	(146,087)	(102,747)
Adjustments to maintain reserves	18	(13)	6	(22)	(3)	3	31	(18)
Net equity transactions	(27,543)	24,046	(21,075)	(45,516)	(20,572)	2,978	(133,118)	(911)
Net change in contract owners’ equity	33,983	(12,420)	118,490	(117,236)	92,988	(52,447)	38,044	(85,052)
Contract owners’ equity beginning of period	276,827	289,247	653,476	770,712	590,018	642,465	1,015,136	1,100,188
Contract owners’ equity end of period	$310,810	276,827	771,966	653,476	683,006	590,018	1,053,180	1,015,136
CHANGES IN UNITS:
Beginning units	18,277	16,962	43,138	45,884	38,911	38,759	67,746	67,973
Units purchased	1,333	2,483	2,272	2,255	1,369	2,579	2,945	9,047
Units redeemed	(2,974)	(1,168)	(3,531)	(5,001)	(2,614)	(2,427)	(11,063)	(9,274)
Ending units	16,636	18,277	41,879	43,138	37,666	38,911	59,628	67,746

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCRB1		NVCMC1		NVCCN1		NVDBL2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$9,461	7,569	3,018	4,596	1,583	1,673	9,367	10,821
Realized gain (loss) on investments	116	1,144	(20,993)	(2,476)	(317)	(123)	(8,731)	2,838
Change in unrealized gain (loss) on investments	23,948	(57,633)	25,517	(27,543)	5,124	(3,395)	41,634	(78,192)
Reinvested capital gains	27,320	21,448	6,657	10,278	1,467	265	26,284	27,873
Net increase (decrease) in contract owners’ equity resulting from operations	60,845	(27,472)	14,199	(15,145)	7,857	(1,580)	68,554	(36,660)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,244	6,516	6,638	8,871	4,186	4,740	3,095	3,143
Transfers between funds	35	98	(110,465)	158,214	16	40,710	(115,843)	165,260
Surrenders (notes 2, 3, 4, 5 and 6)	(19,438)	(21,474)	(13,571)	(57,529)	(24,298)	(10,199)	(101,113)	(16,329)
Adjustments to maintain reserves	14	14	(15)	11	(5)	(1)	7	(18)
Net equity transactions	(13,145)	(14,846)	(117,413)	109,567	(20,101)	35,250	(213,854)	152,056
Net change in contract owners’ equity	47,700	(42,318)	(103,214)	94,422	(12,244)	33,670	(145,300)	115,396
Contract owners’ equity beginning of period	392,621	434,939	240,373	145,951	81,243	47,573	630,933	515,537
Contract owners’ equity end of period	$440,321	392,621	137,159	240,373	68,999	81,243	485,633	630,933
CHANGES IN UNITS:
Beginning units	26,870	27,823	16,805	9,549	5,932	3,451	34,602	26,678
Units purchased	450	490	1,309	12,156	539	3,417	167	8,808
Units redeemed	(1,275)	(1,443)	(9,661)	(4,900)	(1,937)	(936)	(11,841)	(884)
Ending units	26,045	26,870	8,453	16,805	4,534	5,932	22,928	34,602

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVDCA2		NVLMP		NVLCAP		NCPGI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,911	1,520	3,335	2,928	1,997	2,549	1	-
Realized gain (loss) on investments	316	745	(138)	1,617	1,583	4,358	-	-
Change in unrealized gain (loss) on investments	11,102	(20,098)	31,813	(37,005)	23,467	(32,435)	1	(1)
Reinvested capital gains	9,806	8,414	5,112	9,645	3,132	6,988	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	23,135	(9,419)	40,122	(22,815)	30,179	(18,540)	2	(1)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,725	3,780	559	2,403	1,012	3,462	24	12
Transfers between funds	(6,369)	19,410	-	130,573	(964)	55,039	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(13,132)	(10,836)	(5,100)	(5,092)	(16,141)	(23,395)	(2)	-
Adjustments to maintain reserves	(13)	16	(7)	(6)	3	7	1	-
Net equity transactions	(15,789)	12,370	(4,548)	127,878	(16,090)	35,113	23	12
Net change in contract owners’ equity	7,346	2,951	35,574	105,063	14,089	16,573	25	11
Contract owners’ equity beginning of period	123,910	120,959	236,167	131,104	163,134	146,561	11	-
Contract owners’ equity end of period	$131,256	123,910	271,741	236,167	177,223	163,134	36	11
CHANGES IN UNITS:
Beginning units	5,950	5,406	18,776	9,568	12,365	9,953	1	-
Units purchased	234	1,514	40	9,582	104	4,869	2	1
Units redeemed	(894)	(970)	(370)	(374)	(1,209)	(2,457)	-	-
Ending units	5,290	5,950	18,446	18,776	11,260	12,365	3	1

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IDPG		AMTB		AMINS		AMCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$10	11	22,973	18,990	35	36	(5,965)	(6,579)
Realized gain (loss) on investments	(18)	(12)	(3,762)	(14,813)	68	68	12,636	27,446
Change in unrealized gain (loss) on investments	79	(123)	28,679	4,544	4,313	(4,091)	330,325	(246,677)
Reinvested capital gains	14	42	-	-	935	-	122,054	125,919
Net increase (decrease) in contract owners’ equity resulting from operations	85	(82)	47,890	8,721	5,351	(3,987)	459,050	(99,891)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	57,188	56,220	-	-	12,937	14,623
Transfers between funds	-	853	11,684	(34,797)	-	-	(381)	(10,428)
Surrenders (notes 2, 3, 4, 5 and 6)	(143)	(134)	(151,828)	(279,545)	(346)	(328)	(52,004)	(161,766)
Adjustments to maintain reserves	9	(4)	(4)	8	6	(11)	28	10
Net equity transactions	(134)	715	(82,960)	(258,114)	(340)	(339)	(39,420)	(157,561)
Net change in contract owners’ equity	(49)	633	(35,070)	(249,393)	5,011	(4,326)	419,630	(257,452)
Contract owners’ equity beginning of period	633	-	1,524,946	1,774,339	19,458	23,784	1,437,261	1,694,713
Contract owners’ equity end of period	$584	633	1,489,876	1,524,946	24,469	19,458	1,856,891	1,437,261
CHANGES IN UNITS:
Beginning units	56	-	73,670	86,654	1,190	1,208	123,627	136,015
Units purchased	-	67	4,761	6,774	-	-	2,492	3,160
Units redeemed	(11)	(11)	(8,451)	(19,758)	(18)	(18)	(5,390)	(15,548)
Ending units	45	56	69,980	73,670	1,172	1,190	120,729	123,627

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	AMMCGS		AMRS		AMSRS		NOTB3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(569)	(617)	29	42	8,803	(188)	170	115
Realized gain (loss) on investments	2,230	3,154	1,116	1,372	149,189	20,628	(12)	5
Change in unrealized gain (loss) on investments	18,654	(17,097)	(246)	(4,756)	69,272	(104,049)	887	(1,370)
Reinvested capital gains	7,954	8,389	1,298	725	228,223	40,276	296	546
Net increase (decrease) in contract owners’ equity resulting from operations	28,269	(6,171)	2,197	(2,617)	455,487	(43,333)	1,341	(704)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,584	3,041	-	-	48,387	4,562	-	-
Transfers between funds	(5,705)	(2,424)	-	-	3,379,596	(7,927)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(7,731)	(6,841)	(4,135)	(3,719)	(525,490)	(38,663)	(427)	(404)
Adjustments to maintain reserves	(30)	10	12	(14)	(83)	(12)	(8)	6
Net equity transactions	(11,882)	(6,214)	(4,123)	(3,733)	2,902,410	(42,040)	(435)	(398)
Net change in contract owners’ equity	16,387	(12,385)	(1,926)	(6,350)	3,357,897	(85,373)	906	(1,102)
Contract owners’ equity beginning of period	93,237	105,622	14,345	20,695	659,471	744,844	9,806	10,908
Contract owners’ equity end of period	$109,624	93,237	12,419	14,345	4,017,368	659,471	10,712	9,806
CHANGES IN UNITS:
Beginning units	2,399	2,541	620	756	19,949	21,146	903	938
Units purchased	174	401	-	-	140,231	461	-	-
Units redeemed	(439)	(543)	(159)	(136)	(15,082)	(1,658)	(37)	(35)
Ending units	2,134	2,399	461	620	145,098	19,949	866	903

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NOTG3		NOTMG3		PMVAAA		PMVRSA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$31	21	1	-	5,176	5,739	361	353
Realized gain (loss) on investments	7	12	-	-	1,142	31,824	(2,455)	(584)
Change in unrealized gain (loss) on investments	158	(361)	2	-	16,249	(45,523)	3,359	(3,094)
Reinvested capital gains	150	119	1	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	346	(209)	4	-	22,567	(7,960)	1,265	(3,325)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	24	12	24	12	9,461	10,223	194	10,131
Transfers between funds	-	239	-	-	(5,867)	(297,215)	(7,762)	(3,763)
Surrenders (notes 2, 3, 4, 5 and 6)	(158)	(150)	(2)	-	(14,535)	(16,677)	(9,853)	(610)
Adjustments to maintain reserves	(9)	3	1	(1)	-	4	5	(2)
Net equity transactions	(143)	104	23	11	(10,941)	(303,665)	(17,416)	5,756
Net change in contract owners’ equity	203	(105)	27	11	11,626	(311,625)	(16,151)	2,431
Contract owners’ equity beginning of period	2,176	2,281	11	-	199,752	511,377	18,630	16,199
Contract owners’ equity end of period	$2,379	2,176	38	11	211,378	199,752	2,479	18,630
CHANGES IN UNITS:
Beginning units	197	188	1	-	17,324	41,753	3,421	2,541
Units purchased	2	23	2	1	1,299	1,581	67	979
Units redeemed	(13)	(14)	-	-	(2,157)	(26,010)	(3,077)	(99)
Ending units	186	197	3	1	16,466	17,324	411	3,421

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVFBA		PMVLDA		PMVTRA		PVEIB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,941	10,354	27,295	17,988	15,414	13,700	5,004	(60)
Realized gain (loss) on investments	(18,204)	(4,626)	(11,385)	(15,468)	(5,497)	(7,475)	494	832
Change in unrealized gain (loss) on investments	24,428	(19,387)	22,212	(3,163)	40,195	(21,724)	57,628	(43,731)
Reinvested capital gains	-	3,059	-	-	-	7,948	29,380	8,291
Net increase (decrease) in contract owners’ equity resulting from operations	9,165	(10,600)	38,122	(643)	50,112	(7,551)	92,506	(34,668)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,555	8,436	29,317	106,890	10,458	13,952	167,665	73,846
Transfers between funds	(15,223)	10,024	447,073	(56,338)	(211,848)	31,693	18,882	102,728
Surrenders (notes 2, 3, 4, 5 and 6)	(33,976)	(40,025)	(179,471)	(177,426)	(75,815)	(96,087)	(163,684)	(13,150)
Adjustments to maintain reserves	8	(8)	(6)	(61)	31	(36)	8	(5)
Net equity transactions	(41,636)	(21,573)	296,913	(126,935)	(277,174)	(50,478)	22,871	163,419
Net change in contract owners’ equity	(32,471)	(32,173)	335,035	(127,578)	(227,062)	(58,029)	115,377	128,751
Contract owners’ equity beginning of period	191,070	223,243	1,110,380	1,237,958	662,153	720,182	301,735	172,984
Contract owners’ equity end of period	$158,599	191,070	1,445,415	1,110,380	435,091	662,153	417,112	301,735
CHANGES IN UNITS:
Beginning units	15,258	17,035	88,451	98,910	56,482	60,793	29,273	15,278
Units purchased	1,427	1,652	33,122	6,896	2,292	2,860	3,950	15,440
Units redeemed	(4,791)	(3,429)	(10,111)	(17,355)	(24,345)	(7,171)	(2,038)	(1,445)
Ending units	11,894	15,258	111,462	88,451	34,429	56,482	31,185	29,273

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PVGOB		PVTIGB		TRHS2		TRLT2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(4,201)	(4,030)	1,878	2,130	(23,660)	(24,191)	609	194
Realized gain (loss) on investments	17,182	15,212	3,797	9,603	176,801	(4,990)	2	(793)
Change in unrealized gain (loss) on investments	195,486	(76,980)	39,474	(56,708)	806,192	(273,255)	420	490
Reinvested capital gains	167,471	37,205	365	-	213,113	289,738	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	375,938	(28,593)	45,514	(44,975)	1,172,446	(12,698)	1,031	(109)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	127,229	24,801	5,403	6,271	118,303	178,257	-	-
Transfers between funds	155,700	381,759	(4,075)	(2,514)	(183,184)	169,766	32,598	(6,730)
Surrenders (notes 2, 3, 4, 5 and 6)	(98,601)	(37,867)	(36,268)	(24,778)	(758,088)	(780,363)	(119)	(58,072)
Adjustments to maintain reserves	13	4	(28)	(12)	(27)	(1)	3	2
Net equity transactions	184,341	368,697	(34,968)	(21,033)	(822,996)	(432,341)	32,482	(64,800)
Net change in contract owners’ equity	560,279	340,104	10,546	(66,008)	349,450	(445,039)	33,513	(64,909)
Contract owners’ equity beginning of period	918,121	578,017	208,620	274,628	4,519,011	4,964,050	9,553	74,462
Contract owners’ equity end of period	$1,478,400	918,121	219,166	208,620	4,868,461	4,519,011	43,066	9,553
CHANGES IN UNITS:
Beginning units	68,268	43,778	10,466	11,093	120,523	132,486	720	5,664
Units purchased	16,083	27,812	872	808	8,058	12,810	2,406	-
Units redeemed	(3,701)	(3,322)	(2,509)	(1,435)	(27,311)	(24,773)	(8)	(4,944)
Ending units	80,650	68,268	8,829	10,466	101,270	120,523	3,118	720

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VWBF		VWEM		VWHA		VRVDRI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,328)	70,212	(438)	(8,001)	(12,708)	(17,131)	566	-
Realized gain (loss) on investments	(18,583)	(170,808)	39,426	87,451	(359,399)	(148,647)	(2,203)	-
Change in unrealized gain (loss) on investments	98,275	42,483	705,269	(1,085,335)	636,281	(803,433)	(1,402)	-
Reinvested capital gains	-	-	77,423	-	-	-	3,668	-
Net increase (decrease) in contract owners’ equity resulting from operations	78,364	(58,113)	821,680	(1,005,885)	264,174	(969,211)	629	-
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	33,582	38,767	83,024	174,457	129,697	168,495	-	-
Transfers between funds	2,288	(1,617)	(189,583)	(519,624)	9,533	(113,821)	22,547	-
Surrenders (notes 2, 3, 4, 5 and 6)	(59,029)	(367,407)	(303,714)	(464,531)	(396,177)	(194,530)	(109)	-
Adjustments to maintain reserves	(20)	(24)	(23)	86	961	(3,333)	(5)	-
Net equity transactions	(23,179)	(330,281)	(410,296)	(809,612)	(255,986)	(143,189)	22,433	-
Net change in contract owners’ equity	55,185	(388,394)	411,384	(1,815,497)	8,188	(1,112,400)	23,062	-
Contract owners’ equity beginning of period	659,253	1,047,647	2,857,721	4,673,218	2,439,121	3,551,521	-	-
Contract owners’ equity end of period	$714,438	659,253	3,269,105	2,857,721	2,447,309	2,439,121	23,062	-
CHANGES IN UNITS:
Beginning units	26,103	42,277	97,443	121,240	86,375	89,572	-	-
Units purchased	3,027	2,349	4,081	6,136	11,848	9,999	2,133	-
Units redeemed	(4,317)	(18,523)	(15,795)	(29,933)	(21,149)	(13,196)	(11)	-
Ending units	24,813	26,103	85,729	97,443	77,074	86,375	2,122	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SVDF		SVOF		WFVSCG		AMGP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(4,912)	(4,833)	(5,586)	(7,753)	(2,642)	(2,783)	85	(306)
Realized gain (loss) on investments	29,095	(174)	47,926	125,687	(32,366)	49,675	(35,983)	(2,163)
Change in unrealized gain (loss) on investments	88,233	(119,691)	144,958	(338,956)	73,363	(167,475)	20,826	(13,433)
Reinvested capital gains	71,957	79,969	143,727	126,648	76,837	59,567	30,544	8,720
Net increase (decrease) in contract owners’ equity resulting from operations	184,373	(44,729)	331,025	(94,374)	115,192	(61,016)	15,472	(7,182)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,794	6,769	7,376	7,116	10,126	9,567	-	-
Transfers between funds	(47,336)	8,134	(2,798)	348	(151,823)	264,246	(94,970)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(7,501)	(103,568)	(49,962)	(202,537)	(71,823)	(44,919)	(1,118)	(4,249)
Adjustments to maintain reserves	(1,566)	(69)	4,716	(1,252)	20	(39)	(50)	(25)
Net equity transactions	(51,609)	(88,734)	(40,668)	(196,325)	(213,500)	228,855	(96,138)	(4,274)
Net change in contract owners’ equity	132,764	(133,463)	290,357	(290,699)	(98,308)	167,839	(80,666)	(11,456)
Contract owners’ equity beginning of period	540,623	674,086	1,123,712	1,414,411	513,659	345,820	80,666	92,122
Contract owners’ equity end of period	$673,387	540,623	1,414,069	1,123,712	415,351	513,659	-	80,666
CHANGES IN UNITS:
Beginning units	11,734	13,560	34,304	40,924	15,955	10,835	3,436	3,583
Units purchased	350	563	118	240	429	6,966	1	36
Units redeemed	(1,603)	(2,389)	(1,342)	(6,860)	(5,994)	(1,846)	(3,437)	(183)
Ending units	10,481	11,734	33,080	34,304	10,390	15,955	-	3,436

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	AMTP		FVCA2P
	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$60,988	33,154	-	4,172
Realized gain (loss) on investments	(17,772)	221,707	-	(22,776)
Change in unrealized gain (loss) on investments	(375,275)	(654,866)	-	18,055
Reinvested capital gains	685,906	354,901	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	353,847	(45,104)	-	(549)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	8,373	58,207	-	2,546
Transfers between funds	(3,231,657)	(358,012)	-	(125,849)
Surrenders (notes 2, 3, 4, 5 and 6)	(109,834)	(36,215)	-	(3,472)
Adjustments to maintain reserves	(3,351)	(54)	-	3
Net equity transactions	(3,336,469)	(336,074)	-	(126,772)
Net change in contract owners’ equity	(2,982,622)	(381,178)	-	(127,321)
Contract owners’ equity beginning of period	2,982,622	3,363,800	-	127,321
Contract owners’ equity end of period	$-	2,982,622	-	-
CHANGES IN UNITS:
Beginning units	77,338	86,533	-	7,176
Units purchased	232	1,969	-	245
Units redeemed	(77,570)	(11,164)	-	(7,421)
Ending units	-	77,338	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)*
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
BLACKROCK FUNDS
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
DIMENSIONAL FUND ADVISORS INC.
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
DWS INVESTMENT MANAGEMENT AMERICAS, INC.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class (FGOP)*
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)*
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)*
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)*
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Cavalier Growth Opportunities Fund - Institutional Class (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)*
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)*
NEUBERGER & BERMAN MANAGEMENT, INC.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
PIMCO FUNDS
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2019, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended
December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31,
2018 or from January 1, 2018 to the liquidation date:

	Inception Date	Liquidation Date
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)	8/17/2018
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)	7/10/2018
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)	8/5/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	1/2/2020
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	7/29/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	8/26/2019
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	7/24/2018
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)	7/5/2019
Federated Insurance Series - Federated Managed Tail Risk Fund II: Primary Shares (FVCA2P)		8/17/2018
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHYI	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I	5/1/2019
DVSCS	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	6/3/2019
DSIF	BNY Mellon Stock Index Fund, Inc.: Initial Shares	Dreyfus Stock Index Fund, Inc.: Initial Shares	6/3/2019
DSRG	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	6/3/2019
DCAP	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	6/3/2019
DSC	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	6/3/2019
DGI	BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares	6/3/2019
DFVIPS	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class	Dimensional - VIT Inflation-Protected Securities Portfolio	5/1/2019
DFVGMI	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class	Dimensional - DFA VA Global Moderate Allocation Portfolio	5/1/2019
FTVFA1	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 1	5/1/2019
FTVFA2	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	5/1/2019
OVMS	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares	5/28/2019
OVGR	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	5/28/2019
OVB	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares	5/28/2019
OVGS	Invesco Oppenheimer V.I. Global Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	5/28/2019
OVIG	Invesco Oppenheimer V.I. International Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares	5/28/2019
OVGI	Invesco Oppenheimer V.I. Main Street Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	5/28/2019
OVSC	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	5/28/2019
OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares	5/28/2019
OVSB	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares	5/28/2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(f) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(g) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(h) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge (includes any Administrative Expense and Premium Expense Charges) - assessed through a surrender of units	Equal, on an annual basis, to 0.50% - 1.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 9.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a surrender of units	$7.50 - $80 per policy, per month; in some products .25% - ..40% of the subaccount assets
Increase Charge	$0.17 per $1,000 of specified amount increase
Surrender Charge - assessed through a surrender of units	$0.00 - $27.94 per $1,000 of a policy’s specified amount; in single premium policies 0.0% - 10% - of the premium surrendered
Policy Loan Interest Charge - assessed through a surrender of units	6% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $5.73 per $1,000 of the rider’s net amount risk
Guaranteed Minimum Death Benefit Rider	$0.01 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Base Insured Term Rider Charge	$0.02 - $83.34 per $1,000 of the rider’s death benefit
Estate Protection Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy specified amount

For the periods ended December 31, 2019 and 2018, total front-end sales charge deductions were $1,060,388 and $1,145,101, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For last survivor flexible premium policies issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium policies issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium policies issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment policies, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life policies, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides mortality and expense risk charges by policy type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2019:

	Total	ALVGIA	ALVDAA	ALVSVA	ACVB	ACVCA	ACVIG	ACVIP2
Variable Executive Life	$12,535	-	-	-	-	-	-	84
Multiple Payment	2,193	-	-	-	-	93	-	-
Single Premium issue prior to April 16 1990	2,727	-	-	-	-	295	-	-
Flexible Premium VUL	2,827,125	1,872	2	4,057	16,248	117	6,751	3,875
Single Premium issue after to April 16 1990	325,689	-	-	-	19,727	9,130	773	-
Totals	$3,170,269	$1,872	$2	$4,057	$35,975	$9,635	$7,524	$3,959

	ACVI	ACVMV1	ACVU1	BRVHYI	MLVGA2	DVSCS	DSIF	DSRG
Variable Executive Life	$-	-	-	-	31	-	467	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	149	10,565	-	845	9,208	8,509	196,896	39,028
Single Premium issue after to April 16 1990	872	-	8,913	-	-	5,347	22,216	1,557
Totals	$1,021	$10,565	$8,913	$845	$9,239	$13,856	$219,579	$40,585

	DCAP	DSC	DGI	DWVSVS	DFVIPS	DFVGMI	DSGIBA	FVU2
Variable Executive Life	$-	-	6	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	16,142	1,695	6,355	1,786	1,161	138	1,640	297
Single Premium issue after to April 16 1990	3,218	-	475	-	-	-	-	-
Totals	$19,360	$1,695	$6,836	$1,786	$1,161	$138	$1,640	$297

	FQB	FEMS	FEIP	FHIP	FRESS	FAMP	FCP	FCS
Variable Executive Life	$-	-	1,644	157	-	2	-	-
Multiple Payment	-	-	338	85	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	179	-	-	335	-	-
Flexible Premium VUL	3,217	817	170,749	35,743	188	40,324	2	16
Single Premium issue after to April 16 1990	2,736	-	18,525	1,806	-	14,218	-	-
Totals	$5,953	$817	$191,435	$37,791	$188	$54,879	$2	$16

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FNRS2	FF10S	FF20S	FF30S	FGP	FIGBS	FMCS	FOP
Variable Executive Life	$-	-	-	-	2,981	26	-	4
Multiple Payment	-	-	-	-	1,368	-	-	58
Single Premium issue prior to April 16 1990	-	-	-	-	1,343	-	-	-
Flexible Premium VUL	5,315	2,051	5,351	6,753	332,743	9,121	29,637	13,948
Single Premium issue after to April 16 1990	-	-	-	-	52,549	-	-	5,089
Totals	$5,315	$2,051	$5,351	$6,753	$390,984	$9,147	$29,637	$19,099

	FOS	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM2	TIF	TIF2
Variable Executive Life	$69	-	32	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	20,624	2,723	6,529	19,080	11,264	3,350	211	4,815
Single Premium issue after to April 16 1990	-	1,011	-	-	-	-	-	-
Totals	$20,693	$3,734	$6,561	$19,080	$11,264	$3,350	$211	$4,815

	FTVGI2	FTVFA2	GVGMNS	RVARS	ACEG	AVMCCI	IVKMG1	IVBRA1
Variable Executive Life	$80	-	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	9,143	1,089	235	274	933	15	1,290	1,583
Single Premium issue after to April 16 1990	-	-	-	-	-	-	-	-
Totals	$9,223	$1,089	$235	$274	$933	$15	$1,290	$1,583

	OVMS	OVB	OVGS	OVIG	OVGI	OVSC	OVAG	OVSB
Variable Executive Life	$4	-	1,321	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	23,248	12,061	94,784	1,023	5,812	5,210	6,045	777
Single Premium issue after to April 16 1990	2,868	2,501	9,917	-	146	-	1,849	-
Totals	$26,120	$14,562	$106,022	$1,023	$5,958	$5,210	$7,894	$777

	WRASP	WRHIP	WRMCG	JAEI	JABS	JACAS	JAGTS	JAIGS
Variable Executive Life	$-	-	-	-	-	-	58	5
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	6,492	3,874	2,878	1,680	10,667	17,269	15,925	10,543
Single Premium issue after to April 16 1990	-	-	-	-	-	5,122	5,454	1,157
Totals	$6,492	$3,874	$2,878	$1,680	$10,667	$22,391	$21,437	$11,705

	LOVTRC	MV2IGI	MNDIC	MVFIC	MSVFI	MSEM	MSVRE	NVFIII
Variable Executive Life	-	-	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	$801	1,132	1,515	15,334	1,500	3,040	4	57
Single Premium issue after to April 16 1990	-	-	-	-	-	70	4,746	-
Totals	$801	$1,132	$1,515	$15,334	$1,500	$3,110	$4,750	$57

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GBF	MSBF	HIBF	GVABD2	NVLCP1	NVCBD1	NVSTB2	NVBX
Variable Executive Life	-	-	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	$19,938	5,849	3,518	2,344	647	1,759	568	1,792
Single Premium issue after to April 16 1990	4,462	2,496	-	-	-	2,169	-	-
Totals	$24,400	$8,345	$3,518	$2,344	$647	$3,928	$568	$1,792

	SAM	NVGEII	NVMLG1	NVMLV1	NVMMG1	NVMIG1	NVRE1	NVMMV2
Variable Executive Life	$453	-	-	-	273	-	223	-
Multiple Payment	34	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	50,903	1	10,206	5,855	162,928	17,309	35,392	106,033
Single Premium issue after to April 16 1990	19,095	-	397	285	1,026	1,850	195	2,020
Totals	$70,485	$1	$10,603	$6,140	$164,227	$19,159	$35,810	$108,053

	NVNMO1	NVNSR1	NVAMV1	NVOLG1	NVTIV3	DTRTFB	TRF	EIF
Variable Executive Life	$295	-	-	796	-	-	1,566	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	70,920	645	26,826	330,050	1,124	12	300,346	4,145
Single Premium issue after to April 16 1990	522	-	4,514	24,185	-	-	8,489	-
Totals	$71,737	$645	$31,340	$355,031	$1,124	$12	$310,401	$4,145

	SCGF	SCF	GEM	GIG	SCVF	GVAGG2	GVAGR2	GVAGI2
Variable Executive Life	$-	1,632	-	30	-	-	12	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	7,854	73,171	5,997	16,239	16,206	9,496	11,894	3,610
Single Premium issue after to April 16 1990	197	3,120	583	139	1,625	-	-	-
Totals	$8,051	$77,923	$6,580	$16,408	$17,831	$9,496	$11,906	$3,610

	GVDIVI	NVSIX2	NVIX	GVIX2	MCIF	GVEX1	GVIDA	GVDMA
Variable Executive Life	$-	-	-	-	-	-	-	132
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	1,963	1,344	1,690	1,097	25,234	18,081	10,319	21,955
Single Premium issue after to April 16 1990	-	-	-	-	5,765	-	195	4,294
Totals	$1,963	$1,344	$1,690	$1,097	$30,999	$18,081	$10,514	$26,381

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA1	NVCMA1	NVCCA1	NVCMD1
Variable Executive Life	-	-	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	$11,600	3,066	783	16,992	1,667	3,918	3,437	4,949
Single Premium issue after to April 16 1990	910	3,088	841	-	-	-	-	-
Totals	$12,510	$6,154	$1,624	$16,992	$1,667	$3,918	$3,437	$4,949

	NVCRB1	NVCMC1	NVCCN1	NVDBL2	NVDCA2	NVLMP	NVLCAP	IDPG
Variable Executive Life	-	-	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	$2,172	613	231	956	752	1,289	846	4
Single Premium issue after to April 16 1990	-	-	-	-	-	-	-	-
Totals	$2,172	$613	$231	$956	$752	$1,289	$846	$4

	AMTB	AMCG	AMMCGS	AMSRS	NOTB3	NOTG3	PMVAAA	PMVRSA
Variable Executive Life	$52	-	33	-	-	-	-	-
Multiple Payment	-	199	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	289	-	-	-	-	-	-
Flexible Premium VUL	4,592	-	536	3,405	51	11	1,076	53
Single Premium issue after to April 16 1990	1,937	5,477	-	4,925	-	-	-	-
Totals	$6,581	$5,965	$569	$8,330	$51	$11	$1,076	$53

	PMVFBA	PMVLDA	PMVTRA	PVEIB	PVGOB	PVTIGB	TRHS2	VWBF
Variable Executive Life	$-	-	-	-	-	-	-	39
Multiple Payment	-	-	-	-	-	-	-	18
Single Premium issue prior to April 16 1990	-	-	-	-	-	-	-	-
Flexible Premium VUL	978	3,794	3,106	1,871	5,855	965	23,660	2,963
Single Premium issue after to April 16 1990	-	-	-	-	-	-	-	901
Totals	$978	$3,794	$3,106	$1,871	$5,855	$965	$23,660	$3,921

	VWEM	VWHA	VRVDRI	SVDF	SVOF	WFVSCG	AMGP	CAF
Variable Executive Life	$18	10	-	-	-	-	-	-
Multiple Payment	-	-	-	-	-	-	-	-
Single Premium issue prior to April 16 1990	-	-	-	-	286	-	-	-
Flexible Premium VUL	13,897	10,761	75	-	141	2,642	-	18
Single Premium issue after to April 16 1990	2,143	1,937	-	4,912	8,766	-	237	-
Totals	$16,058	$12,708	$75	$4,912	$9,193	$2,642	$237	$18
(4) Death Benefits

Death	benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to 90.00% (50% during first year of single and modified single premium policies) of a policy’s cash surrender value. For single premium policies issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium policies issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium policies, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $20,138,406 and $29,179,882, respectively, and total transfers from the Separate Account to the fixed account were $14,602,694 and $17,669,861, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$653,108,553	$-	$-	$653,108,553

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)	$92,206	$48,727
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	153	43
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	150,824	154,071
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)	433,459	598,791
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)	385,724	356,038
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)	319,927	148,614
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	84,033	532,963
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	28,325	19,101
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	299,246	428,152
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)	298,207	203,279
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)	148,575	9,490
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)	107,945	209,674
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)	396,463	1,155,636
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)	3,283,832	5,024,440
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)	390,895	514,331
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	718,518	482,481
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	93,562	41,346
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)	207,594	232,549
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)	63,734	34,128
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)	5,212	3,525
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)	1,205	687
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)	427,806	13,601
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)	6,989	2,807
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)	291,263	343,011
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)	59,092	17,361
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	3,435,891	3,200,251
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)	674,167	752,947
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)	73,955	30,997
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	816,595	982,686
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)	22,472	22,183
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)	25,665	154
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	106,498	190,804
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)	35,376	44,946
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	192,301	240,781
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	118,127	155,768
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)	5,761,916	5,408,193
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)	296,723	255,422
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)	754,321	871,411
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)	226,008	383,195
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)	573,170	281,867
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)	85,999	45,373
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)	126,251	93,269
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)	769,512	633,627
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)	442,814	481,170
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)	60,563	111,108
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)	1,392	13,229
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)	102,444	453,553
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)	227,724	341,827
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)	30,995	31,748
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)	3,630	2,225

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)	23,349	6,818
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)	33,303	18,706
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)	1,590	346
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	278	182
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	53,755	44,775
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	38,099	47,881
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)	279,105	466,173
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)	300,685	315,886
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)	3,373,159	2,502,504
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)	17,754	50,019
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)	258,559	251,338
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)	138,796	160,344
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	340,934	317,211
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)	11,625	16,419
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)	109,709	225,249
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)	115,865	690,472
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)	293,343	314,039
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)	147,000	122,502
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	545,676	1,623,359
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	639,281	738,897
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)	1,929,840	1,560,001
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	124,955	214,997
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)	17,343	10,027
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)	243,170	44,750
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)	336,820	214,969
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)	306,247	267,826
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)	52,297	104,513
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)	43,536	84,228
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)	60,583	88,683
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	30,849	1,114
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)	298,227	595,761
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)	662,115	263,755
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)	180,344	141,359
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)	61,731	79,654
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)	141,886	164,918
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)	314,539	361,559
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	5,223	35,702
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	156,879	34,398
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)	6,663,337	6,927,033
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	934	7
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	510,273	347,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	493,215	119,044
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	8,042,922	3,612,618
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)	339,006	360,533
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)	326,382	1,074,503
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	4,143,518	1,981,692
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	1,346,187	1,280,512
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)	16,719	10,943
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)	898,657	1,106,532
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)	19,766,372	7,579,358
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	20,559	266,186
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	11,482	109
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)	3,337,035	4,938,717
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)	383,025	76,514
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	568,420	276,096
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)	2,023,484	1,509,440

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)	175,185	166,189
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	327,358	369,203
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	1,141,368	994,344
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)	263,159	160,834
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)	578,862	283,849
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)	100,679	75,657
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	243,352	55,216
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)	161,815	62,066
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)	101,764	42,899
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)	45,271	71,354
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	1,279,099	621,176
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	423,140	418,194
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	241,453	2,634,909
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	725,986	478,430
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	441,917	472,522
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	142,657	449,519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	66,969	84,684
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)	1,342,286	601,988
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)	74,628	73,447
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)	114,158	45,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)	92,561	37,440
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)	144,955	178,440
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)	40,776	17,155
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)	55,805	163,528
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)	15,134	32,179
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)	70,050	248,259
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	14,971	19,032
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	10,122	6,218
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	6,756	17,719
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)	26	2
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)	28	147
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)	75,691	135,653
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)	970	346
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	150,221	73,581
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	10,193	14,659
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)	1,327	4,135
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	3,682,493	542,985
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)	518	478
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)	217	169
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)	26	2
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)	20,424	26,189
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)	4,301	21,361
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)	280,143	318,846
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)	509,330	185,116
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)	102,155	363,946
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)	77,667	20,421
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	413,718	66,121
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	29,649	62,345
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)	516,826	1,150,341
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)	33,206	119
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)	143,317	167,803
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	367,743	701,030
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	304,667	574,323
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)	48,411	21,739
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	477,825	460,824
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)	190,269	97,513

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)	93,511	232,837
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)	30,866	96,320
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)	768,007	3,354,214
	$100,615,255	$86,828,119

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2019	0.00% to 0.80%	11,184	$ 42.33 to $ 37.04	$ 438,991	1.25%	23.91% to 22.93%
2018	0.00% to 0.80%	11,311	34.16 to 30.13	357,883	0.96%	-5.61% to -6.36%
2017	0.00% to 0.80%	11,414	36.19 to 32.18	384,234	1.43%	18.92% to 17.98%
2016	0.00% to 0.80%	12,562	30.43 to 27.28	356,845	1.05%	11.30% to 10.42%
2015	0.00% to 0.80%	12,235	27.34 to 24.70	313,874	1.36%	1.70% to 0.89%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2019	0.80%	18	14.27	257	2.09%	14.59%
2018	0.80%	9	12.45	112	1.96%	-7.81%
2017	0.80%	1	13.51	14	1.22%	13.76%
2016	0.80%	14	11.87	166	0.67%	2.77%
2015	0.80%	43	11.55	497	0.76%	-1.88%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2019	0.00% to 0.80%	18,146	53.55 to 46.86	900,690	0.58%	20.10% to 19.14%
2018	0.00% to 0.80%	20,368	44.59 to 39.33	842,341	0.48%	-15.03% to -15.71%
2017	0.00% to 0.80%	22,186	52.47 to 46.66	1,084,321	0.44%	13.15% to 12.25%
2016	0.00% to 0.80%	27,662	46.38 to 41.57	1,199,444	0.67%	25.09% to 24.09%
2015	0.00% to 0.80%	30,399	37.07 to 33.50	1,059,432	0.77%	-5.49% to -6.24%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2019	0.00% to 1.00%	154,992	46.30 to 23.24	5,580,785	1.55%	19.85% to 18.66%
2018	0.00% to 1.00%	162,951	38.63 to 19.58	4,984,865	1.40%	-3.83% to -4.79%
2017	0.00% to 1.00%	176,047	40.17 to 20.57	5,781,607	1.56%	13.91% to 12.78%
2016	0.00% to 1.00%	178,035	35.27 to 18.24	5,146,349	1.58%	6.99% to 5.93%
2015	0.00% to 1.00%	185,739	32.96 to 17.22	5,191,580	1.77%	-2.57% to -3.54%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2019	0.00% to 1.00%	43,716	58.12 to 25.84	1,501,748	0.00%	35.56% to 34.22%
2018	0.00% to 1.00%	52,029	42.88 to 19.25	1,282,005	0.00%	-5.20% to -6.15%
2017	0.00% to 1.00%	63,028	45.23 to 20.51	1,590,508	0.00%	21.79% to 20.58%
2016	0.00% to 1.00%	70,579	37.13 to 17.01	1,459,428	0.00%	3.23% to 2.20%
2015	0.00% to 1.00%	83,442	35.97 to 16.64	1,641,728	0.00%	1.93% to 0.92%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
2019	0.00% to 1.00%	54,791	36.18 to 24.07	1,762,527	2.09%	23.95% to 22.72%
2018	0.00% to 1.00%	54,209	29.19 to 19.62	1,420,904	1.92%	-6.87% to -7.80%
2017	0.00% to 1.00%	58,537	31.34 to 21.28	1,660,296	2.25%	20.49% to 19.29%
2016	0.00% to 1.00%	94,337	26.01 to 17.84	2,054,209	2.36%	13.48% to 12.36%
2015	0.00% to 1.00%	100,085	22.92 to 15.87	1,942,153	2.07%	-5.62% to -6.56%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2019	0.00% to 0.80%	36,595	17.83 to 15.60	601,513	2.32%	8.90% to 8.03%
2018	0.00% to 0.80%	64,811	16.37 to 14.44	989,957	2.83%	-2.82% to -3.60%
2017	0.00% to 0.80%	62,077	16.85 to 14.98	984,277	2.61%	3.67% to 2.85%
2016	0.00% to 0.80%	64,675	16.25 to 14.57	993,812	1.85%	4.39% to 3.56%
2015	0.00% to 0.80%	72,248	15.57 to 14.06	1,069,079	1.96%	-2.47% to -3.25%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2019	0.00% to 1.00%	15,473	39.17 to 14.78	446,208	0.86%	28.42% to 27.14%
2018	0.00% to 1.00%	15,888	30.50 to 11.62	359,511	1.28%	-15.22% to -16.07%
2017	0.00% to 1.00%	16,842	35.98 to 13.85	450,866	0.94%	31.21% to 29.90%
2016	0.00% to 1.00%	24,430	27.42 to 10.66	471,197	1.06%	-5.50% to -6.44%
2015	0.00% to 1.00%	26,275	29.02 to 11.39	531,437	0.33%	0.76% to -0.24%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2019	0.00% to 0.80%	56,551	41.57 to 36.96	2,189,116	2.07%	29.15% to 28.12%
2018	0.00% to 0.80%	68,042	32.18 to 28.85	2,047,913	1.40%	-12.84% to -13.53%
2017	0.00% to 0.80%	70,812	36.92 to 33.37	2,453,645	1.52%	11.69% to 10.81%
2016	0.00% to 0.80%	91,289	33.06 to 30.11	2,844,166	1.70%	22.85% to 21.88%
2015	0.00% to 0.80%	80,976	26.91 to 24.71	2,065,583	1.67%	-1.43% to -2.22%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2019	0.00% to 1.00%	28,843	41.94 to 35.15	1,015,024	0.00%	34.58% to 33.24%
2018	0.00% to 1.00%	28,727	31.16 to 26.38	758,778	0.26%	0.76% to -0.25%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.00% to 1.00%	28,800	30.93 to 26.45	762,578	0.02%	32.22% to 30.91%
2016	0.00% to 1.00%	809	23.39 to 20.20	17,047	0.76%	4.45% to 3.41%
2015	0.00% to 1.00%	8,573	22.40 to 19.53	172,130	0.57%	6.27% to 5.21%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2019	0.50% to 0.80%	18,555	11.45 to 11.36	212,452	5.54%	14.71% to 14.37%
2018	0.50% to 0.80%	5,916	9.98 to 9.93	59,027	5.63%	-3.14% to -3.44%
2017	0.50% to 0.80%	949	10.31 to 10.29	9,780	2.38%	3.07% to 2.87%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2019	0.00% to 0.80%	93,183	21.20 to 19.47	1,871,842	1.14%	17.83% to 16.89%
2018	0.00% to 0.80%	102,683	17.99 to 16.65	1,757,365	0.64%	-7.52% to -8.26%
2017	0.00% to 0.80%	157,091	19.45 to 18.15	2,935,969	1.16%	13.74% to 12.84%
2016	0.00% to 0.80%	177,260	17.10 to 16.09	2,925,866	1.12%	3.96% to 3.13%
2015	0.00% to 0.80%	206,322	16.45 to 15.60	3,290,547	1.01%	-0.87% to -1.66%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
2019	0.00% to 1.00%	54,408	45.14 to 37.83	2,234,991	1.10%	22.21% to 21.00%
2018	0.00% to 1.00%	82,256	36.93 to 31.26	2,733,048	0.74%	-8.97% to -9.89%
2017	0.00% to 1.00%	67,811	40.57 to 34.69	2,549,012	0.65%	12.40% to 11.29%
2016	0.00% to 1.00%	81,367	36.10 to 31.17	2,725,441	0.84%	25.73% to 24.48%
2015	0.00% to 1.00%	75,934	28.71 to 25.04	2,033,512	0.71%	-2.33% to -3.30%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2019	0.00% to 1.00%	606,380	72.84 to 25.90	48,346,728	1.72%	31.18% to 29.88%
2018	0.00% to 1.00%	669,994	55.52 to 19.94	40,984,804	1.65%	-4.63% to -5.59%
2017	0.00% to 1.00%	746,832	58.22 to 21.12	48,222,612	1.70%	21.54% to 20.33%
2016	0.00% to 1.00%	823,181	47.90 to 17.55	44,003,898	2.01%	11.71% to 10.60%
2015	0.00% to 1.00%	896,681	42.88 to 15.87	43,486,411	1.81%	1.11% to 0.10%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2019	0.00% to 1.00%	125,019	52.99 to 17.76	8,207,582	1.46%	34.36% to 33.02%
2018	0.00% to 1.00%	132,225	39.44 to 13.35	6,509,504	1.76%	-4.40% to -5.36%
2017	0.00% to 1.00%	140,984	41.26 to 14.10	7,221,620	1.15%	15.33% to 14.19%
2016	0.00% to 1.00%	151,270	35.77 to 12.35	6,723,873	1.30%	10.37% to 9.28%
2015	0.00% to 1.00%	164,369	32.41 to 11.30	6,674,816	1.07%	-3.19% to -4.16%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2019	0.00% to 1.00%	110,653	49.35 to 27.09	4,745,452	1.17%	36.10% to 34.74%
2018	0.00% to 1.00%	118,233	36.26 to 20.11	3,730,581	1.26%	-6.85% to -7.78%
2017	0.00% to 1.00%	127,283	38.93 to 21.80	4,320,702	1.33%	27.33% to 26.07%
2016	0.00% to 1.00%	141,818	30.57 to 17.29	3,803,048	1.62%	7.90% to 6.83%
2015	0.00% to 1.00%	173,129	28.33 to 16.19	4,253,508	1.71%	-2.47% to -3.44%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2019	0.00% to 0.80%	10,752	31.88 to 27.90	313,524	0.00%	21.78% to 20.81%
2018	0.00% to 0.80%	10,737	26.18 to 23.10	258,325	0.00%	-19.08% to -19.73%
2017	0.00% to 0.80%	10,608	32.35 to 28.77	318,008	0.00%	24.68% to 23.69%
2016	0.00% to 0.80%	14,463	25.95 to 23.26	349,909	0.00%	17.07% to 16.14%
2015	0.00% to 0.80%	21,079	22.17 to 20.03	438,462	0.00%	-2.28% to -3.06%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2019	0.00% to 1.00%	37,988	46.41 to 25.54	1,550,484	1.08%	29.12% to 27.84%
2018	0.00% to 1.00%	44,464	35.95 to 19.98	1,381,884	0.80%	-4.68% to -5.64%
2017	0.00% to 1.00%	47,631	37.71 to 21.18	1,559,084	0.74%	19.71% to 18.52%
2016	0.00% to 1.00%	51,914	31.50 to 17.87	1,428,081	1.20%	10.03% to 8.94%
2015	0.00% to 1.00%	58,822	28.63 to 16.40	1,482,509	0.85%	1.58% to 0.57%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2019	0.50% to 0.80%	20,316	18.33 to 17.96	372,107	0.79%	27.08% to 26.70%
2018	0.50% to 0.80%	20,350	14.42 to 14.18	293,355	0.59%	-17.36% to -17.61%
2017	0.50% to 0.80%	28,703	17.45 to 17.21	500,688	0.80%	11.20% to 10.87%
2016	0.50% to 0.80%	30,134	15.69 to 15.52	472,696	0.51%	30.43% to 30.04%
2015	0.50% to 0.80%	17,292	12.03 to 11.94	208,032	0.40%	-6.93% to -7.21%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2019	0.50%	21,935	10.83	237,559	1.62%	7.92%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.50%	22,021	10.04	220,995	2.15%	-1.83%
2017	0.50%	21,031	10.22	214,986	2.71%	2.75%
2016	0.50%	2,258	9.95	22,463	1.21%	-0.52%	****
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2019	0.50%	2,480	11.84	29,370	2.35%	17.54%
2018	0.50%	2,498	10.08	25,169	2.41%	-7.36%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2019	0.50% to 0.80%	43,136	13.21 to 13.07	569,890	1.59%	19.57% to 19.21%
2018	0.50% to 0.80%	10,462	11.05 to 10.96	115,579	5.36%	-8.13% to -8.40%
2017	0.50% to 0.80%	11,558	12.03 to 11.97	139,024	2.53%	15.96% to 15.61%
2016	0.50% to 0.80%	860	10.37 to 10.35	8,917	0.00%	3.73% to 3.53%	****
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)
2019	0.50% to 0.80%	5,959	10.88 to 10.83	64,793	2.01%	19.63% to 19.27%
2018	0.50% to 0.80%	5,622	9.09 to 9.08	51,110	0.00%	-9.09% to -9.19%	****
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
2019	0.00% to 1.00%	52,411	21.73 to 18.21	1,030,607	3.07%	9.44% to 8.35%
2018	0.00% to 1.00%	56,401	19.85 to 16.80	1,020,724	3.28%	-0.59% to -1.59%
2017	0.00% to 1.00%	61,307	19.97 to 17.08	1,117,231	3.34%	4.04% to 3.00%
2016	0.00% to 1.00%	63,907	19.20 to 16.58	1,124,378	3.69%	3.82% to 2.79%
2015	0.00% to 1.00%	68,829	18.49 to 16.13	1,173,728	3.79%	-0.24% to -1.24%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2019	0.50% to 0.80%	18,993	10.68 to 10.63	202,855	1.62%	28.66% to 28.27%
2018	0.50% to 0.80%	15,018	8.30 to 8.29	124,677	0.99%	-16.98% to -17.15%	****
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2019	0.00% to 1.00%	390,019	55.95 to 26.98	38,852,436	2.01%	27.44% to 26.18%
2018	0.00% to 1.00%	417,741	43.90 to 21.38	32,915,190	2.21%	-8.29% to -9.21%
2017	0.00% to 1.00%	466,480	47.87 to 23.55	39,887,139	1.68%	12.89% to 11.77%
2016	0.00% to 1.00%	539,019	42.40 to 21.07	39,326,384	2.28%	18.02% to 16.85%
2015	0.00% to 1.00%	595,714	35.93 to 18.03	36,908,208	3.12%	-3.96% to -4.92%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2019	0.00% to 1.00%	141,469	31.47 to 21.79	7,595,846	5.15%	15.11% to 13.96%
2018	0.00% to 1.00%	149,247	27.34 to 19.12	7,020,295	5.40%	-3.29% to -4.25%
2017	0.00% to 1.00%	185,066	28.26 to 19.97	8,410,523	5.07%	6.93% to 5.87%
2016	0.00% to 1.00%	224,220	26.43 to 18.86	9,126,380	5.33%	14.61% to 13.47%
2015	0.00% to 1.00%	235,350	23.06 to 16.62	8,720,353	6.94%	-3.63% to -4.59%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2019	0.50% to 0.80%	4,895	11.72 to 11.63	57,303	3.44%	22.47% to 22.10%
2018	0.50%	1,385	9.57	13,252	3.54%	-6.78%
2017	0.50%	1,224	10.26	12,563	1.65%	2.64%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2019	0.00% to 1.00%	209,936	42.68 to 20.73	10,221,231	1.77%	18.25% to 17.07%
2018	0.00% to 1.00%	224,776	36.09 to 17.71	9,333,955	1.64%	-5.35% to -6.30%
2017	0.00% to 1.00%	250,426	38.13 to 18.90	10,927,217	1.86%	14.10% to 12.97%
2016	0.00% to 1.00%	267,459	33.42 to 16.73	10,302,811	1.43%	3.07% to 2.05%
2015	0.00% to 1.00%	303,941	32.42 to 16.39	11,344,348	1.54%	0.14% to -0.85%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2019	0.50% to 0.80%	2,386	11.08 to 11.06	26,431	0.21%	10.79% to 10.57%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2019	0.00% to 0.80%	65,125	16.82 to 14.96	1,019,156	1.74%	9.82% to 8.95%
2018	0.00% to 0.80%	71,950	15.32 to 13.73	1,029,082	0.69%	-24.77% to -25.37%
2017	0.00% to 0.80%	73,490	20.36 to 18.39	1,402,787	1.35%	-2.78% to -3.55%
2016	0.00% to 0.80%	89,056	20.94 to 19.07	1,756,109	0.48%	33.51% to 32.45%
2015	0.00% to 0.80%	111,198	15.68 to 14.40	1,651,280	0.96%	-20.75% to -21.38%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2019	0.50% to 0.80%	18,832	21.83 to 20.89	410,033	2.01%	15.42% to 15.07%
2018	0.50% to 0.80%	20,411	18.92 to 18.16	385,171	1.53%	-4.59% to -4.87%
2017	0.50% to 0.80%	21,611	19.83 to 19.09	427,518	1.44%	12.43% to 12.09%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.50% to 0.80%	22,599	17.63 to 17.03	397,112	1.40%	4.75% to 4.44%
2015	0.00% to 0.80%	22,917	17.76 to 16.30	385,505	1.55%	-0.31% to -1.11%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2019	0.00% to 0.80%	47,862	25.63 to 22.79	1,138,515	2.03%	20.01% to 19.05%
2018	0.00% to 0.80%	53,908	21.36 to 19.15	1,073,818	1.24%	-5.98% to -6.73%
2017	0.00% to 0.80%	69,681	22.72 to 20.53	1,483,298	1.40%	16.47% to 15.55%
2016	0.00% to 0.80%	75,093	19.50 to 17.77	1,377,594	1.54%	6.04% to 5.20%
2015	0.00% to 0.80%	69,003	18.39 to 16.89	1,200,841	1.75%	-0.37% to -1.16%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2019	0.00% to 0.80%	49,805	28.31 to 25.18	1,303,811	1.81%	24.37% to 23.38%
2018	0.00% to 0.80%	53,527	22.76 to 20.40	1,133,726	1.22%	-7.88% to -8.62%
2017	0.00% to 0.80%	59,078	24.71 to 22.33	1,363,847	1.31%	20.82% to 19.86%
2016	0.00% to 0.80%	59,883	20.45 to 18.63	1,148,392	1.37%	6.52% to 5.67%
2015	0.00% to 0.80%	61,621	19.20 to 17.63	1,114,587	1.58%	-0.34% to -1.13%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2019	0.00% to 1.30%	691,597	71.75 to 121.10	79,192,941	0.26%	34.31% to 32.58%
2018	0.00% to 1.30%	692,945	53.42 to 91.34	62,516,565	0.24%	-0.17% to -1.47%
2017	0.00% to 1.30%	755,698	53.51 to 92.70	68,542,895	0.22%	35.13% to 33.39%
2016	0.00% to 1.30%	811,760	39.60 to 69.49	55,021,457	0.04%	0.80% to -0.50%
2015	0.00% to 1.30%	913,368	39.28 to 69.84	60,469,835	0.26%	7.17% to 5.79%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2019	0.00% to 0.80%	120,310	19.74 to 17.27	2,209,131	2.65%	9.58% to 8.71%
2018	0.00% to 0.80%	120,824	18.01 to 15.89	2,032,129	2.41%	-0.63% to -1.43%
2017	0.00% to 0.80%	124,747	18.13 to 16.12	2,118,770	2.35%	4.16% to 3.33%
2016	0.00% to 0.80%	128,902	17.40 to 15.60	2,108,236	2.33%	4.63% to 3.80%
2015	0.00% to 0.80%	131,784	16.63 to 15.03	2,067,703	2.49%	-0.71% to -1.50%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2019	0.00% to 0.80%	104,795	61.18 to 53.54	5,901,648	0.79%	23.35% to 22.37%
2018	0.00% to 0.80%	119,729	49.60 to 43.75	5,491,090	0.55%	-14.64% to -15.32%
2017	0.00% to 0.80%	131,865	58.10 to 51.67	7,125,231	0.61%	20.70% to 19.74%
2016	0.00% to 0.80%	147,825	48.14 to 43.15	6,647,729	0.41%	12.11% to 11.22%
2015	0.00% to 0.80%	170,775	42.94 to 38.80	6,883,920	0.37%	-1.50% to -2.28%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2019	0.00% to 1.00%	113,238	35.17 to 17.22	4,462,671	1.72%	27.77% to 26.49%
2018	0.00% to 1.00%	125,498	27.53 to 13.61	3,824,361	1.47%	-14.81% to -15.66%
2017	0.00% to 1.00%	148,395	32.31 to 16.14	5,238,100	1.41%	30.28% to 28.99%
2016	0.00% to 1.00%	160,556	24.80 to 12.51	4,407,674	1.38%	-5.06% to -6.00%
2015	0.00% to 1.00%	178,655	26.12 to 13.31	5,235,161	1.30%	3.62% to 2.59%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2019	0.00% to 0.80%	347,031	12.68 to 12.22	4,294,084	1.71%	27.67% to 26.66%
2018	0.00% to 0.80%	336,116	9.93 to 9.65	3,274,448	1.45%	-14.88% to -15.57%
2017	0.00% to 0.80%	362,521	11.67 to 11.43	4,171,244	1.34%	30.10% to 29.07%
2016	0.00% to 0.80%	373,222	8.97 to 8.85	3,318,292	1.32%	-5.12% to -5.88%
2015	0.00% to 0.80%	413,370	9.46 to 9.41	3,894,595	1.33%	-5.44% to -5.95%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2019	0.00% to 1.00%	20,422	37.41 to 31.35	688,068	1.58%	34.29% to 32.96%
2018	0.00% to 1.00%	21,138	27.86 to 23.58	533,154	0.86%	-17.33% to -18.16%
2017	0.00% to 1.00%	28,520	33.70 to 28.81	890,352	1.40%	19.21% to 18.03%
2016	0.00% to 1.00%	31,103	28.27 to 24.41	818,990	1.01%	9.48% to 8.39%
2015	0.00% to 1.00%	33,099	25.82 to 22.52	799,651	0.97%	-3.05% to -4.02%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2019	0.00% to 0.80%	66,232	22.20 to 19.90	1,374,053	5.42%	16.06% to 15.13%
2018	0.00% to 0.80%	68,998	19.13 to 17.28	1,239,061	4.82%	-4.30% to -5.07%
2017	0.00% to 0.80%	80,926	19.99 to 18.21	1,530,849	4.10%	9.67% to 8.80%
2016	0.00% to 0.80%	82,298	18.22 to 16.73	1,426,153	4.97%	14.02% to 13.12%
2015	0.00% to 0.80%	108,195	15.98 to 14.79	1,650,291	4.53%	-7.05% to -7.79%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.00% to 0.80%	98,970	47.86 to 41.89	4,383,042	1.46%	29.58% to 28.55%
2018	0.00% to 0.80%	112,291	36.94 to 32.59	3,853,727	1.44%	-4.84% to -5.60%
2017	0.00% to 0.80%	122,690	38.82 to 34.52	4,441,962	1.73%	20.85% to 19.89%
2016	0.00% to 0.80%	136,583	32.12 to 28.79	4,106,225	1.46%	16.33% to 15.40%
2015	0.00% to 0.80%	163,813	27.61 to 24.95	4,256,804	1.70%	-3.42% to -4.19%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2019	0.00% to 0.80%	46,596	54.36 to 47.57	2,334,779	1.30%	26.72% to 25.72%
2018	0.00% to 0.80%	56,071	42.90 to 37.84	2,227,020	1.13%	-12.69% to -13.39%
2017	0.00% to 0.80%	61,407	49.13 to 43.69	2,806,943	0.72%	10.92% to 10.03%
2016	0.00% to 0.80%	66,556	44.29 to 39.71	2,756,142	1.05%	30.54% to 29.50%
2015	0.00% to 0.80%	71,379	33.93 to 30.66	2,275,705	0.90%	-7.18% to -7.92%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2019	0.00% to 0.80%	55,113	13.34 to 12.74	714,807	1.03%	26.70% to 25.69%
2018	0.00% to 0.80%	60,005	10.53 to 10.14	617,248	0.81%	-15.79% to -16.47%
2017	0.00% to 0.80%	88,911	12.50 to 12.14	1,091,614	0.98%	40.41% to 39.29%
2016	0.00% to 0.80%	79,668	8.90 to 8.71	700,074	0.84%	17.44% to 16.51%
2015	0.00% to 0.80%	93,715	7.58 to 7.48	704,647	2.03%	-19.60% to -20.24%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2019	0.00% to 0.80%	1,613	28.80 to 25.20	43,011	2.05%	12.84% to 11.94%
2018	0.00% to 0.80%	2,128	25.52 to 22.51	50,444	2.91%	-15.27% to -15.95%
2017	0.00% to 0.80%	2,267	30.12 to 26.78	63,707	2.88%	17.02% to 16.09%
2016	0.00% to 0.80%	2,858	25.74 to 23.07	68,905	2.16%	7.49% to 6.64%
2015	0.00% to 0.80%	4,512	23.94 to 21.64	101,520	3.53%	-6.31% to -7.05%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2019	0.00% to 0.80%	79,633	9.72 to 9.29	754,210	1.88%	12.53% to 11.63%
2018	0.00% to 0.80%	123,707	8.64 to 8.32	1,045,051	2.76%	-15.44% to -16.12%
2017	0.00% to 0.80%	109,184	10.22 to 9.92	1,096,058	2.60%	16.69% to 15.77%
2016	0.00% to 0.80%	113,377	8.75 to 8.57	979,882	2.05%	7.18% to 6.32%
2015	0.00% to 0.80%	125,579	8.17 to 8.06	1,017,460	3.28%	-6.49% to -7.24%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2019	0.00% to 0.80%	173,186	10.53 to 10.06	1,774,820	7.25%	2.01% to 1.20%
2018	0.00% to 0.80%	197,270	10.32 to 9.94	1,992,180	0.00%	1.94% to 1.12%
2017	0.00% to 0.80%	209,021	10.13 to 9.83	2,081,175	0.00%	1.93% to 1.12%
2016	0.00% to 0.80%	209,199	9.94 to 9.73	2,052,183	0.00%	2.94% to 2.12%
2015	0.00% to 0.80%	218,739	9.65 to 9.52	2,094,948	7.79%	-4.30% to -5.07%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2019	0.00% to 0.80%	12,621	17.79 to 16.20	211,274	3.58%	19.86% to 18.90%
2018	0.00% to 0.80%	13,925	14.84 to 13.62	195,650	2.88%	-9.65% to -10.37%
2017	0.00% to 0.80%	19,685	16.42 to 15.20	308,731	2.66%	11.98% to 11.09%
2016	0.00% to 0.80%	20,348	14.67 to 13.68	286,346	3.82%	13.18% to 12.28%
2015	0.00% to 0.80%	19,969	12.96 to 12.19	249,530	3.09%	-6.21% to -6.96%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2019	0.50% to 0.80%	3,068	13.94 to 13.63	42,547	1.48%	11.38% to 11.04%
2018	0.50% to 0.80%	3,125	12.52 to 12.27	38,931	0.66%	-4.82% to -5.10%
2017	0.50% to 0.80%	3,190	13.15 to 12.93	41,788	0.80%	12.55% to 12.21%
2016	0.80%	873	11.52	10,061	0.28%	3.51%
2015	0.80%	904	11.13	10,065	0.06%	-6.57%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2019	0.50% to 0.80%	6,699	10.60 to 10.39	70,946	2.23%	4.49% to 4.18%
2018	0.50% to 0.80%	5,241	10.14 to 9.97	53,117	0.00%	-5.55% to -5.84%
2017	0.50% to 0.80%	13,139	10.74 to 10.59	141,056	0.00%	3.16% to 2.85%
2016	0.50% to 0.80%	4,053	10.41 to 10.30	42,171	0.11%	-0.98% to -1.27%
2015	0.50% to 0.80%	4,795	10.51 to 10.43	50,409	0.48%	1.34% to 1.04%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2019	0.00% to 0.80%	9,418	26.70 to 25.11	243,820	0.00%	36.76% to 35.67%
2018	0.00% to 0.80%	10,144	19.53 to 18.51	192,604	0.00%	-3.62% to -4.40%
2017	0.00% to 0.80%	5,178	20.26 to 19.36	103,592	0.14%	27.34% to 26.33%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.00% to 0.80%	5,163	15.91 to 15.33	81,470	0.00%	2.27% to 1.46%
2015	0.00% to 0.80%	4,318	15.56 to 15.11	66,675	0.00%	5.01% to 4.17%
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2019	0.00%	147	28.92	4,251	0.26%	30.61%
2018	0.00%	132	22.14	2,923	0.33%	-19.18%
2017	0.00%	134	27.39	3,671	0.39%	17.44%
2016	0.00%	177	23.33	4,129	0.39%	18.34%
2015	0.00%	202	19.71	3,982	2.58%	-10.40%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2019	0.50% to 0.80%	130	18.10 to 17.68	2,316	0.50%	24.65% to 24.28%
2018	0.50% to 0.80%	139	14.52 to 14.23	1,992	0.07%	-11.80% to -12.06%
2017	0.50% to 0.80%	1,815	16.46 to 16.18	29,862	0.91%	14.35% to 14.01%
2016	0.50%	61	14.39	878	0.08%	12.87%
2015	0.50%	66	12.75	842	0.10%	-4.51%
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)
2019	0.00% to 0.80%	13,096	23.05 to 21.67	291,535	0.00%	34.34% to 33.27%
2018	0.00% to 0.80%	14,567	17.16 to 16.26	242,150	0.00%	-5.58% to -6.34%
2017	0.00% to 0.80%	15,417	18.17 to 17.36	272,616	0.00%	22.49% to 21.52%
2016	0.00% to 0.80%	14,520	14.83 to 14.29	210,577	0.00%	0.76% to -0.04%
2015	0.00% to 0.80%	19,785	14.72 to 14.30	286,131	0.00%	1.21% to 0.40%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2019	0.50% to 0.80%	25,929	12.74 to 12.53	330,162	0.00%	14.63% to 14.29%
2018	0.50% to 0.80%	26,687	11.12 to 10.96	296,454	2.31%	-6.93% to -7.21%
2017	0.50% to 0.80%	12,123	11.94 to 11.81	144,625	3.66%	9.61% to 9.28%
2016	0.50% to 0.80%	14,594	10.90 to 10.81	158,770	0.45%	11.08% to 10.75%
2015	0.50% to 0.80%	11,752	9.81 to 9.76	115,139	4.50%	-4.58% to -4.86%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2019	0.00% to 1.30%	114,742	34.17 to 43.32	5,066,362	2.24%	17.51% to 16.00%
2018	0.00% to 1.30%	122,805	29.08 to 37.35	4,653,232	1.98%	-5.32% to -6.55%
2017	0.00% to 1.00%	132,312	30.71 to 15.80	5,283,507	1.97%	9.25% to 8.17%
2016	0.00% to 1.00%	145,587	28.11 to 14.60	5,351,911	2.37%	5.26% to 4.21%
2015	0.00% to 1.00%	158,605	26.71 to 14.01	5,542,256	2.24%	0.83% to -0.17%
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2019	0.00% to 1.00%	117,060	21.82 to 14.17	2,974,342	3.32%	9.53% to 8.44%
2018	0.00% to 1.00%	118,667	19.92 to 13.07	2,824,062	3.36%	-1.02% to -2.01%
2017	0.00% to 1.00%	132,233	20.13 to 13.34	3,124,196	2.42%	4.59% to 3.55%
2016	0.00% to 1.00%	146,333	19.24 to 12.88	3,274,735	3.70%	3.27% to 2.25%
2015	0.00% to 1.00%	160,710	18.63 to 12.60	3,510,320	4.04%	0.96% to -0.04%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2019	0.00% to 1.00%	236,817	96.12 to 30.35	22,159,620	0.90%	31.79% to 30.48%
2018	0.00% to 1.00%	264,280	72.93 to 23.26	18,752,400	1.00%	-13.18% to -14.05%
2017	0.00% to 1.00%	290,466	84.00 to 27.07	24,050,959	0.93%	36.66% to 35.31%
2016	0.00% to 1.00%	313,241	61.47 to 20.00	19,016,144	1.06%	0.08% to -0.91%
2015	0.00% to 1.00%	360,765	61.42 to 20.19	22,042,019	1.31%	3.94% to 2.91%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2019	0.50% to 0.80%	18,080	11.72 to 11.52	211,792	1.02%	27.96% to 27.58%
2018	0.50% to 0.80%	22,342	9.16 to 9.03	204,562	0.90%	-19.82% to -20.06%
2017	0.50% to 0.80%	18,772	11.43 to 11.30	214,379	1.84%	25.66% to 25.29%
2016	0.50% to 0.80%	6,824	9.09 to 9.02	62,019	0.62%	-2.60% to -2.90%
2015	0.50% to 0.80%	3,100	9.34 to 9.29	28,925	1.48%	2.92% to 2.61%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2019	0.00% to 1.00%	45,429	29.89 to 24.54	1,239,435	1.11%	32.08% to 30.77%
2018	0.00% to 1.00%	53,848	22.63 to 18.77	1,115,884	1.17%	-7.89% to -8.81%
2017	0.00% to 1.00%	72,191	24.57 to 20.58	1,652,637	1.21%	16.91% to 15.75%
2016	0.00% to 1.00%	80,670	21.01 to 17.78	1,580,634	1.01%	11.62% to 10.51%
2015	0.00% to 1.00%	71,846	18.83 to 16.09	1,268,544	0.92%	3.33% to 2.30%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.00% to 0.80%	20,008	57.03 to 49.91	1,048,740	0.21%	26.47% to 25.46%
2018	0.00% to 0.80%	22,444	45.09 to 39.78	934,528	0.30%	-10.32% to -11.04%
2017	0.00% to 0.80%	26,975	50.28 to 44.72	1,269,227	0.77%	14.16% to 13.25%
2016	0.00% to 0.80%	36,886	44.05 to 39.49	1,522,817	0.56%	18.05% to 17.11%
2015	0.00% to 0.80%	44,586	37.31 to 33.72	1,564,620	0.85%	-5.90% to -6.65%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2019	0.00% to 1.00%	85,026	19.26 to 14.01	1,424,032	0.00%	39.36% to 37.98%
2018	0.00% to 1.00%	93,540	13.82 to 10.15	1,138,703	0.00%	-6.08% to -7.02%
2017	0.00% to 1.00%	91,278	14.71 to 10.92	1,186,405	0.03%	28.79% to 27.51%
2016	0.00% to 1.00%	97,383	11.43 to 8.56	984,863	0.00%	2.33% to 1.32%
2015	0.00% to 1.00%	118,599	11.16 to 8.45	1,169,704	0.00%	6.61% to 5.55%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.00% to 0.80%	15,689	12.25 to 11.57	186,600	3.80%	10.80% to 9.92%
2018	0.00% to 0.80%	16,659	11.06 to 10.53	179,465	5.67%	-4.40% to -5.16%
2017	0.00% to 0.80%	23,200	11.57 to 11.10	262,223	2.19%	6.27% to 5.43%
2016	0.00% to 0.80%	18,016	10.89 to 10.53	192,234	4.94%	6.53% to 5.69%
2015	0.00% to 0.80%	21,107	10.22 to 9.96	212,353	5.75%	-2.26% to -3.04%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2019	0.00% to 0.80%	63,120	20.73 to 19.04	1,236,186	1.98%	21.78% to 20.81%
2018	0.00% to 0.80%	72,688	17.03 to 15.76	1,178,222	1.70%	-5.44% to -6.20%
2017	0.00% to 0.80%	94,497	18.00 to 16.80	1,627,345	1.49%	18.27% to 17.33%
2016	0.00% to 0.80%	121,332	15.22 to 14.32	1,776,643	0.58%	-2.57% to -3.34%
2015	0.00% to 0.80%	141,615	15.62 to 14.81	2,140,775	0.37%	-8.35% to -9.08%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2019	0.50% to 0.80%	32,369	14.91 to 14.57	481,667	8.39%	10.64% to 10.31%
2018	0.50% to 0.80%	76,352	13.48 to 13.21	1,028,174	6.65%	-2.61% to -2.90%
2017	0.50% to 0.80%	45,132	13.84 to 13.61	623,617	5.12%	6.15% to 5.83%
2016	0.50% to 0.80%	57,879	13.04 to 12.86	753,710	6.45%	15.61% to 15.26%
2015	0.50% to 0.80%	53,801	11.28 to 11.15	606,128	8.06%	-6.97% to -7.25%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2019	0.50% to 0.80%	22,022	23.96 to 23.42	526,408	0.00%	37.25% to 36.84%
2018	0.50% to 0.80%	26,805	17.46 to 17.11	467,039	0.00%	-0.56% to -0.86%
2017	0.50% to 0.80%	23,964	17.56 to 17.26	420,337	0.00%	26.26% to 25.89%
2016	0.50% to 0.80%	24,509	13.90 to 13.71	340,508	0.00%	5.59% to 5.27%
2015	0.50% to 0.80%	22,753	13.17 to 13.02	299,417	0.00%	-6.25% to -6.53%
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
2019	0.50% to 0.80%	20,863	15.47 to 15.35	322,667	0.20%	34.81% to 34.41%
2018	0.50% to 0.80%	19,897	11.48 to 11.42	228,314	0.20%	-0.91% to -1.21%
2017	0.50% to 0.80%	28,276	11.58 to 11.56	327,515	0.10%	15.84% to 15.61%	****
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2019	0.00% to 0.80%	50,033	40.42 to 35.37	1,869,605	1.73%	22.27% to 21.30%
2018	0.00% to 0.80%	84,460	33.05 to 29.16	2,590,024	1.65%	0.43% to -0.37%
2017	0.00% to 0.80%	51,867	32.91 to 29.27	1,600,886	1.35%	18.13% to 17.20%
2016	0.00% to 0.80%	50,939	27.86 to 24.98	1,331,153	1.77%	4.32% to 3.49%
2015	0.00% to 0.80%	53,702	26.71 to 24.13	1,352,277	1.59%	0.41% to -0.39%
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2019	0.00% to 1.00%	148,037	36.31 to 31.14	4,911,284	0.02%	36.85% to 35.49%
2018	0.00% to 1.00%	163,732	26.53 to 22.99	3,981,773	1.24%	1.72% to 0.70%
2017	0.00% to 1.00%	182,867	26.08 to 22.83	4,402,317	0.00%	29.99% to 28.71%
2016	0.00% to 1.00%	208,603	20.06 to 17.74	3,870,367	0.86%	1.94% to 0.93%
2015	0.00% to 1.00%	253,113	19.68 to 17.57	4,619,185	1.23%	11.94% to 10.82%
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
2019	0.00% to 1.00%	237,118	24.06 to 20.72	5,231,848	0.41%	44.82% to 43.38%
2018	0.00% to 1.00%	231,044	16.61 to 14.45	3,535,400	1.11%	0.91% to -0.10%
2017	0.00% to 1.00%	232,997	16.46 to 14.46	3,543,074	0.46%	44.91% to 43.48%
2016	0.00% to 1.00%	207,330	11.36 to 10.08	2,195,276	0.09%	13.85% to 12.72%
2015	0.00% to 1.00%	232,405	9.98 to 8.94	2,165,381	0.76%	4.65% to 3.60%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2019	0.00% to 1.00%	154,193	17.60 to 15.90	2,460,380	1.84%	26.71% to 25.45%
2018	0.00% to 1.00%	162,736	13.89 to 12.67	2,059,773	1.70%	-15.14% to -15.99%
2017	0.00% to 1.00%	225,055	16.37 to 15.09	3,384,935	1.63%	30.80% to 29.51%
2016	0.00% to 1.00%	195,510	12.51 to 11.65	2,256,295	4.95%	-6.71% to -7.63%
2015	0.00% to 1.00%	218,855	13.41 to 12.61	2,722,803	0.50%	-8.80% to -9.71%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2019	0.50% to 0.80%	15,363	11.01 to 10.89	169,036	2.63%	7.87% to 7.55%
2018	0.50% to 0.80%	15,033	10.21 to 10.12	153,359	3.39%	-1.52% to -1.82%
2017	0.50% to 0.80%	118,292	10.36 to 10.31	1,225,894	2.50%	3.35% to 3.04%
2016	0.50% to 0.80%	112,746	10.03 to 10.01	1,130,586	2.61%	0.28% to 0.08%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2019	0.00% to 0.80%	23,834	18.95 to 18.24	445,089	0.62%	39.95% to 38.84%
2018	0.00% to 0.80%	12,541	13.54 to 13.14	166,510	0.50%	0.81% to 0.00%
2017	0.00% to 0.80%	15,791	13.43 to 13.14	209,109	0.62%	28.42% to 27.41%
2016	0.00% to 0.80%	17,163	10.46 to 10.31	177,849	0.56%	6.08% to 5.23%
2015	0.00% to 0.80%	20,636	9.86 to 9.80	202,660	0.50%	-1.40% to -2.00%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2019	0.50% to 0.80%	14,108	24.70 to 24.14	347,577	0.00%	40.99% to 40.57%
2018	0.50% to 0.80%	10,971	17.52 to 17.17	191,599	0.00%	-1.97% to -2.27%
2017	0.50% to 0.80%	6,868	17.87 to 17.57	122,166	0.00%	26.03% to 25.65%
2016	0.50% to 0.80%	7,478	14.18 to 13.98	105,666	0.00%	8.51% to 8.18%
2015	0.50% to 0.80%	10,222	13.07 to 12.93	133,187	0.00%	-2.37% to -2.67%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2019	0.00% to 0.80%	79,839	49.48 to 43.30	3,662,631	2.14%	29.80% to 28.77%
2018	0.00% to 0.80%	84,027	38.12 to 33.63	2,982,060	1.51%	-10.09% to -10.81%
2017	0.00% to 0.80%	92,663	42.40 to 37.70	3,670,156	1.93%	17.65% to 16.72%
2016	0.00% to 0.80%	91,711	36.04 to 32.30	3,099,974	2.28%	14.09% to 13.18%
2015	0.00% to 0.80%	87,843	31.59 to 28.54	2,615,480	2.35%	-0.74% to -1.53%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2019	0.00% to 0.80%	16,136	19.70 to 17.24	296,369	4.41%	10.88% to 10.00%
2018	0.00% to 0.80%	19,713	17.77 to 15.67	327,173	2.50%	-0.65% to -1.45%
2017	0.00% to 0.80%	19,226	17.88 to 15.90	322,748	3.14%	6.24% to 5.40%
2016	0.00% to 0.80%	19,559	16.83 to 15.09	310,364	2.00%	6.11% to 5.27%
2015	0.00% to 0.80%	17,230	15.86 to 14.33	256,761	3.38%	-0.65% to -1.44%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2019	0.00% to 1.00%	15,880	41.97 to 34.32	592,004	5.41%	14.25% to 13.12%
2018	0.00% to 1.00%	17,769	36.73 to 30.34	584,539	5.47%	-6.94% to -7.88%
2017	0.00% to 1.00%	21,088	39.47 to 32.94	750,900	5.31%	9.71% to 8.62%
2016	0.00% to 1.00%	24,876	35.98 to 30.32	807,405	5.09%	10.55% to 9.46%
2015	0.00% to 1.00%	26,929	32.55 to 27.70	797,388	5.12%	-1.12% to -2.10%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2019	0.00% to 1.00%	13,946	103.40 to 48.16	882,748	1.88%	18.94% to 17.76%
2018	0.00% to 1.00%	14,887	86.94 to 40.90	812,929	2.76%	-7.71% to -8.64%
2017	0.00% to 1.00%	15,331	94.20 to 44.77	928,139	1.65%	3.11% to 2.09%
2016	0.00% to 1.00%	24,409	91.36 to 43.85	1,306,761	1.28%	6.81% to 5.75%
2015	0.00% to 1.00%	24,812	85.54 to 41.47	1,265,754	1.29%	2.17% to 1.15%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2019	0.50%	2,800	10.53	29,485	1.09%	5.30%	****
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.00% to 1.00%	133,508	28.19 to 17.42	4,786,268	2.28%	6.27% to 5.21%
2018	0.00% to 1.00%	146,016	26.52 to 16.56	4,897,706	2.17%	-0.05% to -1.05%
2017	0.00% to 1.00%	152,318	26.54 to 16.73	5,131,497	2.09%	2.08% to 1.07%
2016	0.00% to 1.00%	162,381	25.99 to 16.56	5,391,995	1.91%	0.74% to -0.26%
2015	0.00% to 1.00%	172,237	25.80 to 16.60	5,705,897	1.69%	-0.11% to -1.10%
Cavalier Growth Opportunities Fund - Institutional Class (MSBF)
2019	0.00% to 1.00%	69,671	25.98 to 20.91	1,614,886	5.38%	9.17% to 8.08%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.00% to 1.00%	55,085	23.80 to 19.35	1,169,513	2.79%	-2.34% to -3.32%
2017	0.00% to 1.00%	55,882	24.37 to 20.01	1,223,470	4.69%	6.33% to 5.28%
2016	0.00% to 1.00%	61,373	22.92 to 19.01	1,266,470	3.44%	8.65% to 7.57%
2015	0.00% to 1.00%	54,232	21.09 to 17.67	1,044,414	1.94%	-2.89% to -3.86%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2019	0.00% to 0.80%	32,250	29.34 to 25.68	883,435	5.73%	14.74% to 13.83%
2018	0.00% to 0.80%	32,512	25.57 to 22.56	779,352	5.30%	-3.00% to -3.78%
2017	0.00% to 0.80%	42,491	26.36 to 23.44	1,055,829	5.44%	6.76% to 5.91%
2016	0.00% to 0.80%	43,780	24.69 to 22.14	1,022,587	5.54%	14.16% to 13.25%
2015	0.00% to 0.80%	47,324	21.63 to 19.55	971,516	4.79%	-2.61% to -3.38%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2019	0.00% to 0.80%	32,339	15.04 to 13.48	452,882	1.86%	8.98% to 8.11%
2018	0.00% to 0.80%	34,288	13.80 to 12.47	442,764	2.35%	-1.07% to -1.87%
2017	0.00% to 0.80%	36,204	13.95 to 12.71	475,057	1.25%	3.21% to 2.39%
2016	0.00% to 0.80%	34,254	13.52 to 12.41	437,719	2.37%	2.65% to 1.83%
2015	0.00% to 0.80%	54,192	13.17 to 12.19	678,526	1.34%	-0.23% to -1.03%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2019	0.00% to 0.80%	7,033	17.29 to 15.75	114,831	2.29%	9.89% to 9.01%
2018	0.50% to 0.80%	8,545	14.92 to 14.45	127,123	2.61%	-1.70% to -2.00%
2017	0.50% to 0.80%	9,013	15.17 to 14.74	136,454	2.81%	3.43% to 3.12%
2016	0.50% to 0.80%	8,474	14.67 to 14.29	123,986	3.07%	3.18% to 2.87%
2015	0.50% to 0.80%	8,359	14.22 to 13.90	118,454	1.50%	-0.81% to -1.11%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2019	0.00% to 1.00%	42,509	16.24 to 14.45	642,020	2.80%	8.94% to 7.86%
2018	0.00% to 1.00%	46,412	14.91 to 13.40	650,106	3.18%	-0.42% to -1.42%
2017	0.00% to 1.00%	40,570	14.97 to 13.59	571,546	3.08%	4.40% to 3.36%
2016	0.00% to 1.00%	40,956	14.34 to 13.15	554,426	3.20%	5.35% to 4.30%
2015	0.00% to 1.00%	39,308	13.61 to 12.61	507,356	2.98%	-0.72% to -1.71%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2019	0.00% to 0.80%	7,706	12.53 to 11.41	90,634	1.95%	4.09% to 3.26%
2018	0.00% to 0.80%	10,453	12.04 to 11.05	118,793	2.01%	0.82% to 0.01%
2017	0.00% to 0.80%	12,529	11.94 to 11.05	142,083	0.97%	1.58% to 0.77%
2016	0.00% to 0.80%	47,202	11.75 to 10.97	530,814	1.62%	2.49% to 1.68%
2015	0.00% to 0.80%	49,153	11.47 to 10.79	541,895	1.45%	-0.34% to -1.14%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2019	0.50% to 0.80%	39,597	11.39 to 11.20	451,144	2.80%	7.86% to 7.53%
2018	0.50% to 0.80%	29,469	10.56 to 10.42	311,265	2.64%	-0.86% to -1.16%
2017	0.50% to 0.80%	32,038	10.66 to 10.54	341,371	2.31%	2.61% to 2.30%
2016	0.50% to 0.80%	26,760	10.39 to 10.30	277,923	3.30%	1.75% to 1.45%
2015	0.50% to 0.80%	7,825	10.21 to 10.16	79,833	2.52%	-0.36% to -0.66%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2019	0.00% to 1.30%	896,687	16.12 to 14.40	15,473,870	1.73%	1.78% to 0.46%
2018	0.00% to 1.00%	948,129	15.84 to 14.34	15,747,369	1.37%	1.39% to 0.07%
2017	0.00% to 1.00%	864,884	15.62 to 10.47	14,221,396	0.42%	0.42% to -0.88%
2016	0.00% to 1.00%	877,192	15.56 to 10.53	14,375,389	0.01%	0.01% to -1.00%
2015	0.00% to 1.00%	921,079	15.55 to 10.64	15,241,791	0.00%	0.00% to -1.00%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2019	0.50%	95	10.83	1,029	0.47%	8.33%	****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2019	0.00% to 1.00%	94,024	27.93 to 24.85	2,491,453	4.03%	30.53% to 29.23%
2018	0.00% to 1.00%	103,876	21.39 to 19.23	2,114,267	0.31%	-3.08% to -4.05%
2017	0.00% to 1.00%	109,863	22.07 to 20.04	2,320,296	0.39%	30.20% to 28.91%
2016	0.00% to 1.00%	94,633	16.95 to 15.55	1,542,909	0.77%	2.19% to 1.18%
2015	0.00% to 1.00%	114,835	16.59 to 15.36	1,833,853	0.39%	3.43% to 2.41%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2019	0.00% to 1.00%	70,781	21.79 to 22.69	1,468,048	22.40%	25.40% to 24.15%
2018	0.00% to 1.00%	72,070	17.38 to 18.27	1,195,771	1.49%	-11.58% to -12.47%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.00% to 1.00%	78,317	19.65 to 20.88	1,475,573	1.46%	14.54% to 13.40%
2016	0.00% to 1.00%	85,015	17.16 to 18.41	1,404,874	1.86%	16.35% to 15.20%
2015	0.00% to 1.00%	87,462	14.75 to 15.98	1,246,881	1.22%	-3.15% to -4.11%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2019	0.00% to 1.00%	1,220,702	27.95 to 24.87	32,100,798	0.00%	37.25% to 35.89%
2018	0.00% to 1.00%	1,357,608	20.36 to 18.30	26,132,731	0.00%	-6.85% to -7.78%
2017	0.00% to 1.00%	1,519,236	21.86 to 19.85	31,552,027	0.00%	27.74% to 26.47%
2016	0.00% to 1.00%	1,640,505	17.11 to 15.69	26,796,168	0.00%	6.47% to 5.41%
2015	0.00% to 1.00%	1,797,627	16.07 to 14.89	27,722,591	0.00%	-0.18% to -1.18%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
2019	0.00% to 1.00%	293,331	13.35 to 12.61	3,797,666	1.25%	33.15% to 31.82%
2018	0.00% to 1.00%	316,864	10.02 to 9.57	3,096,619	1.05%	-16.46% to -17.29%
2017	0.00% to 1.00%	361,678	12.00 to 11.57	4,254,334	1.24%	25.77% to 24.52%
2016	0.00% to 1.00%	384,493	9.54 to 9.29	3,615,029	1.42%	-2.12% to -3.09%
2015	0.00% to 1.00%	432,427	9.75 to 9.58	4,177,238	0.72%	-0.49% to -1.48%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2019	0.00% to 1.00%	365,839	21.40 to 19.04	7,402,153	1.69%	30.70% to 29.40%
2018	0.00% to 1.00%	410,004	16.37 to 14.72	6,371,855	1.84%	-3.92% to -4.88%
2017	0.00% to 1.00%	457,730	17.04 to 15.47	7,443,201	2.12%	6.50% to 5.44%
2016	0.00% to 1.00%	554,264	16.00 to 14.67	8,464,819	1.99%	7.35% to 6.28%
2015	0.00% to 1.00%	624,463	14.91 to 13.81	8,931,249	2.62%	-5.36% to -6.30%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2019	0.00% to 1.00%	841,557	26.61 to 23.68	21,064,617	2.23%	23.85% to 22.61%
2018	0.00% to 1.00%	918,465	21.49 to 19.31	18,650,525	1.05%	-13.15% to -14.02%
2017	0.00% to 1.00%	1,021,315	24.74 to 22.46	23,998,311	1.10%	13.84% to 12.71%
2016	0.00% to 1.00%	1,131,548	21.73 to 19.93	23,469,232	1.39%	17.59% to 16.43%
2015	0.00% to 1.00%	1,226,871	18.48 to 17.12	21,751,539	1.18%	-2.89% to -3.85%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.00% to 1.00%	647,135	24.85 to 22.11	15,170,490	0.65%	28.07% to 26.80%
2018	0.00% to 1.00%	699,926	19.40 to 17.44	12,867,857	0.54%	-4.76% to -5.72%
2017	0.00% to 1.00%	756,649	20.37 to 18.50	14,680,128	0.52%	24.85% to 23.62%
2016	0.00% to 1.00%	863,456	16.32 to 14.96	13,476,214	0.79%	13.60% to 12.47%
2015	0.00% to 1.00%	955,017	14.36 to 13.30	13,189,436	0.77%	-1.08% to -2.06%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
2019	0.50% to 0.80%	5,712	24.26 to 23.43	138,550	0.82%	25.38% to 25.00%
2018	0.50% to 0.80%	6,057	19.35 to 18.74	117,175	0.65%	-6.26% to -6.55%
2017	0.50% to 0.80%	6,327	20.64 to 20.05	130,409	0.66%	18.03% to 17.68%
2016	0.50% to 0.80%	6,268	17.49 to 17.04	109,301	0.79%	9.56% to 9.24%
2015	0.50% to 0.80%	6,966	15.96 to 15.60	110,884	0.85%	-0.82% to -1.12%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
2019	0.00% to 1.00%	190,889	35.39 to 31.81	6,407,858	2.62%	26.95% to 25.69%
2018	0.00% to 1.00%	225,213	27.88 to 25.31	5,979,908	1.40%	-9.35% to -10.26%
2017	0.00% to 1.00%	242,343	30.75 to 28.20	7,133,678	1.65%	8.67% to 7.60%
2016	0.00% to 1.00%	272,934	28.30 to 26.21	7,423,230	2.36%	20.44% to 19.24%
2015	0.00% to 1.00%	298,423	23.50 to 21.98	6,774,869	2.35%	-4.28% to -5.23%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
2019	0.00% to 1.00%	1,750,394	46.19 to 41.52	76,659,334	1.70%	37.62% to 36.25%
2018	0.00% to 1.00%	1,933,534	33.57 to 30.48	61,814,614	0.77%	-1.27% to -2.26%
2017	0.00% to 1.00%	2,100,265	34.00 to 31.18	68,357,815	0.48%	27.31% to 26.05%
2016	0.00% to 1.00%	2,278,396	26.71 to 24.74	58,514,918	0.78%	3.63% to 2.60%
2015	0.00% to 1.00%	2,025,618	25.77 to 24.11	50,524,523	0.62%	5.09% to 4.05%
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	0.00% to 0.80%	3,284	18.11 to 16.63	55,682	0.76%	12.49% to 11.59%
2018	0.00% to 0.80%	19,639	16.10 to 14.90	300,675	2.00%	-15.69% to -16.36%
2017	0.00% to 0.80%	9,211	19.09 to 17.81	167,725	1.94%	22.72% to 21.74%
2016	0.00% to 0.80%	12,087	15.56 to 14.63	180,281	2.15%	1.12% to 0.31%
2015	0.00% to 0.80%	11,997	15.39 to 14.59	177,741	2.04%	-3.90% to -4.67%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2019	0.50%	1,257	10.76	13,530	2.20%	6.05%
2018	0.50%	204	10.15	2,070	2.69%	1.49%	****
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
2019	0.00% to 1.00%	570,603	60.99 to 25.88	59,250,787	1.16%	29.31% to 28.02%
2018	0.00% to 1.00%	619,619	47.16 to 20.21	49,790,088	1.08%	0.00% to -1.00%
2017	0.00% to 1.00%	671,385	47.17 to 20.42	53,824,370	1.01%	20.52% to 19.33%
2016	0.00% to 1.00%	729,684	39.13 to 17.11	48,596,567	1.42%	11.39% to 10.28%
2015	0.00% to 1.00%	794,468	35.13 to 15.51	47,598,621	1.20%	0.94% to -0.07%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2019	0.00% to 0.80%	28,410	43.50 to 38.07	1,135,328	2.33%	27.31% to 26.30%
2018	0.00% to 0.80%	21,230	34.17 to 30.14	668,572	1.75%	-7.26% to -8.00%
2017	0.00% to 0.80%	23,350	36.84 to 32.76	797,191	3.06%	18.00% to 17.06%
2016	0.00% to 0.80%	24,904	31.22 to 27.99	724,027	2.66%	17.89% to 16.95%
2015	0.00% to 0.80%	32,104	26.48 to 23.93	796,114	1.53%	-6.30% to -7.05%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2019	0.00% to 1.00%	101,073	21.97 to 18.07	2,043,044	0.00%	35.71% to 34.36%
2018	0.00% to 1.00%	112,229	16.19 to 13.45	1,675,091	0.00%	-7.94% to -8.86%
2017	0.00% to 1.00%	120,593	17.58 to 14.75	1,954,581	0.00%	24.92% to 23.69%
2016	0.00% to 1.00%	100,290	14.07 to 11.93	1,310,408	0.00%	8.30% to 7.23%
2015	0.00% to 1.00%	125,888	12.99 to 11.12	1,521,010	0.00%	0.76% to -0.25%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.00% to 1.30%	184,497	79.22 to 77.21	16,108,059	0.07%	25.65% to 24.03%
2018	0.00% to 1.30%	199,293	63.05 to 26.36	13,906,347	0.01%	-12.63% to -13.77%
2017	0.00% to 1.00%	214,361	72.17 to 30.49	17,201,685	0.00%	13.49% to 12.36%
2016	0.00% to 1.00%	234,265	63.59 to 27.14	16,590,872	0.32%	22.83% to 21.61%
2015	0.00% to 1.00%	259,198	51.77 to 22.31	14,987,603	0.36%	-1.63% to -2.61%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2019	0.00% to 1.00%	49,822	33.29 to 27.05	1,512,962	2.47%	22.95% to 21.72%
2018	0.00% to 1.00%	50,732	27.08 to 22.22	1,258,035	0.61%	-17.42% to -18.24%
2017	0.00% to 1.00%	68,842	32.79 to 27.18	2,073,082	1.36%	41.50% to 40.10%
2016	0.00% to 1.00%	91,423	23.17 to 19.40	1,932,364	0.80%	7.72% to 6.65%
2015	0.00% to 1.00%	108,444	21.51 to 18.19	2,147,413	0.83%	-15.99% to -16.83%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2019	0.00% to 1.00%	188,940	21.02 to 17.43	3,624,651	2.59%	19.12% to 17.94%
2018	0.00% to 1.00%	203,895	17.65 to 14.78	3,299,264	2.01%	-14.53% to -15.39%
2017	0.00% to 1.00%	215,863	20.65 to 17.47	4,102,288	1.71%	27.45% to 26.19%
2016	0.00% to 1.00%	224,251	16.20 to 13.84	3,355,953	2.13%	0.87% to -0.13%
2015	0.00% to 1.00%	249,338	16.06 to 13.86	3,717,354	0.49%	-3.06% to -4.02%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2019	0.00% to 1.00%	66,670	56.23 to 36.76	3,329,173	1.00%	19.00% to 17.82%
2018	0.00% to 1.00%	86,370	47.25 to 31.20	3,637,893	0.69%	-16.95% to -17.78%
2017	0.00% to 1.00%	99,474	56.90 to 37.95	5,113,152	0.50%	9.06% to 7.98%
2016	0.00% to 1.00%	109,672	52.17 to 35.15	5,176,534	0.63%	25.93% to 24.68%
2015	0.00% to 1.00%	132,480	41.43 to 28.19	5,020,735	0.70%	-6.02% to -6.96%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2019	0.00% to 0.80%	77,750	29.68 to 26.61	2,156,670	0.66%	34.78% to 33.70%
2018	0.00% to 0.80%	80,664	22.02 to 19.90	1,667,398	0.23%	-9.42% to -10.15%
2017	0.00% to 0.80%	83,933	24.32 to 22.15	1,926,332	0.75%	30.97% to 29.93%
2016	0.00% to 0.80%	85,535	18.57 to 17.05	1,506,034	1.48%	0.19% to -0.61%
2015	0.00% to 0.80%	92,179	18.53 to 17.15	1,626,725	0.65%	6.54% to 5.69%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2019	0.00% to 0.80%	90,459	31.93 to 28.63	2,705,011	0.35%	30.29% to 29.25%
2018	0.00% to 0.80%	92,483	24.51 to 22.15	2,131,372	0.31%	-0.66% to -1.45%
2017	0.00% to 0.80%	105,299	24.67 to 22.48	2,453,066	0.32%	27.80% to 26.78%
2016	0.00% to 0.80%	106,152	19.31 to 17.73	1,944,191	0.22%	9.06% to 8.20%
2015	0.00% to 0.80%	107,876	17.70 to 16.38	1,820,079	0.72%	6.43% to 5.58%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2019	0.00% to 0.80%	33,175	25.09 to 22.67	781,595	1.32%	25.67% to 24.67%
2018	0.00% to 0.80%	35,466	19.96 to 18.18	667,703	1.01%	-2.18% to -2.97%
2017	0.00% to 0.80%	41,029	20.41 to 18.74	793,352	1.43%	21.93% to 20.96%
2016	0.00% to 0.80%	39,316	16.74 to 15.49	626,938	1.07%	11.09% to 10.20%
2015	0.00% to 0.80%	57,553	15.07 to 14.06	830,178	0.82%	1.09% to 0.28%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
2019	0.00% to 0.80%	25,128	22.48 to 19.68	523,238	26.37%	16.55% to 15.62%
2018	0.00% to 0.80%	22,078	19.29 to 17.02	396,634	4.27%	-17.16% to -17.83%
2017	0.00% to 0.80%	23,893	23.29 to 20.71	519,830	2.72%	22.92% to 21.95%
2016	0.00% to 0.80%	24,448	18.94 to 16.98	434,490	2.71%	5.23% to 4.39%
2015	0.00% to 0.80%	33,454	18.00 to 16.27	567,297	1.27%	-5.12% to -5.88%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.50% to 0.80%	15,280	18.65 to 18.28	284,619	0.88%	24.34% to 23.96%
2018	0.50% to 0.80%	15,324	15.00 to 14.75	229,533	1.20%	-11.79% to -12.05%
2017	0.50% to 0.80%	12,110	17.00 to 16.77	205,545	0.86%	13.61% to 13.27%
2016	0.50% to 0.80%	11,412	14.96 to 14.80	170,575	1.34%	20.27% to 19.91%
2015	0.50% to 0.80%	9,242	12.44 to 12.34	114,888	1.14%	-5.36% to -5.64%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2019	0.50% to 0.80%	34,491	11.71 to 11.52	404,045	3.35%	21.16% to 20.80%
2018	0.50% to 0.80%	30,337	9.67 to 9.53	293,256	3.35%	-14.24% to -14.50%
2017	0.50% to 0.80%	15,087	11.27 to 11.15	170,046	2.97%	24.26% to 23.89%
2016	0.50% to 0.80%	9,992	9.07 to 9.00	90,618	2.85%	0.42% to 0.12%
2015	0.50% to 0.80%	9,872	9.03 to 8.99	89,175	3.18%	-1.45% to -1.75%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2019	0.00% to 0.80%	17,891	12.09 to 11.55	210,263	3.05%	21.42% to 20.45%
2018	0.00% to 0.80%	20,801	9.96 to 9.59	202,354	2.31%	-13.90% to -14.59%
2017	0.00% to 0.80%	43,094	11.57 to 11.23	492,701	2.84%	24.56% to 23.57%
2016	0.00% to 0.80%	39,877	9.29 to 9.09	366,767	2.44%	0.75% to -0.05%
2015	0.00% to 0.80%	42,885	9.22 to 9.09	392,938	2.09%	-1.26% to -2.04%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2019	0.00% to 1.00%	133,763	50.14 to 37.54	5,966,226	1.30%	25.65% to 24.40%
2018	0.00% to 1.00%	140,419	39.91 to 30.18	5,008,687	1.30%	-11.38% to -12.27%
2017	0.00% to 1.00%	164,251	45.03 to 34.40	6,682,167	1.07%	15.78% to 14.63%
2016	0.00% to 1.00%	179,792	38.89 to 30.01	6,345,221	1.24%	20.29% to 19.10%
2015	0.00% to 1.00%	206,498	32.33 to 25.20	6,121,644	1.16%	-2.53% to -3.50%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2019	0.50% to 0.80%	173,247	22.29 to 21.85	3,858,198	2.08%	30.50% to 30.11%
2018	0.50% to 0.80%	183,733	17.08 to 16.79	3,135,923	1.74%	-5.10% to -5.38%
2017	0.50% to 0.80%	176,586	18.00 to 17.75	3,175,911	1.83%	20.92% to 20.56%
2016	0.50% to 0.80%	189,315	14.88 to 14.72	2,815,915	2.11%	11.11% to 10.78%
2015	0.50% to 0.80%	165,957	13.39 to 13.29	2,221,989	1.84%	0.66% to 0.36%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	0.50% to 1.00%	67,619	30.35 to 27.75	2,031,642	1.70%	23.11% to 22.50%
2018	0.00% to 1.00%	156,581	26.83 to 22.65	4,035,598	1.50%	-8.85% to -9.77%
2017	0.00% to 1.00%	168,506	29.44 to 25.10	4,766,931	1.55%	18.43% to 17.25%
2016	0.00% to 1.00%	178,815	24.86 to 21.41	4,269,510	1.88%	9.47% to 8.38%
2015	0.00% to 1.00%	94,671	22.71 to 19.75	1,994,621	1.39%	-1.00% to -1.98%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	0.00% to 1.00%	191,041	31.23 to 26.10	5,451,045	2.07%	21.83% to 20.62%
2018	0.00% to 1.00%	203,563	25.64 to 21.64	4,785,512	1.60%	-7.73% to -8.65%
2017	0.00% to 1.00%	218,723	27.78 to 23.69	5,613,886	1.65%	16.68% to 15.52%
2016	0.00% to 1.00%	231,771	23.81 to 20.51	5,118,855	1.80%	8.48% to 7.40%
2015	0.00% to 1.00%	243,227	21.95 to 19.09	4,972,297	1.49%	-0.73% to -1.72%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.00% to 1.00%	122,723	27.51 to 23.00	3,142,367	2.15%	17.74% to 16.57%
2018	0.00% to 1.00%	138,713	23.36 to 19.73	3,012,037	1.81%	-5.68% to -6.62%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.00% to 1.00%	148,608	24.77 to 21.13	3,435,765	1.70%	12.93% to 11.81%
2016	0.00% to 1.00%	170,563	21.94 to 18.89	3,506,812	1.89%	7.14% to 6.08%
2015	0.00% to 1.00%	176,900	20.47 to 17.81	3,400,620	1.44%	-0.33% to -1.33%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	0.00% to 1.00%	32,117	23.94 to 20.01	683,603	1.76%	13.48% to 12.35%
2018	0.00% to 1.00%	50,180	21.10 to 17.81	936,979	1.83%	-3.73% to -4.69%
2017	0.00% to 1.00%	55,080	21.91 to 18.69	1,079,258	1.83%	9.21% to 8.13%
2016	0.00% to 1.00%	60,451	20.07 to 17.28	1,093,389	0.85%	5.70% to 4.65%
2015	0.00% to 1.00%	202,821	18.98 to 16.51	3,565,318	1.67%	-0.03% to -1.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	0.00% to 1.00%	13,757	19.95 to 16.68	246,282	2.05%	9.53% to 8.44%
2018	0.00% to 1.00%	15,456	18.21 to 15.38	251,937	1.95%	-1.80% to -2.79%
2017	0.00% to 1.00%	19,082	18.55 to 15.82	318,808	1.81%	5.68% to 4.63%
2016	0.00% to 1.00%	25,228	17.55 to 15.12	398,511	1.66%	4.26% to 3.23%
2015	0.00% to 1.00%	29,949	16.83 to 14.64	459,878	1.61%	0.26% to -0.73%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2019	0.00% to 0.80%	185,066	24.06 to 21.56	4,159,073	1.65%	20.78% to 19.82%
2018	0.00% to 0.80%	163,892	19.92 to 18.00	3,065,006	1.19%	-4.98% to -5.74%
2017	0.00% to 0.80%	167,513	20.96 to 19.09	3,314,114	1.11%	15.79% to 14.87%
2016	0.00% to 0.80%	155,432	18.10 to 16.62	2,667,662	1.82%	9.00% to 8.13%
2015	0.00% to 0.80%	183,408	16.61 to 15.37	2,903,027	1.47%	0.98% to 0.18%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
2019	0.50% to 0.80%	16,636	18.85 to 18.20	310,810	2.85%	23.53% to 23.16%
2018	0.50% to 0.80%	18,277	15.26 to 14.78	276,827	1.97%	-11.17% to -11.44%
2017	0.50% to 0.80%	16,962	17.18 to 16.68	289,247	1.33%	19.40% to 19.04%
2016	0.50% to 0.80%	18,151	14.39 to 14.02	259,413	2.39%	7.79% to 7.46%
2015	0.50% to 0.80%	23,044	13.35 to 13.04	306,120	2.71%	-2.07% to -2.36%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2019	0.50% to 0.80%	41,879	18.52 to 17.88	771,966	2.97%	21.71% to 21.35%
2018	0.50% to 0.80%	43,138	15.22 to 14.74	653,476	2.10%	-9.84% to -10.11%
2017	0.50% to 0.80%	45,884	16.88 to 16.40	770,712	1.49%	17.57% to 17.22%
2016	0.50% to 0.80%	51,262	14.36 to 13.99	732,839	2.73%	7.15% to 6.83%
2015	0.50% to 0.80%	53,137	13.40 to 13.09	709,071	3.02%	-1.92% to -2.21%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)
2019	0.00% to 0.80%	37,666	19.30 to 17.58	683,006	2.98%	20.22% to 19.26%
2018	0.00% to 0.80%	38,911	16.05 to 14.74	590,018	2.17%	-8.04% to -8.78%
2017	0.00% to 0.80%	38,759	17.46 to 16.16	642,465	1.70%	16.01% to 15.09%
2016	0.00% to 0.80%	43,344	15.05 to 14.04	622,243	2.74%	7.32% to 6.47%
2015	0.00% to 0.80%	47,510	14.02 to 13.19	639,066	3.01%	-1.15% to -1.93%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
2019	0.00% to 0.80%	59,628	18.67 to 17.00	1,053,180	2.76%	18.32% to 17.38%
2018	0.00% to 0.80%	67,746	15.78 to 14.49	1,015,136	2.15%	-7.07% to -7.81%
2017	0.00% to 0.80%	67,973	16.98 to 15.71	1,100,188	1.86%	14.05% to 13.15%
2016	0.00% to 0.80%	72,436	14.89 to 13.89	1,032,119	2.68%	6.82% to 5.97%
2015	0.00% to 0.80%	92,343	13.94 to 13.11	1,238,000	3.00%	-0.98% to -1.76%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
2019	0.00% to 0.80%	26,045	17.95 to 16.35	440,321	2.76%	16.29% to 15.37%
2018	0.00% to 0.80%	26,870	15.44 to 14.17	392,621	2.30%	-6.04% to -6.80%
2017	0.00% to 0.80%	27,823	16.43 to 15.21	434,939	1.69%	12.01% to 11.12%
2016	0.00% to 0.80%	28,761	14.67 to 13.69	402,841	2.14%	6.28% to 5.44%
2015	0.00% to 0.80%	55,893	13.80 to 12.98	741,335	3.15%	-1.05% to -1.84%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
2019	0.00% to 0.80%	8,453	17.28 to 15.74	137,159	2.91%	14.28% to 13.37%
2018	0.00% to 0.80%	16,805	15.12 to 13.89	240,373	2.21%	-4.68% to -5.44%
2017	0.00% to 0.80%	9,549	15.87 to 14.69	145,951	2.03%	10.08% to 9.20%
2016	0.00% to 0.80%	9,928	14.41 to 13.45	138,384	2.49%	5.99% to 5.15%
2015	0.00% to 0.80%	13,838	13.60 to 12.79	182,273	2.15%	-0.88% to -1.67%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
2019	0.00% to 0.80%	4,534	15.69 to 14.29	68,999	2.31%	10.77% to 9.89%
2018	0.00% to 0.80%	5,932	14.17 to 13.01	81,243	3.73%	-2.51% to -3.29%
2017	0.00% to 0.80%	3,451	14.53 to 13.45	47,573	1.80%	6.35% to 5.51%
2016	0.00% to 0.80%	4,802	13.66 to 12.75	62,669	2.70%	4.81% to 3.98%
2015	0.00% to 0.80%	3,650	13.03 to 12.26	45,654	1.72%	-0.65% to -1.44%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2019	0.00% to 0.80%	22,928	21.66 to 19.89	485,633	2.18%	15.34% to 14.42%
2018	0.00% to 0.80%	34,602	18.78 to 17.38	630,933	1.96%	-4.85% to -5.61%
2017	0.00% to 0.80%	26,678	19.73 to 18.41	515,537	1.86%	11.13% to 10.25%
2016	0.00% to 0.80%	27,043	17.76 to 16.70	471,395	2.06%	6.30% to 5.46%
2015	0.00% to 0.80%	21,278	16.70 to 15.84	351,472	1.70%	-0.17% to -0.97%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2019	0.50% to 0.80%	5,290	25.01 to 24.22	131,256	2.02%	19.34% to 18.98%
2018	0.50% to 0.80%	5,950	20.96 to 20.36	123,910	1.68%	-6.94% to -7.22%
2017	0.50% to 0.80%	5,406	22.52 to 21.94	120,959	1.77%	14.24% to 13.90%
2016	0.50% to 0.80%	4,804	19.71 to 19.27	94,050	1.77%	7.20% to 6.88%
2015	0.00% to 0.80%	5,282	19.01 to 18.03	96,696	1.47%	-0.53% to -1.32%
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)
2019	0.50% to 0.80%	18,446	14.73 to 14.44	271,741	1.81%	17.12% to 16.77%
2018	0.50% to 0.80%	18,776	12.58 to 12.37	236,167	1.65%	-8.19% to -8.46%
2017	0.50%	9,568	13.7	131,104	3.86%	13.43%
2016	0.50%	898	12.08	10,847	1.48%	8.42%
2015	0.50%	878	11.14	9,782	1.90%	-2.19%
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)
2019	0.50%	11,260	15.74	177,223	1.68%	19.30%
2018	0.50%	12,365	13.19	163,134	2.12%	-10.51%
2017	0.50% to 0.80%	9,953	14.74 to 14.54	146,561	1.90%	17.39% to 17.04%
2016	0.50% to 0.80%	8,185	12.56 to 12.42	102,664	3.28%	10.99% to 10.65%
2015	0.50%	100	11.32	1,132	1.18%	-3.49%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
2019	0.80%	3	12.04	36	3.93%	13.14%
2018	0.80%	1	10.64	11	2.01%	-7.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2019	0.50%	45	12.99	584	2.22%	14.94%
2018	0.50%	56	11.3	633	1.90%	-6.29%
2015	0.50%	15,862	9.69	153,660	1.71%	-4.19%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2019	0.00% to 1.00%	69,980	19.48 to 13.01	1,489,876	1.97%	3.69% to 2.66%
2018	0.00% to 1.00%	73,670	18.79 to 12.67	1,524,946	1.56%	1.02% to 0.01%
2017	0.00% to 1.00%	86,654	18.60 to 12.67	1,774,339	1.44%	0.89% to -0.11%
2016	0.00% to 1.00%	86,152	18.43 to 12.68	1,779,256	0.94%	1.22% to 0.21%
2015	0.00% to 1.00%	138,717	18.21 to 12.66	2,510,683	1.48%	0.18% to -0.81%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2019	0.00%	1,172	20.88	24,469	0.16%	27.69%
2018	0.00%	1,190	16.35	19,458	0.16%	-16.95%
2017	0.00%	1,208	19.69	23,784	0.67%	26.76%
2016	0.00%	1,225	15.53	19,028	0.63%	-1.82%
2015	0.00%	1,304	15.82	20,629	0.97%	1.53%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2019	0.00% to 1.00%	120,729	15.61 to 14.97	1,856,891	0.00%	32.75% to 31.43%
2018	0.00% to 1.00%	123,627	11.76 to 11.39	1,437,261	0.00%	-6.40% to -7.34%
2017	0.00% to 1.00%	136,015	12.56 to 12.29	1,694,713	0.00%	25.29% to 24.05%
2016	0.00% to 1.00%	153,458	10.02 to 9.91	1,530,812	0.00%	4.40% to 3.36%
2015	0.00% to 1.00%	180,813	9.60 to 9.59	1,734,951	0.00%	-3.97% to -4.12%	****
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2019	0.50% to 0.80%	2,134	51.60 to 49.08	109,624	0.00%	31.82% to 31.43%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.50% to 0.80%	2,399	39.14 to 37.35	93,237	0.00%	-7.03% to -7.31%
2017	0.50% to 0.80%	2,541	42.10 to 40.29	105,622	0.00%	23.94% to 23.57%
2016	0.50% to 0.80%	4,197	33.97 to 32.60	141,466	0.00%	3.64% to 3.33%
2015	0.50% to 0.80%	6,188	32.77 to 31.55	201,732	0.00%	0.49% to 0.19%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)
2019	0.00%	461	26.94	12,419	0.21%	16.43%
2018	0.00%	620	23.14	14,345	0.22%	-15.48%
2017	0.00%	756	27.37	20,695	0.47%	16.35%
2016	0.00%	893	23.53	21,010	0.24%	15.98%
2015	0.00%	1,061	20.29	21,523	0.37%	-8.52%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2019	0.00% to 1.00%	145,098	45.00 to 10.88	4,017,368	0.57%	25.88% to 8.79%
2018	0.00% to 0.80%	19,949	35.75 to 31.54	659,471	0.48%	-5.73% to -6.48%
2017	0.00% to 0.80%	21,146	37.92 to 33.72	744,844	0.51%	18.43% to 17.49%
2016	0.00% to 0.80%	23,543	32.02 to 28.70	703,447	0.70%	9.86% to 8.99%
2015	0.00% to 0.80%	25,033	29.14 to 26.33	684,088	0.55%	-0.46% to -1.26%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2019	0.50%	866	12.37	10,712	2.14%	13.91%
2018	0.50%	902	10.86	9,806	1.60%	-6.62%
2017	0.50%	938	11.63	10,908	0.83%	10.03%
2016	0.50%	973	10.57	10,283	1.29%	5.49%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2019	0.50% to 0.80%	186	12.81 to 12.55	2,379	1.84%	16.35% to 16.00%
2018	0.50% to 0.80%	197	11.01 to 10.82	2,176	1.42%	-9.29% to -9.57%
2017	0.50%	188	12.13	2,281	1.53%	16.87%
2016	0.80%	198	10.27	2,033	1.58%	4.67%
2015	0.80%	207	9.81	2,031	1.29%	-9.94%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2019	0.80%	3	12.63	38	2.36%	15.24%
2018	0.80%	1	10.96	11	0.00%	-8.12%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2019	0.50% to 0.80%	16,466	12.84 to 12.55	211,378	2.93%	11.34% to 11.00%
2018	0.50% to 0.80%	17,324	11.53 to 11.30	199,752	2.88%	-5.88% to -6.17%
2017	0.50% to 0.80%	41,753	12.25 to 12.05	511,377	4.70%	12.98% to 12.64%
2016	0.50% to 0.80%	38,837	10.85 to 10.70	420,886	3.00%	12.37% to 12.03%
2015	0.50% to 0.80%	21,824	9.65 to 9.55	210,416	3.46%	-9.44% to -9.71%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2019	0.50% to 0.80%	411	6.04 to 5.94	2,479	3.81%	10.88% to 10.54%
2018	0.50% to 0.80%	3,421	5.45 to 5.37	18,630	2.26%	-14.56% to -14.82%
2017	0.50% to 0.80%	2,541	6.38 to 6.31	16,199	11.17%	1.64% to 1.34%
2016	0.50% to 0.80%	2,186	6.27 to 6.22	13,712	1.14%	14.58% to 14.24%
2015	0.50%	1,195	5.47	6,542	5.56%	-26.08%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2019	0.50% to 0.80%	11,894	13.34 to 12.92	158,599	2.12%	6.49% to 6.17%
2018	0.50% to 0.80%	15,258	12.53 to 12.17	191,070	5.14%	-4.46% to -4.75%
2017	0.50% to 0.80%	17,035	13.11 to 12.77	223,243	1.58%	10.29% to 9.96%
2016	0.50% to 0.80%	19,555	11.89 to 11.62	232,260	1.21%	2.49% to 2.18%
2015	0.50% to 0.80%	25,040	11.60 to 11.37	290,325	1.52%	-7.55% to -7.83%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2019	0.00% to 0.80%	111,462	13.49 to 12.38	1,445,415	2.72%	4.03% to 3.20%
2018	0.00% to 0.80%	88,451	12.97 to 12.00	1,110,380	1.91%	0.34% to -0.47%
2017	0.00% to 0.80%	98,910	12.93 to 12.06	1,237,958	1.34%	1.35% to 0.54%
2016	0.00% to 0.80%	116,237	12.75 to 11.99	1,438,170	1.50%	1.41% to 0.60%
2015	0.00% to 0.80%	127,195	12.58 to 11.92	1,557,147	3.42%	0.31% to -0.49%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2019	0.50% to 0.80%	34,429	12.65 to 12.32	435,091	3.03%	7.81% to 7.49%
2018	0.50% to 0.80%	56,482	11.73 to 11.46	662,153	2.52%	-1.04% to -1.34%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.50% to 0.80%	60,793	11.85 to 11.62	720,182	2.03%	4.40% to 4.08%
2016	0.50% to 0.80%	67,610	11.35 to 11.16	767,133	2.11%	2.17% to 1.87%
2015	0.50% to 0.80%	88,806	11.11 to 10.96	986,434	5.07%	-0.07% to -0.37%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2019	0.50% to 0.80%	31,185	13.38 to 13.27	417,112	1.91%	29.75% to 29.37%
2018	0.50% to 0.80%	29,273	10.31 to 10.26	301,735	0.51%	-8.95% to -9.22%
2017	0.50% to 0.80%	15,278	11.32 to 11.30	172,984	0.00%	13.25% to 13.02%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2019	0.00% to 0.80%	80,650	18.59 to 18.13	1,478,400	0.13%	36.74% to 35.65%
2018	0.50% to 0.80%	68,268	13.45 to 13.37	918,121	0.00%	1.87% to 1.56%
2017	0.50% to 0.80%	43,778	13.21 to 13.16	578,017	0.09%	30.25% to 29.86%
2016	0.50% to 0.80%	33,522	10.14 to 10.13	339,833	0.00%	1.38% to 1.35%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2019	0.00% to 0.80%	8,829	26.86 to 23.51	219,166	1.38%	25.15% to 24.16%
2018	0.00% to 0.80%	10,466	21.46 to 18.94	208,620	1.36%	-19.11% to -19.76%
2017	0.00% to 0.80%	11,093	26.54 to 23.60	274,628	2.24%	26.58% to 25.57%
2016	0.00% to 0.80%	9,294	20.96 to 18.79	182,336	3.30%	-2.45% to -3.23%
2015	0.00% to 0.80%	11,932	21.49 to 19.42	240,722	1.15%	0.14% to -0.66%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2019	0.00% to 0.80%	101,270	50.38 to 46.63	4,868,461	0.00%	28.63% to 27.61%
2018	0.00% to 0.80%	120,523	39.17 to 36.55	4,519,011	0.00%	0.86% to 0.05%
2017	0.00% to 0.80%	132,486	38.83 to 36.53	4,964,050	0.00%	27.31% to 26.30%
2016	0.00% to 0.80%	151,368	30.50 to 28.92	4,473,261	0.00%	-10.72% to -11.43%
2015	0.00% to 0.80%	188,201	34.17 to 32.65	6,257,127	0.00%	12.47% to 11.57%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
2019	0.00%	3,118	13.81	43,066	2.11%	4.10%
2018	0.00%	720	13.27	9,553	1.19%	0.92%
2017	0.00%	5,664	13.15	74,462	1.23%	0.81%
2016	0.00%	4,798	13.04	62,568	1.08%	1.12%
2015	0.00%	4,821	12.9	62,169	0.92%	0.06%
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
2019	0.00% to 1.00%	24,813	26.07 to 19.84	714,438	0.37%	12.62% to 11.50%
2018	0.00% to 1.00%	26,103	23.15 to 17.79	659,253	9.18%	-6.14% to -7.08%
2017	0.00% to 1.00%	42,277	24.66 to 19.15	1,047,647	2.32%	12.24% to 11.13%
2016	0.00% to 1.00%	46,834	21.97 to 17.23	1,042,933	0.00%	6.42% to 5.37%
2015	0.00% to 1.00%	49,553	20.65 to 16.35	1,042,936	6.78%	-13.09% to -13.95%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2019	0.00% to 1.00%	85,729	42.65 to 39.58	3,269,105	0.50%	30.60% to 29.30%
2018	0.00% to 1.00%	97,443	32.65 to 30.61	2,857,721	0.31%	-23.49% to -24.25%
2017	0.00% to 1.00%	121,240	42.68 to 40.41	4,673,218	0.47%	51.03% to 49.54%
2016	0.00% to 1.00%	142,846	28.26 to 27.03	3,662,307	0.47%	0.10% to -0.89%
2015	0.00% to 1.00%	156,813	28.23 to 27.27	4,035,452	0.58%	-13.99% to -14.85%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2019	0.00% to 1.30%	77,074	25.26 to 30.89	2,447,309	0.00%	11.87% to 10.42%
2018	0.00% to 1.00%	86,375	22.58 to 20.95	2,439,121	0.00%	-28.28% to -29.21%
2017	0.00% to 1.00%	89,572	31.48 to 29.50	3,551,521	0.00%	-1.70% to -2.67%
2016	0.00% to 1.00%	109,288	32.03 to 30.31	4,362,160	0.38%	43.71% to 42.28%
2015	0.00% to 1.00%	112,466	22.28 to 21.31	3,199,985	0.03%	-33.45% to -34.11%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2019	0.50%	2,122	10.87	23,062	2.15%	8.68%	****
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2019	0.00% to 1.00%	10,481	92.87 to 55.48	673,387	0.00%	39.02% to 37.64%
2018	0.00% to 1.00%	11,734	66.80 to 40.31	540,623	0.00%	-7.06% to -7.99%
2017	0.00% to 1.00%	13,560	71.88 to 43.81	674,086	0.00%	29.13% to 27.85%
2016	0.00% to 1.00%	18,245	55.67 to 34.27	686,884	0.00%	7.65% to 6.58%
2015	0.00% to 1.00%	20,962	51.71 to 32.15	743,396	0.00%	-1.46% to -2.44%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.00% to 1.00%	33,080	89.64 to 33.78	1,414,069	0.28%	31.46% to 30.16%
2018	0.00% to 1.00%	34,304	68.19 to 25.95	1,123,712	0.18%	-7.15% to -8.07%
2017	0.00% to 1.00%	40,924	73.44 to 28.23	1,414,411	0.65%	20.44% to 19.24%
2016	0.00% to 1.00%	45,057	60.97 to 23.67	1,407,034	2.03%	12.23% to 11.12%
2015	0.00% to 1.00%	49,909	54.33 to 21.31	1,439,222	0.13%	-3.08% to -4.05%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2019	0.00% to 0.80%	10,390	42.29 to 38.83	415,351	0.00%	24.83% to 23.83%
2018	0.00% to 0.80%	15,955	33.88 to 31.35	513,659	0.00%	1.31% to 0.50%
2017	0.00% to 0.80%	10,835	33.44 to 31.20	345,820	0.00%	25.86% to 24.86%
2016	0.00% to 0.80%	13,108	26.57 to 24.99	334,640	0.00%	7.75% to 6.89%
2015	0.00% to 0.80%	17,346	24.66 to 23.38	413,663	0.00%	-2.88% to -3.66%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I (CAF)
2015	0.00% to 1.00%	415,809	25.81 to 10.61	13,602,712	0.35%	4.67% to 3.63%
Federated Insurance Series - Fed Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2017	0.00% to 0.80%	7,176	18.30 to 16.27	127,321	1.63%	10.95% to 10.07%
2016	0.00% to 0.80%	9,131	16.49 to 14.79	145,161	1.73%	-4.20% to -4.96%
2015	0.00% to 0.80%	9,042	17.22 to 15.56	150,537	1.66%	-6.29% to -7.04%
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)
2018	0.00% to 1.00%	3,436	30.49 to 22.29	80,666	0.48%	-7.61% to -8.54%
2017	0.00% to 1.00%	3,583	33.00 to 24.37	92,122	0.33%	25.41% to 24.17%
2016	0.00% to 1.00%	3,983	26.32 to 19.63	83,916	0.35%	8.73% to 7.66%
2015	0.00% to 1.00%	6,866	24.20 to 18.23	146,287	0.70%	-4.97% to -5.91%
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB (PVTVB)
2015	0.00% to 0.80%	23,414	25.36 to 22.91	556,522	1.09%	-6.11% to -6.86%
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB (PVGIB)
2016	0.00% to 0.80%	3,854	26.14 to 23.44	93,297	1.79%	15.02% to 14.10%
2015	0.00% to 0.80%	4,323	22.73 to 20.54	91,976	2.83%	-7.53% to -8.26%

2019	Contract Owners' Equity:	$653,332,517
2018	Contract Owners' Equity:	$559,469,800
2017	Contract Owners' Equity:	$648,235,195
2016	Contract Owners' Equity:	$586,988,224
2015	Contract Owners' Equity:	$600,557,383

*	This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on Form N8B-2 for the NW VLI Separate Account - 2 (033-62795) and hereby incorporated by reference.
b)	Not Applicable
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the Post-Effective Amendment No. 18 (033-42180) and hereby incorporated by reference.
d)	The form of the contract – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.
e)	The form of the contract application – Filed previously with initial registration statement (033-42180) and hereby incorporated by reference.
f)	Depositor's Certificate of Incorporation and By-Laws.
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/740269/000119090309001823/exhibitf1.htm
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/740269/000119090309001823/exhibitf2.htm
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/740269/000119090309001823/exhibitf3.htm
g)	Reinsurance Contracts – Filed previously with registration statement (333-31725) and hereby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm

5)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm
6)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090312000470/dfafpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm
8)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/dwsfpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm

15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9b.htm
16)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
17)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
18)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
19)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
20)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090312000932/northernlightsfpa.htm
21)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
22)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
23)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
24)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm
25)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm

26)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univfpa99h16.htm
27)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
28)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
29)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
30)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926h32.htm
i)	Not Applicable
j)	Not Applicable
k)	Opinion of Counsel – Filed previously with the registration statement on Form S-6 (033-42180) and hereby incorporated by reference.
l)	Not Applicable
m)	Not Applicable
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable
p)	Not Applicable
q)	Redeemability Exemption – Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1041357/000119090309001711/exhibit_26q.htm
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher

Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable

Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide VLI Separate Account-2
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact